UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-22559
                                                    -----------

                      First Trust Exchange-Traded Fund IV
        ----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
        ----------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
        ----------------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                      Date of fiscal year end: October 31
                                              ------------

                    Date of reporting period: July 31, 2015
                                             ---------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Schedule(s) of Investments is attached herewith.


FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP)

PORTFOLIO OF INVESTMENTS
JULY 31, 2015 (UNAUDITED)

SHARES        DESCRIPTION                              VALUE
----------------------------------------------------------------
              COMMON STOCKS -- 71.8%
              ELECTRIC UTILITIES -- 13.4%
     315,269  American Electric Power Co., Inc.    $   17,834,767
      71,061  Duke Energy Corp.                         5,274,147
     320,772  Emera, Inc. (CAD)                        10,698,532
     430,484  Eversource Energy                        21,403,665
     413,381  Exelon Corp.                             13,265,396
     369,971  Fortis, Inc. (CAD)                       10,594,039
     104,014  IDACORP, Inc.                             6,460,310
     685,156  ITC Holdings Corp.                       23,144,570
     198,696  NextEra Energy, Inc.                     20,902,819
     239,736  Southern (The) Co.                       10,723,391
                                                   --------------
                                                      140,301,636
                                                   --------------
              GAS UTILITIES -- 8.2%
     257,894  Atmos Energy Corp.                       14,261,538
     119,568  Chesapeake Utilities Corp.                6,148,187
     366,567  New Jersey Resources Corp.               10,593,786
     357,604  ONE Gas, Inc.                            16,102,908
     282,014  Piedmont Natural Gas Co., Inc.           10,719,352
     301,986  South Jersey Industries, Inc.             7,320,141
     580,495  UGI Corp.                                21,211,287
                                                   --------------
                                                       86,357,199
                                                   --------------
              INDEPENDENT POWER AND RENEWABLE
                 ELECTRICITY PRODUCERS -- 0.7%
     275,798  Pattern Energy Group, Inc.                6,737,745
                                                   --------------
              MULTI-UTILITIES -- 14.7%
      86,668  Alliant Energy Corp.                      5,330,949
     346,958  ATCO Ltd., Class I (CAD)                 10,412,587
     436,597  Canadian Utilities Ltd.,
                 Class A (CAD)                         12,264,842
     510,720  CMS Energy Corp.                         17,497,267
     221,664  Dominion Resources, Inc.                 15,893,309
     236,248  National Grid PLC, ADR                   15,738,842
     906,343  NiSource, Inc.                           15,824,749
     515,163  Public Service Enterprise Group,
                 Inc.                                  21,466,842
     146,107  SCANA Corp.                               8,006,663
     102,801  Sempra Energy                            10,463,086
     433,996  WEC Energy Group, Inc.                   21,265,804
                                                   --------------
                                                      154,164,940
                                                   --------------
              OIL, GAS & CONSUMABLE FUELS -- 34.1%
      35,123  Columbia Pipeline Group, Inc.             1,024,889
   2,865,962  Enbridge Energy Management, LLC (a)      90,850,995
     939,235  Enbridge Income Fund Holdings,
                 Inc. (CAD)                            24,761,879
     483,160  Enbridge, Inc.                           21,046,450
     752,475  Inter Pipeline Ltd. (CAD)                15,741,649
     311,235  Keyera Corp. (CAD)                       10,228,146
   2,668,390  Kinder Morgan, Inc.                      92,433,030

SHARES/
UNITS         DESCRIPTION                              VALUE
-----------------------------------------------------------------
              COMMON STOCKS (CONTINUED)
              OIL, GAS & CONSUMABLE FUELS
                 (CONTINUED)
     267,568  ONEOK, Inc.                          $   10,111,395
     356,572  Pembina Pipeline Corp. (CAD)             10,379,398
     793,072  Spectra Energy Corp.                     23,998,359
     951,620  TransCanada Corp.                        37,027,534
     389,332  Williams (The) Cos., Inc.                20,432,143
                                                   --------------
                                                      358,035,867
                                                   --------------
              REAL ESTATE INVESTMENT TRUSTS --
                 0.7%
     337,498  CorEnergy Infrastructure Trust,
                 Inc.                                   2,099,238
     155,914  InfraREIT, Inc.                           5,227,796
                                                   --------------
                                                        7,327,034
                                                   --------------
              TOTAL COMMON STOCKS -- 71.8%            752,924,421
              (Cost $767,212,486)                  --------------

              MASTER LIMITED PARTNERSHIPS -- 26.0%
              CHEMICALS -- 0.1%
      47,457  Westlake Chemical Partners, L.P.          1,015,580
                                                   --------------
              GAS UTILITIES -- 2.0%
     342,080  AmeriGas Partners, L.P.                  15,704,893
     136,940  Suburban Propane Partners, L.P.           5,216,044
                                                   --------------
                                                       20,920,937
                                                   --------------
              INDEPENDENT POWER AND RENEWABLE
                 ELECTRICITY PRODUCERS -- 1.9%
     581,641  NextEra Energy Partners, L.P.            20,752,951
                                                   --------------
              OIL, GAS & CONSUMABLE FUELS -- 22.0%
     139,488  Alliance Holdings GP, L.P.                5,278,226
     639,013  Alliance Resource Partners, L.P.         15,732,500
      66,656  Columbia Pipeline Partners, L.P.          1,562,417
     341,404  Energy Transfer Equity, L.P.             10,269,432
     399,325  Energy Transfer Partners, L.P.           20,445,440
     902,967  Enterprise Products Partners,
                 L.P.                                  25,581,055
     163,142  EQT Midstream Partners, L.P.             12,852,327
     138,290  Hoegh LNG Partners, L.P.                  2,713,250
     327,877  Holly Energy Partners, L.P.              10,203,532
     145,877  Magellan Midstream Partners,
                 L.P.                                  10,269,741
     544,560  Natural Resource Partners, L.P.           1,633,680
     373,576  NGL Energy Partners, L.P.                10,340,584
     160,731  ONEOK Partners, L.P.                      5,206,077
      82,587  Phillips 66 Partners, L.P.                5,145,996
     629,222  Plains All American Pipeline, L.P.       26,270,018
     282,158  Spectra Energy Partners, L.P.            13,695,949


                     See Notes to Portfolio of Investments

FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP)

JULY 31, 2015 (UNAUDITED)

UNITS       DESCRIPTION                                VALUE
-----------------------------------------------------------------
              MASTER LIMITED PARTNERSHIPS (CONTINUED)
              OIL, GAS & CONSUMABLE FUELS
                 (CONTINUED)
     114,806  Tallgrass Energy Partners, L.P.      $    5,309,777
     130,350  Targa Resources Partners, L.P.            4,880,304
     281,287  TC PipeLines, L.P.                       16,117,745
     299,925  TransMontaigne Partners, L.P.             9,843,539
     373,761  Williams Partners, L.P.                  17,241,595
                                                   --------------
                                                      230,593,184
                                                   --------------
              TOTAL MASTER LIMITED
                  PARTNERSHIPS -- 26.0%               273,282,652
              (Cost $290,696,253)                  --------------

              TOTAL INVESTMENTS -- 97.8%            1,026,207,073
              (Cost $1,057,908,739) (b)
              NET OTHER ASSETS AND
                 LIABILITIES -- 2.2%                   22,901,865
                                                   --------------
              NET ASSETS -- 100.0%                 $1,049,108,938
                                                   ==============

(a) Non-income producing security which pays in-kind ("PIK") distributions. For the fiscal year-to-date period (November 1, 2014 to July 31, 2015), the Fund received 103,224 PIK shares of Enbridge Energy Management, LLC.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of July 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $33,211,262 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $64,912,928.

ADR   American Depositary Receipt

CAD Canadian Dollar - Security is denominated in Canadian Dollars and is translated into U.S. Dollars based upon the current exchange rate.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1       LEVEL 2       LEVEL 3
--------------------------------------------------------------
Common Stocks*       $   752,924,421   $      --     $      --
Master Limited
  Partnerships*          273,282,652          --            --
                     -----------------------------------------
Total Investments    $ 1,026,207,073   $      --     $      --
                     =========================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at July 31, 2015.


                     See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS

          FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP)
                           JULY 31, 2015 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund IV (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on September 15, 2010, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of six funds that are offering shares. This report covers the First Trust North American Energy Infrastructure Fund (the "Fund"), which trades under the ticker "EMLP" on the NYSE Arca, Inc.

The Fund, which is an investment company within the scope of Financial Accounting Standards Board ("FASB") Accounting Standards Update 2013-08, follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, "Financial Services-Investment Companies."

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

The Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Common stocks, master limited partnerships and other equity securities listed on any national or foreign exchange (excluding The NASDAQ(R) Stock Market LLC ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

          FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP)
                           JULY 31, 2015 (UNAUDITED)

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

      1) the value of similar foreign securities traded on other foreign markets;

      2)    ADR trading of similar securities;

      3)    closed-end fund trading of similar securities;

      4)    foreign currency exchange activity;

      5) the trading prices of financial products that are tied to baskets of foreign securities;

      6)    factors relating to the event that precipitated the pricing problem;

      7)    whether the event is likely to recur; and

      8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

Because foreign markets may be open on different days than the days during which investors may transact in the shares of the Fund, the value of the Fund's securities may change on the days when investors are not able to transact in shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of July 31, 2015, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. FOREIGN CURRENCY

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions.

FIRST TRUST SENIOR LOAN FUND (FTSL)

PORTFOLIO OF INVESTMENTS
JULY 31, 2015 (UNAUDITED)

  PRINCIPAL                                                                              STATED
    VALUE                             DESCRIPTION                          RATE (a)   MATURITY (b)       VALUE
--------------  --------------------------------------------------------  ----------  -------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS -- 82.2%

                AEROSPACE & DEFENSE -- 0.2%
$      516,784  DynCorp International, Inc., Term Loan..................     6.25%       07/07/16    $      505,156
       199,500  Science Applications,International Corp. (SAIC),
                   Tranche B Incremental Loan...........................     3.75%       04/21/22           200,049
                                                                                                     --------------
                                                                                                            705,205
                                                                                                     --------------

                AGRICULTURAL PRODUCTS -- 0.5%
     1,730,492  Jimmy Sanders, Inc. (Pinnacle Operating Corp.), Term B
                   Loan Refinancing (First Lien)........................     4.75%       11/15/18         1,730,492
                                                                                                     --------------

                ALTERNATIVE CARRIERS -- 0.4%
       250,000  Level 3 Financing, Inc., Tranche B 2020 Term Loan.......     4.00%       01/15/20           250,548
     1,000,000  Level 3 Financing, Inc., Tranche B-II 2022 Term Loan....     3.50%       05/31/22           996,880
                                                                                                     --------------
                                                                                                          1,247,428
                                                                                                     --------------

                APPAREL RETAIL -- 1.2%
       495,000  J.C. Penney Corp., Inc., Term Loan......................     5.00%       06/20/19           495,000
     3,483,674  Neiman Marcus Group (The), Inc., Other Term Loan........     4.25%       10/25/20         3,467,126
                                                                                                     --------------
                                                                                                          3,962,126
                                                                                                     --------------

                APPLICATION SOFTWARE -- 1.8%
     2,100,000  Epicor Software Corp., Term B Loan......................     4.75%       06/01/22         2,095,800
     1,179,227  Infor (US), Inc., Tranche B-5 Term Loan.................     3.75%       06/03/20         1,170,135
     1,423,077  Informatica Corp. (Italic Merger Sub., Inc.), Term
                   Loan B...............................................     4.50%       06/03/22         1,422,365
       813,409  Mitchell International, Inc., Initial Term Loan.........     4.50%       10/13/20           813,751
       191,169  Triple Point Technologies, Inc., Term Loan B............     5.25%       07/10/20           171,574
                                                                                                     --------------
                                                                                                          5,673,625
                                                                                                     --------------

                ASSET MANAGEMENT & CUSTODY BANKS -- 0.5%
       555,112  Guggenheim Partners Investment Management Holdings LLC,
                   Initial Term Loan....................................     4.25%       07/22/20           556,500
     1,000,000  Hamilton Lane Advisors LLC, Term Loan B.................     4.25%       07/08/22           999,580
                                                                                                     --------------
                                                                                                          1,556,080
                                                                                                     --------------

                AUTO PARTS & EQUIPMENT -- 1.0%
     1,534,500  Cooper Standard Holdings (CS Intermediate Holdco 2 LLC),
                   Term Loan............................................     4.00%       04/04/21         1,535,759
     1,247,320  Gates Global LLC, Initial Dollar Term Loan..............     4.25%       07/06/21         1,240,111
       369,919  Tower Automotive Holdings USA LLC, Initial Term Loan
                   (2014)...............................................     4.00%       04/23/20           369,456
                                                                                                     --------------
                                                                                                          3,145,326
                                                                                                     --------------

                BROADCASTING -- 2.5%
       261,383  Clear Channel Communications, Inc., Tranche D Term
                   Loan.................................................     6.94%       01/30/19           239,853
     3,300,000  Clear Channel Communications, Inc., Tranche E Term
                   Loan.................................................     7.69%       07/30/19         3,058,969
       736,508  Media General, Inc., Term Loan B........................     4.00%       07/31/20           739,881
       161,377  Tribune Co., Term B Loan................................     3.75%       12/28/20           161,579
       997,353  Univision Communications, Inc., 2013 Incremental Term
                   Loan.................................................     4.00%       03/01/20           996,106
     2,711,380  Univision Communications, Inc., Replacement First-Lien
                   Term Loan............................................     4.00%       03/01/20         2,708,560
                                                                                                     --------------
                                                                                                          7,904,948
                                                                                                     --------------

                BUILDING PRODUCTS -- 0.5%
       212,143  Hillman Group, Inc., (The), Initial Term Loan...........     4.50%       06/30/21           212,807
     1,263,047  Quikrete Holdings, Inc., Initial Loan (First Lien)......     4.00%       09/28/20         1,262,264
                                                                                                     --------------
                                                                                                          1,475,071
                                                                                                     --------------


                     See Notes to Portfolio of Investments

FIRST TRUST SENIOR LOAN FUND (FTSL)

JULY 31, 2015 (UNAUDITED)

  PRINCIPAL                                                                              STATED
    VALUE                             DESCRIPTION                          RATE (a)   MATURITY (b)       VALUE
--------------  --------------------------------------------------------  ----------  -------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                CABLE & SATELLITE -- 0.5%
$      507,246  Charter Communications Operating LLC, Bridge Loan -
                   Unsecured (c)........................................     5.63%       05/21/16    $      504,076
       623,188  Charter Communications Operating LLC, Bridge Loan -
                   Unsecured 1 Year (c).................................     3.75%       05/21/16           619,294
       620,313  Mediacom LLC, Tranche G Term Loan.......................     3.50%       06/30/21           618,762
                                                                                                     --------------
                                                                                                          1,742,132
                                                                                                     --------------

                CASINOS & GAMING -- 5.7%
     7,457,462  Amaya Holdings B.V., Initial Term B Loan (First Lien)...     5.00%       08/01/21         7,440,011
     4,498,685  Caesars Growth Partners LLC, Term B Loan (First Lien)...     6.25%       05/08/21         3,733,909
     2,669,246  CityCenter Holdings LLC, Term B Loan....................     4.25%       10/16/20         2,674,798
       233,009  ROC Finance LLC, Funded Term B Loan.....................     5.00%       06/20/19           227,184
     4,229,404  Station Casinos, Inc., B Term Loan......................     4.25%       03/02/20         4,236,171
                                                                                                     --------------
                                                                                                         18,312,073
                                                                                                     --------------

                COAL & CONSUMABLE FUELS -- 0.1%
       489,923  Arch Coal, Inc., Term Loan..............................     6.25%       05/16/18           277,487
                                                                                                     --------------

                COMPUTER HARDWARE -- 0.8%
     2,704,457  Dell, Inc., Term B-2 Loan...............................     4.00%       04/29/20         2,714,869
                                                                                                     --------------

                CONSTRUCTION MACHINERY & HEAVY TRUCKS -- 0.2%
       750,000  Navistar, Inc., Tranche B Term Loan.....................     6.75%       08/17/17           747,810
                                                                                                     --------------

                CONSTRUCTION MATERIALS -- 0.1%
       350,000  Summit Materials, Inc., Restatement Effective Date Term
                   Loans................................................     4.25%       07/15/22           350,329
                                                                                                     --------------

                CONSUMER FINANCE -- 0.4%
       143,456  Altisource Solutions S.A.R.L., Term B Loan..............     4.50%       12/09/20           129,110
     1,085,505  Walter Investment Management Corp., Tranche B Term
                   Loan.................................................     4.75%       12/18/20         1,037,558
                                                                                                     --------------
                                                                                                          1,166,668
                                                                                                     --------------

                DATA PROCESSING & OUTSOURCED SERVICES -- 0.9%
     2,353,737  Interactive Data Corp., Term Loan.......................     4.75%       05/02/21         2,362,069
       617,878  Sungard Availability Services Capital, Inc., Term
                   Loan B...............................................     6.00%       03/29/19           559,180
                                                                                                     --------------
                                                                                                          2,921,249
                                                                                                     --------------

                DIVERSIFIED CHEMICALS -- 0.4%
     1,196,998  Ineos US Finance LLC, 2022 Dollar Term Loan.............     4.25%       03/31/22         1,199,991
                                                                                                     --------------

                DIVERSIFIED SUPPORT SERVICES -- 0.4%
     1,193,061  SMG Holdings, Inc., Term Loan B.........................     4.50%       02/27/20         1,193,061
                                                                                                     --------------

                EDUCATION SERVICES -- 0.0%
       124,375  Bright Horizons Family Solutions, Inc., Term B-1 Loan...  4.25% - 5.50%  01/30/20           124,634
                                                                                                     --------------

                ELECTRIC UTILITIES -- 0.0%
       300,000  TXU (Texas Competitive Electric Holdings Co. LLC), 2014
                   Term Loan (Non-Extending) (d) (e)....................     4.67%       10/10/14           150,150
                                                                                                     --------------

                ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.3%
       333,333  Linxens LLC, Term Loan B................................     5.00%       07/31/22           332,500
       705,682  Zebra Technologies Corp., Term Loan B...................     4.75%       10/27/21           713,127
                                                                                                     --------------
                                                                                                          1,045,627
                                                                                                     --------------

                ENVIRONMENTAL & FACILITIES SERVICES -- 0.6%
       149,250  PSSI (Packers Holdings LLC), Term B Loan................     5.00%       12/02/21           149,996


                     See Notes to Portfolio of Investments

FIRST TRUST SENIOR LOAN FUND (FTSL)

JULY 31, 2015 (UNAUDITED)

  PRINCIPAL                                                                              STATED
    VALUE                             DESCRIPTION                          RATE (a)   MATURITY (b)       VALUE
--------------  --------------------------------------------------------  ----------  -------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                ENVIRONMENTAL & FACILITIES SERVICES (CONTINUED)
$      943,872  ServiceMaster Co., Initial Term Loan....................     4.25%       07/01/21    $      944,920
       788,000  WTG Holdings III Corp. (EWT Holdings III Corp.), Term
                   Loan (First Lien)....................................     4.75%       01/15/21           787,511
                                                                                                     --------------
                                                                                                          1,882,427
                                                                                                     --------------

                FOOD RETAIL -- 2.4%
     7,803,360  Albertsons LLC, Term B-4 Loan...........................     5.50%       08/25/21         7,824,195
                                                                                                     --------------

                HEALTH CARE EQUIPMENT -- 1.3%
       846,154  Alere, Inc., Term B Loan................................     4.25%       06/15/22           849,327
       424,120  Carestream Health, Inc. (Onex Carestream Finance, L.P.),
                   Term Loan (First Lien 2013)..........................     5.00%       06/07/19           424,357
     1,540,000  DJO Finance LLC (ReAble Therapeutics Finance LLC),
                   Initial Term Loan....................................     4.25%       06/08/20         1,541,155
     1,484,985  Kinetic Concepts, Inc., Dollar Term E-1 Loan............     4.50%       05/04/18         1,490,316
                                                                                                     --------------
                                                                                                          4,305,155
                                                                                                     --------------

                HEALTH CARE FACILITIES -- 1.8%
     2,200,000  21st Century Oncology, Inc., Tranche B Term Loan........     6.50%       04/30/22         2,109,250
       274,483  Acadia Healthcare Co., Inc., Tranche B Term Loan........     4.25%       02/11/22           277,000
     1,317,604  CHS/Community Health Systems, Inc., Incremental 2021
                   Term H Loan..........................................     4.00%       01/27/21         1,322,545
     1,625,000  Concentra, Inc. (MJ Acquisition Corp.), Term Loan B.....     4.00%       05/15/22         1,622,286
       331,658  Kindred Healthcare, Inc., New Term Loan.................     4.25%       04/09/21           332,799
                                                                                                     --------------
                                                                                                          5,663,880
                                                                                                     --------------

                HEALTH CARE SERVICES -- 5.6%
     1,500,000  Air Medical Group Holdings, Inc., Initial Term Loan.....     4.50%       04/28/22         1,488,000
     2,747,402  CareCore National LLC, Term Loan........................     5.50%       03/05/21         2,731,961
     2,294,030  CHG Healthcare Services, Inc., Term Loan (First Lien)...     4.25%       11/19/19         2,295,934
     2,495,000  Curo Health Services Holdings, Inc., Term B Loan (First
                   Lien)................................................     6.50%       02/07/22         2,513,713
     3,313,930  Healogics, Inc. (CDRH Parent, Inc.), Initial Term Loan
                   (First Lien).........................................     5.25%       07/01/21         3,311,876
       327,499  Heartland Dental Care LLC, Incremental Term Loan........     5.50%       12/21/18           327,499
     2,296,000  Surgery Centers Holdings, Inc., Initial Term Loan
                   (First Lien).........................................     5.25%       11/03/20         2,301,740
     1,828,750  Surgical Care Affiliates LLC, Initial Term Loan.........     4.25%       03/17/22         1,828,750
     1,173,838  U.S. Renal Care, Inc., Tranche B-2 Term Loan (First
                   Lien)................................................     4.25%       07/03/19         1,173,838
                                                                                                     --------------
                                                                                                         17,973,311
                                                                                                     --------------

                HEALTH CARE SUPPLIES -- 0.3%
       243,243  Convatec, Inc., Term Loan B.............................     4.25%       06/30/20           243,472
       813,711  Sage Products Holdings III LLC, Term Loan B.............     4.25%       12/13/19           815,404
                                                                                                     --------------
                                                                                                          1,058,876
                                                                                                     --------------

                HEALTH CARE TECHNOLOGY -- 2.4%
     2,885,962  Connolly Holdings, Inc., Term Loan B....................     4.50%       05/14/21         2,893,177
       299,000  Healthport Technologies LLC (CT Technologies
                   Intermediate Holdings, Inc.), Term Loan B............     5.25%       12/01/21           299,655
     4,470,333  Truven Health Analytics, Inc. (VCPH Holding Corp.),
                   Term Loan B..........................................     4.50%       05/31/19         4,447,981
                                                                                                     --------------
                                                                                                          7,640,813
                                                                                                     --------------


                     See Notes to Portfolio of Investments

FIRST TRUST SENIOR LOAN FUND (FTSL)

JULY 31, 2015 (UNAUDITED)

  PRINCIPAL                                                                              STATED
    VALUE                             DESCRIPTION                          RATE (a)   MATURITY (b)       VALUE
--------------  --------------------------------------------------------  ----------  -------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                HOMEFURNISHING RETAIL -- 0.8%
$    2,490,151  Serta Simmons Holdings LLC, Term Loan B.................     4.25%       10/01/19    $    2,494,832
                                                                                                     --------------

                HOTELS, RESORTS & CRUISE LINES -- 1.8%
     2,046,875  Extended Stay America (ESH Hospitality, Inc.), Term
                   Loan.................................................     5.00%       06/24/19         2,083,985
     2,539,787  Hilton Worldwide Finance LLC, Initial Term Loan.........     3.50%       10/25/20         2,542,277
     1,000,812  La Quinta Intermediate Holdings LLC, Initial Term
                   Loan.................................................     4.00%       04/14/21         1,002,063
                                                                                                     --------------
                                                                                                          5,628,325
                                                                                                     --------------

                HOUSEHOLD PRODUCTS -- 0.2%
       579,310  Spectrum Brands, Inc., USD Term Loan....................     3.75%       06/23/22           581,031
                                                                                                     --------------

                HYPERMARKETS & SUPER CENTERS -- 2.3%
       732,246  BJ's Wholesale Club, Inc., 2013 (November) Replacement
                   Loan (Second Lien)...................................     8.50%       03/26/20           737,475
     6,718,792  BJ's Wholesale Club, Inc., New 2013 (November)
                   Replacement Loan (First Lien)........................     4.50%       09/26/19         6,722,554
                                                                                                     --------------
                                                                                                          7,460,029
                                                                                                     --------------

                INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.3%
       994,885  Calpine Corp., Term Loan................................     4.00%       10/09/19           996,308
                                                                                                     --------------

                INDUSTRIAL MACHINERY -- 0.6%
     1,910,594  Filtration Group Corp., Term Loan (First Lien)..........     4.25%       11/23/20         1,910,594
                                                                                                     --------------

                INSURANCE BROKERS -- 2.3%
       437,566  Amwins Group LLC, Term Loan B...........................     5.25%       09/06/19           442,625
     1,774,479  Confie Seguros Holding II Co., Term B Loan (First
                   Lien)................................................     5.75%       11/09/18         1,792,224
     2,350,429  HUB International Ltd., Initial Term Loan (New).........     4.00%       10/02/20         2,337,832
       399,000  Hyperion Finance S.A.R.L., Initial Term Loan............     5.50%       04/29/22           402,990
     1,968,811  National Financial Partners Corp., 2014 Specified
                   Refinancing Term Loan................................     4.50%       07/01/20         1,964,874
       343,011  USI, Inc. (Compass Investors, Inc.), Initial Term
                   Loan.................................................     4.25%       12/27/19           342,153
                                                                                                     --------------
                                                                                                          7,282,698
                                                                                                     --------------

                INTEGRATED TELECOMMUNICATION SERVICES -- 2.2%
     3,784,807  Numericable U.S. LLC, Dollar Denominated Tranche B-1
                   Loan.................................................     4.50%       05/21/20         3,790,484
     3,274,374  Numericable U.S. LLC, Dollar Denominated Tranche B-2
                   Loan.................................................     4.50%       05/21/20         3,279,286
                                                                                                     --------------
                                                                                                          7,069,770
                                                                                                     --------------

                LEISURE FACILITIES -- 1.3%
     2,100,000  ClubCorp Club Operations, Inc., Term B Loan.............     4.25%       07/24/20         2,107,224
       692,308  Life Time Fitness, Inc., Closing Date Term Loan.........     4.25%       06/10/22           690,148
     1,154,571  Planet Fitness Holdings LLC, Term Loan..................     4.75%       03/31/21         1,154,571
                                                                                                     --------------
                                                                                                          3,951,943
                                                                                                     --------------

                LIFE SCIENCES TOOLS & SERVICES -- 3.2%
     3,320,724  Immucor, Inc., Term B-2 Loan............................     5.00%       08/19/18         3,325,905
     2,850,317  inVentiv Health, Inc., Term B-4 Loan....................     7.75%       05/15/18         2,853,880
     1,188,000  Millennium Laboratories LLC, Tranche B Term Loan........     5.25%       04/16/21           477,184
     2,559,981  Ortho-Clinical Diagnostics, Inc., Initial Term Loan.....     4.75%       06/30/21         2,539,988
     1,000,000  Sterigenics International (STHI Intermediate Holding
                   Corp.), Initial Term Loan............................     4.25%       05/16/22         1,000,000
                                                                                                     --------------
                                                                                                         10,196,957
                                                                                                     --------------

                METAL & GLASS CONTAINERS -- 0.8%
       300,000  Anchor Glass Container Corp., Term B Loan...............     4.50%       06/30/22           300,684


                     See Notes to Portfolio of Investments

FIRST TRUST SENIOR LOAN FUND (FTSL)

JULY 31, 2015 (UNAUDITED)

  PRINCIPAL                                                                              STATED
    VALUE                             DESCRIPTION                          RATE (a)   MATURITY (b)       VALUE
--------------  --------------------------------------------------------  ----------  -------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                METAL & GLASS CONTAINERS (CONTINUED)
$    1,234,375  Ardagh Holdings USA, Inc. (Ardagh Packaging Finance
                   S.A.), New Term Loan.................................     4.00%       12/17/19    $    1,234,375
       610,769  Berlin Packaging LLC, Initial Term Loan (First Lien)....     4.50%       10/01/21           610,959
       315,000  PODS, Inc., Initial Term Loan (First Lien)..............     5.25%       02/02/22           316,575
                                                                                                     --------------
                                                                                                          2,462,593
                                                                                                     --------------

                MOVIES & ENTERTAINMENT -- 2.3%
       398,000  Creative Artists Agency LLC (CAA Holdings LLC), Initial
                   Term Loan............................................     5.50%       12/17/21           402,279
     6,742,484  Formula One (Delta 24 Lux S.A.R.L.), Facility B3........     4.75%       07/30/21         6,727,044
       369,800  WME IMG Worldwide, Inc., Term Loan (First Lien).........     5.25%       05/06/21           369,685
                                                                                                     --------------
                                                                                                          7,499,008
                                                                                                     --------------

                OIL & GAS EXPLORATION & PRODUCTION -- 0.1%
       400,000  American Energy Marcellus Holdings LLC, Initial Loan
                   (First Lien).........................................     5.25%       08/04/20           281,500
       361,111  American Energy Marcellus Holdings LLC, Initial Loan
                   (Second Lien)........................................     8.50%       08/04/21           135,417
                                                                                                     --------------
                                                                                                            416,917
                                                                                                     --------------

                OTHER DIVERSIFIED FINANCIAL SERVICES -- 1.3%
     4,091,821  First Data Corp., 2021 New Dollar Term Loan.............     4.19%       03/24/21         4,088,424
                                                                                                     --------------

                PACKAGED FOODS & MEATS -- 3.0%
       752,011  Boulder Brands, Inc. (GFA Brands, Inc.), Term Loan B
                   (July 2014)..........................................     4.50%       07/09/20           733,211
       656,559  Del Monte Foods, Inc., Initial Loan (First Lien)........ 4.25% - 5.50%   02/18/21           637,408
     1,134,538  Ferrara Candy Co. (Candy Intermediate Holdings, Inc.),
                   Initial Term Loan....................................     7.50%       06/18/18         1,128,865
       556,875  Hearthside Food Solutions LLC, Term Loan................     4.50%       06/02/21           558,267
     5,714,286  New HB Acquisition LLC, 1st Lien Term Loan..............     4.50%       07/31/22         5,726,171
       743,123  New HB Acquisition LLC, 2nd Lien Term Loan..............     8.50%       07/31/23           744,981
                                                                                                     --------------
                                                                                                          9,528,903
                                                                                                     --------------

                PAPER PACKAGING -- 0.5%
       239,227  Exopack Holding Corp., Term Loan B......................     4.50%       04/30/19           240,024
     1,240,019  Reynolds Group Holdings, Inc., Incremental U.S. Term
                   Loan.................................................     4.50%       12/01/18         1,246,529
                                                                                                     --------------
                                                                                                          1,486,553
                                                                                                     --------------

                PHARMACEUTICALS -- 6.0%
     1,406,649  Akorn, Inc., Loan.......................................     4.50%       04/16/21         1,408,408
     1,747,337  Amneal Pharmaceuticals LLC, Second Incremental Term
                   Loan................................................. 4.50% - 5.00%   11/01/19         1,750,395
       660,001  Catalent Pharma Solutions, Inc., Dollar Term Loan.......     4.25%       05/20/21           662,476
       900,000  Concordia Healthcare Corp., Initial Term Loan...........     4.75%       04/21/22           903,375
     1,500,000  Endo Pharmaceuticals Holdings, Inc., Asset Sale Bridge
                   Term Loan............................................     3.50%       06/30/16         1,500,000
     1,600,000  Endo Pharmaceuticals Holdings, Inc., Term Loan B........     3.75%       06/24/22         1,606,224
     2,560,000  Horizon Pharma, Inc., Term Loan B.......................     4.50%       04/30/21         2,569,600
     3,545,233  Par Pharmaceutical Cos., Inc., Term B-2 Loan............     4.00%       09/30/19         3,541,546
       594,000  Patheon, Inc. (JLL/Delta Dutch Newco B.V.), Initial
                   Dollar Term Loan.....................................     4.25%       03/11/21           591,452


                     See Notes to Portfolio of Investments

FIRST TRUST SENIOR LOAN FUND (FTSL)

JULY 31, 2015 (UNAUDITED)

  PRINCIPAL                                                                              STATED
    VALUE                             DESCRIPTION                          RATE (a)   MATURITY (b)       VALUE
--------------  --------------------------------------------------------  ----------  -------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                PHARMACEUTICALS (CONTINUED)
$    4,688,250  Valeant Pharmaceuticals International, Inc., Series F-1
                   Tranche B Term Loan..................................     4.00%       04/01/22    $    4,702,173
                                                                                                     --------------
                                                                                                         19,235,649
                                                                                                     --------------

                PROPERTY & CASUALTY INSURANCE -- 0.3%
       383,118  Cunningham Lindsey U.S., Inc., Initial Term Loan (First
                   Lien)................................................     5.00%       12/10/19           372,104
       600,000  Sedgwick Claims Management Services, Inc., Initial Loan
                   (Second Lien)........................................     6.75%       02/28/22           591,750
                                                                                                     --------------
                                                                                                            963,854
                                                                                                     --------------

                PUBLISHING -- 0.5%
       384,793  Cengage Learning Acquisitions, Inc., Term Loan..........     7.00%       03/15/20           385,755
     1,234,375  Mergermarket USA, Inc., 2014 Incremental Term Loan......     4.50%       02/04/21         1,215,860
                                                                                                     --------------
                                                                                                          1,601,615
                                                                                                     --------------

                REAL ESTATE SERVICES -- 0.0%
       160,009  Realogy Corp., Initial Term B Loan 2014.................     3.75%       03/05/20           160,209
                                                                                                     --------------

                RESEARCH & CONSULTING SERVICES -- 4.4%
     5,671,413  Acosta, Inc., Term Loan B...............................     4.25%       09/26/21         5,661,942
     7,041,513  Advantage Sales & Marketing, Inc., Initial Term Loan
                   (First Lien).........................................     4.25%       07/23/21         6,999,687
       409,428  Information Resources, Inc., Term Loan..................     4.75%       09/30/20           410,624
       997,481  TransUnion LLC, 2015 Term B-2 Loan......................     3.75%       04/09/21           991,067
                                                                                                     --------------
                                                                                                         14,063,320
                                                                                                     --------------

                RESTAURANTS -- 2.8%
       664,343  Burger King Corp., Term B-2 Loan........................     3.75%       12/10/21           665,818
       630,712  Focus Brands, Inc., Refinancing Term Loan (First Lien)
                   Lien)................................................     4.25%       02/21/18           630,908
     7,273,097  Portillo's Holdings LLC, Term B Loan (First Lien).......     4.75%       07/28/21         7,285,243
       425,357  Red Lobster Management LLC, Initial Term Loan (First
                   Lien)................................................     6.25%       07/28/21           426,952
                                                                                                     --------------
                                                                                                          9,008,921
                                                                                                     --------------

                SECURITY & ALARM SERVICES -- 0.4%
       250,174  Garda World Security Corp., Term B Delayed Draw Loan....     4.00%       11/06/20           247,046
       977,952  Garda World Security Corp., Term Loan B.................     4.00%       10/18/20           965,728
                                                                                                     --------------
                                                                                                          1,212,774
                                                                                                     --------------

                SEMICONDUCTORS -- 2.0%
     1,730,687  Avago Technologies Cayman Ltd., Term Loan...............     3.75%       05/06/21         1,732,418
     1,620,439  Freescale Semiconductor, Inc., Tranche B-4 Term Loan....     4.25%       02/28/20         1,622,870
     3,119,549  Freescale Semiconductor, Inc., Tranche B-5 Term Loan....     5.00%       01/15/21         3,131,714
                                                                                                     --------------
                                                                                                          6,487,002
                                                                                                     --------------

                SPECIALIZED CONSUMER SERVICES -- 1.7%
     2,466,380  Asurion LLC, Incremental Tranche B-1 Term Loan..........     5.00%       05/24/19         2,465,616
       352,941  Asurion LLC, Term Loan (Second Lien)....................     8.50%       03/03/21           354,706
     2,522,066  Asurion LLC, Term Loan B-4..............................     5.00%       07/31/22         2,519,695
                                                                                                     --------------
                                                                                                          5,340,017
                                                                                                     --------------

                SPECIALIZED FINANCE -- 0.9%
     1,400,000  AlixPartners LLP, Term Loan B...........................     4.50%       07/31/22         1,402,912


                     See Notes to Portfolio of Investments

FIRST TRUST SENIOR LOAN FUND (FTSL)

JULY 31, 2015 (UNAUDITED)

  PRINCIPAL                                                                              STATED
    VALUE                             DESCRIPTION                          RATE (a)   MATURITY (b)       VALUE
--------------  --------------------------------------------------------  ----------  -------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                SPECIALIZED FINANCE (CONTINUED)
$    1,367,075  Duff & Phelps Corp., Initial Term Loan..................     4.50%       04/23/20    $    1,368,360
                                                                                                     --------------
                                                                                                          2,771,272
                                                                                                     --------------

                SPECIALIZED REITS -- 0.2%
       700,000  Communication Sales & Leasing, Inc., Term Loan..........     5.00%       10/24/22           677,908
                                                                                                     --------------

                SPECIALTY CHEMICALS -- 1.2%
       397,000  Emerald Performance Materials LLC, Initial Term Loan
                   (First Lien).........................................     4.50%       07/30/21           397,663
       520,314  NuSil Technology LLC, Term Loan.........................     5.25%       04/07/17           517,062
     1,292,309  Platform Specialty Products Corp. (fka: Macdermid,
                   Inc.), Tranche B-2 Term Loan.........................     4.75%       06/07/20         1,297,374
     1,329,781  Polymer Group, Inc., Initial Loan.......................     5.25%       12/19/19         1,336,989
       266,667  Trinseo Materials Operating S.C.A., Term Loan B.........     4.25%       10/13/21           265,533
                                                                                                     --------------
                                                                                                          3,814,621
                                                                                                     --------------

                SPECIALTY STORES -- 2.9%
     7,979,233  PetSmart, Inc., Tranche B-1 Loan........................     4.25%       03/11/22         8,004,207
       334,821  Toys "R" US-Delaware, Inc., Canadian FILO Term Loan.....     8.25%       10/24/19           333,984
       415,179  Toys "R" US-Delaware, Inc., FILO Term Loan..............     8.25%       10/24/19           414,141
       278,693  Toys "R" US-Delaware, Inc., Term B-2 Loan...............     5.25%       05/25/18           221,213
       509,354  Toys "R" US-Delaware, Inc., Term B-4 Loan...............     9.75%       04/25/20           466,201
                                                                                                     --------------
                                                                                                          9,439,746
                                                                                                     --------------

                SYSTEMS SOFTWARE -- 2.6%
       216,135  Applied Systems, Inc., Initial Term Loan (First Lien)...     4.25%       01/25/21           216,352
       220,564  Applied Systems, Inc., Initial Term Loan (Second
                   Lien)................................................     7.50%       01/24/22           221,047
     1,200,000  Blue Coat Systems, Inc., Initial Term Loan..............     4.50%       05/20/22         1,200,504
     5,491,916  BMC Software Finance, Inc., Initial US Term Loan........     5.00%       09/10/20         5,008,627
       731,250  Compuware Corp., Term Loan B............................     6.25%       12/31/19           717,232
       567,752  SS&C Technologies Holdings, Inc., Term B-1 Loan.........     4.00%       07/08/22           571,772
        93,586  SS&C Technologies Holdings, Inc., Term B-2 Loan.........     4.00%       07/08/22            94,248
       457,454  Vertafore, Inc., Term Loan 2013.........................     4.25%       10/03/19           457,884
                                                                                                     --------------
                                                                                                          8,487,666
                                                                                                     --------------

                TRUCKING -- 0.5%
       349,882  Kenan Advantage Group, Inc., Canada Term Loan...........     4.00%       07/31/22           350,428
       153,191  Kenan Advantage Group, Inc., Delayed Draw Term Loan 1...     4.00%       07/31/22           153,430
     1,096,927  Kenan Advantage Group, Inc., US Term Loan...............     4.00%       07/31/22         1,098,638
                                                                                                     --------------
                                                                                                          1,602,496
                                                                                                     --------------

                TOTAL SENIOR FLOATING-RATE LOAN INTERESTS..........................................     263,616,993
                (Cost $266,271,985)                                                                  --------------


  PRINCIPAL                                                                 STATED       STATED
    VALUE                             DESCRIPTION                           COUPON      MATURITY         VALUE
--------------  --------------------------------------------------------  ----------  -------------  --------------
CORPORATE BONDS -- 11.6%

                AEROSPACE & DEFENSE -- 0.1%
       250,000  Aerojet Rocketdyne Holdings, Inc........................     7.13%       03/15/21           267,500
                                                                                                     --------------

                AGRICULTURAL PRODUCTS -- 0.6%
     2,000,000  Darling Ingredients, Inc................................     5.38%       01/15/22         2,032,500
                                                                                                     --------------


                     See Notes to Portfolio of Investments

FIRST TRUST SENIOR LOAN FUND (FTSL)

JULY 31, 2015 (UNAUDITED)

  PRINCIPAL                                                                 STATED       STATED
    VALUE                             DESCRIPTION                           COUPON      MATURITY         VALUE
--------------  --------------------------------------------------------  ----------  -------------  --------------
CORPORATE BONDS (CONTINUED)

                ALTERNATIVE CARRIERS -- 0.4%
$      813,000  Level 3 Communications, Inc.............................     5.75%       12/01/22    $      821,130
       500,000  Level 3 Financing, Inc. (f).............................     5.13%       05/01/23           486,875
                                                                                                     --------------
                                                                                                          1,308,005
                                                                                                     --------------

                APPLICATION SOFTWARE -- 0.2%
        63,000  Audatex North America, Inc. (f).........................     6.00%       06/15/21            64,575
        62,000  Audatex North America, Inc. (f).........................     6.13%       11/01/23            60,838
       500,000  Infor US, Inc. (f)......................................     6.50%       05/15/22           512,500
                                                                                                     --------------
                                                                                                            637,913
                                                                                                     --------------

                AUTO PARTS & EQUIPMENT -- 0.0%
       125,000  MPG Holdco I, Inc.......................................     7.38%       10/15/22           133,444
                                                                                                     --------------

                BROADCASTING -- 0.1%
       125,000  LIN Television Corp. (f)................................     5.88%       11/15/22           127,500
       100,000  Nexstar Broadcasting, Inc. (f)..........................     6.13%       02/15/22           102,750
                                                                                                     --------------
                                                                                                            230,250
                                                                                                     --------------

                CABLE & SATELLITE -- 1.6%
     5,000,000  CCO Holdings LLC / CCO Holdings Capital Corp............     5.75%       01/15/24         5,103,124
                                                                                                     --------------

                CASINOS & GAMING -- 0.1%
       600,000  Caesars Growth Properties Holdings LLC / Caesars Growth
                   Properties Finance, Inc. ............................     9.38%       05/01/22           468,000
                                                                                                     --------------

                DIVERSIFIED REAL ESTATE ACTIVITIES -- 0.1%
       250,000  KB Home.................................................     7.00%       12/15/21           259,688
                                                                                                     --------------

                HEALTH CARE EQUIPMENT -- 0.6%
        83,000  Alere, Inc..............................................     6.50%       06/15/20            86,735
     1,000,000  Alere, Inc. (f).........................................     6.38%       07/01/23         1,042,500
       300,000  Kinetic Concepts, Inc. / KCI USA, Inc...................    10.50%       11/01/18           319,875
       576,000  Kinetic Concepts, Inc. / KCI USA, Inc...................    12.50%       11/01/19           619,200
                                                                                                     --------------
                                                                                                          2,068,310
                                                                                                     --------------

                HEALTH CARE FACILITIES -- 4.4%
     3,165,000  CHS/Community Health Systems, Inc.......................     6.88%       02/01/22         3,394,463
     1,750,000  Kindred Healthcare, Inc. (f)............................     8.00%       01/15/20         1,898,750
     1,500,000  Select Medical Corp.....................................     6.38%       06/01/21         1,522,499
       475,000  Tenet Healthcare Corp. (f) (g)..........................     3.79%       06/15/20           489,250
       170,000  Tenet Healthcare Corp...................................     6.00%       10/01/20           185,300
     1,250,000  Tenet Healthcare Corp...................................     8.13%       04/01/22         1,405,475
     4,500,000  Tenet Healthcare Corp. (f)..............................     6.75%       06/15/23         4,713,749
       250,000  Vantage Oncology LLC / Vantage Oncology Finance
                   Co. (f)..............................................     9.50%       06/15/17           241,250
                                                                                                     --------------
                                                                                                         13,850,736
                                                                                                     --------------

                HEALTH CARE SERVICES -- 0.2%
       761,000  Surgical Care Affiliates, Inc. (f)......................     6.00%       04/01/23           776,220
                                                                                                     --------------

                HOMEFURNISHING RETAIL -- 0.2%
       500,000  Serta Simmons Bedding LLC (f)...........................     8.13%       10/01/20           533,125
                                                                                                     --------------

                INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.1%
       350,000  Dynegy Finance I, Inc. / Dynegy Finance II, Inc. (f)....     7.63%       11/01/24           363,125
                                                                                                     --------------


                     See Notes to Portfolio of Investments

FIRST TRUST SENIOR LOAN FUND (FTSL)

JULY 31, 2015 (UNAUDITED)

  PRINCIPAL                                                                 STATED       STATED
    VALUE                             DESCRIPTION                           COUPON      MATURITY         VALUE
--------------  --------------------------------------------------------  ----------  -------------  --------------
CORPORATE BONDS (CONTINUED)

                INTEGRATED TELECOMMUNICATION SERVICES -- 0.0%
$      110,000  Frontier Communications Corp. ..........................     6.25%       09/15/21    $      102,025
                                                                                                     --------------

                LIFE SCIENCES TOOLS & SERVICES -- 1.0%
     2,375,000  Crimson Merger Sub, Inc. (f)............................     6.63%       05/15/22         2,196,874
       500,000  Immucor, Inc............................................     11.13%      08/15/19           527,500
       307,400  inVentiv Health, Inc. (f) (h)...........................     10.00%      08/15/18           324,307
       210,000  inVentiv Health, Inc. (f)...............................     11.00%      08/15/18           200,550
                                                                                                     --------------
                                                                                                          3,249,231
                                                                                                     --------------

                OIL & GAS EXPLORATION & PRODUCTION -- 0.1%
       250,000  American Energy-Permian Basin LLC / AEPB Finance
                   Corp. (f) (g)........................................     6.78%       08/01/19           151,875
       125,000  American Energy-Permian Basin LLC / AEPB Finance
                   Corp. (f)............................................     7.38%       11/01/21            74,063
                                                                                                     --------------
                                                                                                            225,938
                                                                                                     --------------

                OIL & GAS STORAGE & TRANSPORTATION -- 0.1%
       300,000  Crestwood Midstream Partners LP / Crestwood Midstream
                   Finance Corp. .......................................     6.13%       03/01/22           297,750
                                                                                                     --------------

                PACKAGED FOODS & MEATS -- 0.4%
     1,164,000  JBS USA LLC / JBS USA Finance, Inc. (f).................     5.88%       07/15/24         1,184,370
                Post Holdings, Inc.5(f).................................     6.75%       12/01/21           126,250
                                                                                                     --------------
                                                                                                          1,310,620
                                                                                                     --------------

                PHARMACEUTICALS -- 0.1%
       400,000  Par Pharmaceutical Cos., Inc............................     7.38%       10/15/20           425,500
                                                                                                     --------------

                RESTAURANTS -- 0.1%
       300,000  Seminole Hard Rock Entertainment, Inc. / Seminole Hard
                   Rock Internal LLC (f)................................     5.88%       05/15/21           306,750
                                                                                                     --------------

                SEMICONDUCTORS -- 0.2%
       500,000  Micron Technology, Inc..................................     5.88%       02/15/22           511,875
                                                                                                     --------------

                SPECIALTY CHEMICALS -- 0.2%
       750,000  Hexion U.S. Finance Corp................................     6.63%       04/15/20           690,938
                                                                                                     --------------

                TRADING COMPANIES & DISTRIBUTORS -- 0.2%
       600,000  BlueLine Rental Finance Corp. (f).......................     7.00%       02/01/19           600,000
                                                                                                     --------------

                WIRELESS TELECOMMUNICATION SERVICES -- 0.5%
       250,000  Sprint Corp.............................................     7.25%       09/15/21           239,688
       625,000  T-Mobile USA, Inc.......................................     6.73%       04/28/22           664,063
       150,000  T-Mobile USA, Inc.......................................     6.00%       03/01/23           156,750
       500,000  T-Mobile USA, Inc.......................................     6.63%       04/01/23           533,750
                                                                                                     --------------
                                                                                                          1,594,251
                                                                                                     --------------

                TOTAL CORPORATE BONDS..............................................................      37,346,818
                (Cost $37,406,392)                                                                   --------------

FOREIGN CORPORATE BONDS -- 1.8%

                AEROSPACE & DEFENSE -- 0.2%
       250,000  Bombardier, Inc. (f)....................................     7.75%       03/15/20           233,125


                     See Notes to Portfolio of Investments

FIRST TRUST SENIOR LOAN FUND (FTSL)

JULY 31, 2015 (UNAUDITED)

  PRINCIPAL                                                                 STATED       STATED
    VALUE                             DESCRIPTION                           COUPON      MATURITY         VALUE
--------------  --------------------------------------------------------  ----------  -------------  --------------
FOREIGN CORPORATE BONDS (CONTINUED)

$      334,000  Bombardier, Inc. (f)....................................     6.00%       10/15/22    $      273,463
                                                                                                     --------------
                                                                                                            506,588
                                                                                                     --------------
                ALTERNATIVE CARRIERS -- 0.3%
     1,000,000  Intelsat Luxembourg SA..................................     6.75%       06/01/18           938,750
                                                                                                     --------------

                DIVERSIFIED CHEMICALS -- 0.1%
       250,000  INEOS Group Holdings SA (f).............................     5.88%       02/15/19           253,125
                                                                                                     --------------

                INTEGRATED TELECOMMUNICATION SERVICES -- 0.2%
       500,000  Numericable-SFR SAS (f).................................     6.00%       05/15/22           510,000
                                                                                                     --------------

                METAL & GLASS CONTAINERS -- 0.1%
        62,000  Ardagh Packaging Finance PLC / Ardagh Holdings USA,
                   Inc. (f).............................................     6.25%       01/31/19            64,015
       373,588  Ardagh Packaging Finance PLC / Ardagh Holdings USA,
                   Inc. (f).............................................     7.00%       11/15/20           379,192
                                                                                                     --------------
                                                                                                            443,207
                                                                                                     --------------

                PHARMACEUTICALS -- 0.7%
       700,000  Capsugel SA (f) (i).....................................     7.00%       05/15/19           710,063
       620,000  Valeant Pharmaceuticals International, Inc. (f).........     5.38%       03/15/20           638,600
     1,000,000  Valeant Pharmaceuticals International, Inc. (f).........     5.88%       05/15/23         1,042,399
                                                                                                     --------------
                                                                                                          2,391,062
                                                                                                     --------------

                RESTAURANTS -- 0.0%
       100,000  Burger King Corp. (f)...................................     6.00%       04/01/22           103,480
                                                                                                     --------------

                SECURITY & ALARM SERVICES -- 0.2%
       500,000  Garda World Security Corp. (f)..........................     7.25%       11/15/21           470,000
                                                                                                     --------------

                TOTAL FOREIGN CORPORATE BONDS......................................................       5,616,212
                (Cost $5,724,559)                                                                    --------------

                TOTAL INVESTMENTS -- 95.6%.........................................................     306,580,023
                (Cost $309,402,936) (j)
                NET OTHER ASSETS AND LIABILITIES -- 4.4%...........................................      14,159,607
                                                                                                     --------------
                NET ASSETS -- 100.0%...............................................................  $  320,739,630
                                                                                                     ==============


-----------------------------

(a) Senior Floating-Rate Loan Interests ("Senior Loans") in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Interbank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. The interest rate shown reflects the rate in effect at July 31, 2015. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche at varying rates.

(b) Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.

(c) This security is fair valued by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. (the "Advisor"), in accordance with procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At July 31, 2015, securities noted as such are valued at $1,123,370 or 0.35% of net assets.

(d)   This issuer has filed for protection in federal bankruptcy court.

(e) This issuer is in default but interest is still being accrued by the Fund and paid by the issuer.


                     See Notes to Portfolio of Investments

FIRST TRUST SENIOR LOAN FUND (FTSL)

JULY 31, 2015 (UNAUDITED)

(f) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by the Advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. At July 31, 2015, securities noted as such amounted to $21,255,508 or 6.6% of net assets.

(g) Floating rate security. The interest rate shown reflects the rate in effect at July 31, 2015.

(h) These notes are Senior Payment-in-Kind ("PIK") Toggle Notes whereby the issuer may, at its option, elect to pay interest on the notes (1) entirely in cash or (2) entirely in PIK interest. Interest paid in cash will accrue at the rate of 10.000% per annum ("Cash Interest Rate") and PIK interest will accrue on the notes at a rate per annum equal to the Cash Interest Rate plus 200 basis points. For the fiscal year-to-date period (November 1, 2014 through July 31, 2015), the Fund received $35,844 in PIK interest.

(i) These notes are PIK Notes whereby the issuer may, at its option, elect to pay interest on the notes (1) entirely in cash or (2) entirely in PIK interest. Interest paid in cash will accrue at the rate of 7.000% per annum ("Cash Interest Rate") and PIK interest will accrue on the notes at a rate per annum equal to the Cash Interest Rate plus 75 basis points. For the fiscal year-to-date period (November 1, 2014 through July 31, 2015), this security paid all of its interest in cash.

(j) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of July 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,342,387 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $4,165,300.



-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                                                LEVEL 2          LEVEL 3
                                                 TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                               7/31/2015         PRICES          INPUTS           INPUTS
                                             --------------   ------------   --------------   --------------
Senior Floating-Rate Loan Interests:
  Cable & Satellite........................  $    1,742,132   $         --   $      618,762   $    1,123,370
  Other Industry Categories*...............     261,874,861             --      261,874,861               --
                                             --------------   ------------   --------------   --------------
Total Senior Floating-Rate Loan Interests..     263,616,993             --      262,493,623        1,123,370
Corporate Bonds*...........................      37,346,818             --       37,346,818               --
Foreign Corporate Bonds*...................       5,616,212             --        5,616,212               --
                                             --------------   ------------   --------------   --------------
Total Investments..........................  $  306,580,023   $         --   $  305,456,653   $    1,123,370
                                             ==============   ============   ==============   ==============

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between levels at July 31, 2015.


                     See Notes to Portfolio of Investments

FIRST TRUST SENIOR LOAN FUND (FTSL)

JULY 31, 2015 (UNAUDITED)

Level 3 Senior Floating-Rate Loan Interests are fair valued by the Advisor's Pricing Committee. Level 3 securities are valued using broker quotes. The values are based on unobservable and non-quantitative inputs. The Trust's Board of Trustees has adopted valuation procedures that are utilized by the Pricing Committee to oversee the day-to-day valuation of the Fund's investments. The Advisor's Pricing Committee, through the Fund's fund accounting agent, monitors the daily pricing via tolerance checks and stale and unchanged price reviews. The Advisor's Pricing Committee also reviews monthly back testing of pricing service prices by comparing sales prices of Fund investments to prior day pricing service prices. Additionally, the Advisor's Pricing Committee reviews periodic information from the Fund's third-party pricing service that compares secondary market trade prices to their daily valuations.

The following table presents the activity of the Fund's investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented:

BEGINNING BALANCE AT OCTOBER 31, 2014
Senior Floating-Rate Loan Interests                          $        --
Net Realized Gain (Loss)                                              --
Change in Unrealized Appreciation /Depreciation                       --
Purchases                                                      1,123,370
Sales                                                                 --
Transfers In                                                          --
Transfers Out                                                         --
                                                             -----------
ENDING BALANCE AT JULY 31, 2015
Senior Floating-Rate Loan Interests                            1,123,370
                                                             -----------
Total Level 3 holdings                                       $ 1,123,370
                                                             ===========


                     See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                           JULY 31, 2015 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund IV (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on September 15, 2010, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of six funds that are offering shares. This report covers the First Trust Senior Loan Fund (the "Fund"), which trades under the ticker "FTSL" on The NASDAQ(R) Stock Market LLC ("NASDAQ").

The Fund, which is an investment company within the scope of Financial Accounting Standards Board ("FASB") Accounting Standards Update 2013-08, follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, "Financial Services-Investment Companies."

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

The Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Senior floating-rate loan interests ("Senior Loans")1 in which the Fund invests are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially since its inception, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically, Senior Loans are fair valued using information provided by a third-party pricing service. The third-party pricing service primarily uses over-the-counter pricing from dealer runs and broker quotes from indicative sheets to value the Senior Loans.

      Corporate bonds, corporate notes and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by an independent pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

            1)    benchmark yields;

            2)    reported trades;

            3)    broker/dealer quotes;

            4)    issuer spreads;

            5)    benchmark securities;

            6)    bids and offers; and


1 The terms "security" and "securities" used throughout the Notes to Portfolio of Investments include Senior Loans.

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                           JULY 31, 2015 (UNAUDITED)

            7)    reference data including market research publications.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Fixed income and other debt securities having a remaining maturity of 60 days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

            1) the credit conditions in the relevant market and changes thereto;

            2) the liquidity conditions in the relevant market and changes thereto;

            3) the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);

            4) issuer-specific conditions (such as significant credit deterioration); and

            5) any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

       1)   the fundamental business data relating to the borrower/issuer;

       2) an evaluation of the forces which influence the market in which these securities are purchased and sold;

       3)   the type, size and cost of a security;

       4)   the financial statements of the borrower/issuer;

       5) the credit quality and cash flow of the borrower/issuer, based on the Advisor's or external analysis;

       6) the information as to any transactions in or offers for the security;

       7) the price and extent of public trading in similar securities (or equity securities) of the borrower/issuer, or comparable companies;

       8)   the coupon payments;

       9) the quality, value and salability of collateral, if any, securing the security;

      10) the business prospects of the borrower/issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the borrower's/issuer's management;

      11) the prospects for the borrower's/issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry;

      12)   borrower's/issuer's competitive position within the industry;

      13) borrower's/issuer's ability to access additional liquidity through public and/or private markets; and

      14)   other relevant factors.

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                           JULY 31, 2015 (UNAUDITED)

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of July 31, 2015 is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. Due to the nature of the Senior Loan market, the actual settlement date may not be certain at the time of the purchase or sale for some of the Senior Loans. Interest income on such Senior Loans is not accrued until settlement date. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed delivery or forward purchase commitments. The Fund had no when-issued, delayed-delivery, or forward purchase commitments as of July 31, 2015.

C. UNFUNDED LOAN COMMITMENTS

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrower's discretion. The Fund had no unfunded loan commitments as of July 31, 2015.

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

PORTFOLIO OF INVESTMENTS
JULY 31, 2015 (UNAUDITED)

  PRINCIPAL                                                                 STATED       STATED
    VALUE                             DESCRIPTION                           COUPON      MATURITY         VALUE
--------------  --------------------------------------------------------  ----------  -------------  --------------
CORPORATE BONDS -- 64.5%

                AEROSPACE & DEFENSE -- 2.3%
$    2,068,000  Aerojet Rocketdyne Holdings, Inc. (a)...................     7.13%       03/15/21    $    2,212,760
     4,650,000  DigitalGlobe, Inc. (a) (b)..............................     5.25%       02/01/21         4,487,250
       100,000  Orbital ATK, Inc........................................     5.25%       10/01/21           103,000
     1,500,000  TransDigm, Inc..........................................     7.50%       07/15/21         1,614,000
     2,000,000  TransDigm, Inc..........................................     6.00%       07/15/22         2,005,000
       500,000  TransDigm, Inc..........................................     6.50%       07/15/24           505,000
                                                                                                     --------------
                                                                                                         10,927,010
                                                                                                     --------------

                AGRICULTURAL PRODUCTS -- 1.5%
     5,000,000  Darling Ingredients, Inc. (a)...........................     5.38%       01/15/22         5,081,250
     2,125,000  Pinnacle Operating Corp. (a) (b)........................     9.00%       11/15/20         2,119,688
                                                                                                     --------------
                                                                                                          7,200,938
                                                                                                     --------------

                ALTERNATIVE CARRIERS -- 1.7%
     6,937,000  Level 3 Communications, Inc. (a)........................     5.75%       12/01/22         7,006,370
       500,000  Level 3 Financing, Inc..................................     5.38%       08/15/22           506,875
       500,000  Level 3 Financing, Inc. (b).............................     5.13%       05/01/23           486,875
                                                                                                     --------------
                                                                                                          8,000,120
                                                                                                     --------------

                APPLICATION SOFTWARE -- 1.5%
       400,000  ACI Worldwide, Inc. (a) (b).............................     6.38%       08/15/20           422,500
     1,125,000  Audatex North America, Inc. (a) (b).....................     6.00%       06/15/21         1,153,125
       125,000  Audatex North America, Inc. (b).........................     6.13%       11/01/23           122,656
     5,400,000  Infor US, Inc. (b)......................................     6.50%       05/15/22         5,535,000
                                                                                                     --------------
                                                                                                          7,233,281
                                                                                                     --------------

                AUTO PARTS & EQUIPMENT -- 0.6%
       425,000  American Axle & Manufacturing, Inc. (a).................     7.75%       11/15/19           481,312
     1,000,000  American Axle & Manufacturing, Inc......................     6.63%       10/15/22         1,050,000
       250,000  Dana Holding Corp.......................................     5.38%       09/15/21           255,938
     1,085,000  MPG Holdco I, Inc.......................................     7.38%       10/15/22         1,158,292
                                                                                                     --------------
                                                                                                          2,945,542
                                                                                                     --------------

                AUTOMOBILE MANUFACTURERS -- 0.3%
     1,500,000  Asbury Automotive Group, Inc............................     6.00%       12/15/24         1,567,500
                                                                                                     --------------

                BROADCASTING -- 5.0%
     7,065,000  Gray Television, Inc. (a)...............................     7.50%       10/01/20         7,506,562
     1,375,000  LIN Television Corp. (b)................................     5.88%       11/15/22         1,402,500
     3,812,000  Nexstar Broadcasting, Inc. (a)..........................     6.88%       11/15/20         4,055,015
     1,800,000  Nexstar Broadcasting, Inc. (b)..........................     6.13%       02/15/22         1,849,500
       495,000  Sinclair Television Group, Inc..........................     5.38%       04/01/21           505,519
     3,430,000  Sinclair Television Group, Inc. (a).....................     6.38%       11/01/21         3,592,925
     3,500,000  Sinclair Television Group, Inc. (a).....................     6.13%       10/01/22         3,631,249
     1,000,000  Sinclair Television Group, Inc. (b).....................     5.63%       08/01/24           987,500
       250,000  Univision Communications, Inc. (b)......................     5.13%       02/15/25           251,250
                                                                                                     --------------
                                                                                                         23,782,020
                                                                                                     --------------

                BUILDING PRODUCTS -- 0.4%
       500,000  Allegion US Holding Co., Inc. (a).......................     5.75%       10/01/21           513,750
       125,000  American Builders & Contractors Supply Co., Inc. (b)....     5.63%       04/15/21           128,125
       500,000  Hillman Group (The), Inc. (b)...........................     6.38%       07/15/22           480,000
       500,000  Unifrax I LLC / Unifrax Holding Co. (b).................     7.50%       02/15/19           502,500
       250,000  Unifrax I LLC / Unifrax Holding Co. (a) (b).............     7.50%       02/15/19           251,250
                                                                                                     --------------
                                                                                                          1,875,625
                                                                                                     --------------


                     See Notes to Portfolio of Investments

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

JULY 31, 2015 (UNAUDITED)

  PRINCIPAL                                                                 STATED       STATED
    VALUE                             DESCRIPTION                           COUPON      MATURITY         VALUE
--------------  --------------------------------------------------------  ----------  -------------  --------------
CORPORATE BONDS (CONTINUED)

                CABLE & SATELLITE -- 3.9%
$   12,000,000  CCO Holdings LLC / CCO Holdings Capital Corp. (a).......     5.75%       01/15/24    $   12,247,499
     2,000,000  Cequel Communications Holdings I LLC / Cequel Capital
                   Corp. (b)............................................     6.38%       09/15/20         2,022,500
     2,000,000  Cequel Communications Holdings I LLC / Cequel Capital
                   Corp. (a) (b)........................................     5.13%       12/15/21         1,865,000
     2,500,000  DISH DBS Corp...........................................     5.88%       11/15/24         2,431,250
       100,000  Mediacom Broadband LLC / Mediacom Broadband Corp........     5.50%       04/15/21            97,375
                                                                                                     --------------
                                                                                                         18,663,624
                                                                                                     --------------

                CASINOS & GAMING -- 2.9%
     1,900,000  Caesars Growth Properties Holdings LLC / Caesars Growth
                   Properties Finance, Inc. ............................     9.38%       05/01/22         1,482,000
       250,000  Isle of Capri Casinos, Inc..............................     5.88%       03/15/21           260,625
     6,600,000  MGM Resorts International (a)...........................     7.75%       03/15/22         7,350,750
     2,200,000  MGM Resorts International (a)...........................     6.00%       03/15/23         2,244,000
     2,385,000  Station Casinos LLC (a).................................     7.50%       03/01/21         2,557,913
                                                                                                     --------------
                                                                                                         13,895,288
                                                                                                     --------------

                COMMODITY CHEMICALS -- 0.1%
       825,000  Tronox Finance LLC (a)..................................     6.38%       08/15/20           680,625
                                                                                                     --------------

                COMPUTER & ELECTRONICS RETAIL -- 0.2%
       850,000  Energizer Holdings, Inc. (b)............................     5.50%       06/15/25           833,000
                                                                                                     --------------

                CONSTRUCTION & ENGINEERING -- 0.4%
     2,000,000  Terex Corp..............................................     6.00%       05/15/21         2,017,500
                                                                                                     --------------

                CONSTRUCTION MACHINERY & HEAVY TRUCKS -- 0.2%
       550,000  Oshkosh Corp............................................     5.38%       03/01/22           550,688
       350,000  Oshkosh Corp............................................     5.38%       03/01/25           347,375
                                                                                                     --------------
                                                                                                            898,063
                                                                                                     --------------

                CONSTRUCTION MATERIALS -- 0.0%
       200,000  Summit Materials LLC / Summit Materials Finance
                   Corp. (b)............................................     6.13%       07/15/23           199,500
                                                                                                     --------------

                DISTRIBUTORS -- 0.0%
       200,000  WESCO Distribution, Inc.................................     5.38%       12/15/21           201,000
                                                                                                     --------------

                DIVERSIFIED REAL ESTATE ACTIVITIES -- 2.5%
     5,810,000  KB Home (a).............................................     7.00%       12/15/21         6,035,137
       500,000  KB Home.................................................     7.63%       05/15/23           526,250
     1,000,000  Meritage Homes Corp.....................................     7.00%       04/01/22         1,070,000
     1,275,000  Taylor Morrison Communities, Inc. / Monarch Communities,
                   Inc. (a) (b).........................................     5.25%       04/15/21         1,278,188
     3,000,000  Taylor Morrison Communities, Inc. / Monarch Communities,
                   Inc. (b).............................................     5.88%       04/15/23         3,018,750
                                                                                                     --------------
                                                                                                         11,928,325
                                                                                                     --------------

                DIVERSIFIED REITS (REAL ESTATE INVESTMENT TRUSTS) -- 0.1%
       250,000  iStar Financial, Inc....................................     4.88%       07/01/18           247,188
       100,000  iStar Financial, Inc....................................     5.00%       07/01/19            98,506
                                                                                                     --------------
                                                                                                            345,694
                                                                                                     --------------

                FOOD DISTRIBUTORS -- 0.3%
     1,463,000  KeHE Distributors LLC / KeHE Finance Corp. (a) (b)......     7.63%       08/15/21         1,550,780
                                                                                                     --------------

                HEALTH CARE EQUIPMENT -- 4.2%
     1,500,000  Alere, Inc..............................................     7.25%       07/01/18         1,579,125


                     See Notes to Portfolio of Investments

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

JULY 31, 2015 (UNAUDITED)

  PRINCIPAL                                                                 STATED       STATED
    VALUE                             DESCRIPTION                           COUPON      MATURITY         VALUE
--------------  --------------------------------------------------------  ----------  -------------  --------------
CORPORATE BONDS (CONTINUED)

                HEALTH CARE EQUIPMENT (CONTINUED)
$    3,834,000  Alere, Inc. (a).........................................     6.50%       06/15/20    $    4,006,530
     1,250,000  Alere, Inc. (b).........................................     6.38%       07/01/23         1,303,125
     5,450,000  DJO Finco, Inc. / DJO Finance LLC / DJO Finance
                   Corp. (b)............................................     8.13%       06/15/21         5,613,500
       750,000  Kinetic Concepts, Inc. / KCI USA, Inc...................    10.50%       11/01/18           799,688
     6,300,000  Kinetic Concepts, Inc. / KCI USA, Inc. (a)..............    12.50%       11/01/19         6,772,499
                                                                                                     --------------
                                                                                                         20,074,467
                                                                                                     --------------

                HEALTH CARE FACILITIES -- 8.1%
       100,000  Acadia Healthcare Co., Inc. (b).........................     5.63%       02/15/23           102,000
     9,000,000  CHS/Community Health Systems, Inc. (a)..................     6.88%       02/01/22         9,652,499
       242,000  HealthSouth Corp. (a)...................................     7.75%       09/15/22           253,546
       250,000  HealthSouth Corp........................................     5.13%       03/15/23           250,938
     1,200,000  HealthSouth Corp........................................     5.75%       11/01/24         1,216,500
     3,500,000  Kindred Healthcare, Inc. (b)............................     8.00%       01/15/20         3,797,500
     2,000,000  Kindred Healthcare, Inc. (a)............................     6.38%       04/15/22         2,055,000
     6,500,000  Select Medical Corp. (a)................................     6.38%       06/01/21         6,597,500
     1,000,000  Tenet Healthcare Corp. (b)..............................     5.50%       03/01/19         1,021,250
       500,000  Tenet Healthcare Corp...................................     6.00%       10/01/20           545,000
     6,500,000  Tenet Healthcare Corp. (a)..............................     8.13%       04/01/22         7,308,469
     5,000,000  Tenet Healthcare Corp. (b)..............................     6.75%       06/15/23         5,237,500
       750,000  Vantage Oncology LLC / Vantage Oncology Finance
                   Co. (b)..............................................     9.50%       06/15/17           723,750
                                                                                                     --------------
                                                                                                         38,761,452
                                                                                                     --------------

                HEALTH CARE SERVICES -- 2.1%
     2,700,000  Amsurg Corp. (a)........................................     5.63%       07/15/22         2,787,210
     1,000,000  DaVita HealthCare Partners, Inc.........................     5.00%       05/01/25           991,250
     2,000,000  Envision Healthcare Corp. (b)...........................     5.13%       07/01/22         2,025,000
     1,000,000  ExamWorks Group, Inc....................................     5.63%       04/15/23         1,030,000
     3,040,000  Surgical Care Affiliates, Inc. (b)......................     6.00%       04/01/23         3,100,800
                                                                                                     --------------
                                                                                                          9,934,260
                                                                                                     --------------

                HEALTH CARE TECHNOLOGY -- 0.1%
       305,000  MedAssets, Inc..........................................     8.00%       11/15/18           315,294
                                                                                                     --------------

                HOMEFURNISHING RETAIL -- 1.5%
     6,730,000  Serta Simmons Bedding LLC (a) (b).......................     8.13%       10/01/20         7,175,863
                                                                                                     --------------

                HOTELS, RESORTS & CRUISE LINES -- 0.4%
       500,000  ESH Hospitality, Inc. (b)...............................     5.25%       05/01/25           489,375
     1,300,000  FelCor Lodging LP (b)...................................     6.00%       06/01/25         1,345,500
                                                                                                     --------------
                                                                                                          1,834,875
                                                                                                     --------------

                HOUSEHOLD PRODUCTS -- 0.4%
     2,000,000  Spectrum Brands, Inc. (b)...............................     6.13%       12/15/24         2,087,960
                                                                                                     --------------

                INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 1.0%
       500,000  Calpine Corp............................................     5.50%       02/01/24           487,500
     1,400,000  Dynegy Finance I, Inc. / Dynegy Finance II, Inc. (b)....     7.63%       11/01/24         1,452,500
     1,109,000  NRG Energy, Inc. (a)....................................     7.88%       05/15/21         1,173,455
     1,500,000  NRG Energy, Inc.........................................     6.25%       07/15/22         1,511,250
                                                                                                     --------------
                                                                                                          4,624,705
                                                                                                     --------------

                INDUSTRIAL MACHINERY -- 0.3%
     1,650,000  Signode Industrial Group Lux SA/Signode Industrial
                   Group US, Inc. (a) (b)...............................     6.38%       05/01/22         1,621,125
                                                                                                     --------------


                     See Notes to Portfolio of Investments

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

JULY 31, 2015 (UNAUDITED)

  PRINCIPAL                                                                 STATED       STATED
    VALUE                             DESCRIPTION                           COUPON      MATURITY         VALUE
--------------  --------------------------------------------------------  ----------  -------------  --------------
CORPORATE BONDS (CONTINUED)

                INSURANCE BROKERS -- 0.2%
$    1,000,000  HUB International Ltd. (b)..............................     7.88%       10/01/21    $    1,023,750
                                                                                                     --------------

                INTEGRATED TELECOMMUNICATION SERVICES -- 1.0%
       825,000  Cincinnati Bell, Inc. (a)...............................     8.38%       10/15/20           867,281
       280,000  Frontier Communications Corp............................     6.25%       09/15/21           259,700
     2,325,000  Frontier Communications Corp. (a).......................     8.75%       04/15/22         2,317,734
     1,000,000  GCI, Inc................................................     6.88%       04/15/25         1,022,500
       500,000  Windstream Services LLC.................................     7.75%       10/15/20           459,688
                                                                                                     --------------
                                                                                                          4,926,903
                                                                                                     --------------

                INTERNET RETAIL -- 0.1%
       250,000  Netflix, Inc. (b).......................................     5.88%       02/15/25           263,750
                                                                                                     --------------

                LEISURE FACILITIES -- 0.7%
     1,650,000  Cedar Fair LP / Canada's Wonderland Co. / Magnum
                   Management Corp. (a).................................     5.25%       03/15/21         1,717,980
     1,775,000  Six Flags Entertainment Corp. (b).......................     5.25%       01/15/21         1,837,125
                                                                                                     --------------
                                                                                                          3,555,105
                                                                                                     --------------

                LIFE SCIENCES TOOLS & SERVICES -- 2.3%
     4,750,000  Crimson Merger Sub, Inc. (a) (b)........................     6.63%       05/15/22         4,393,750
     3,450,000  Immucor, Inc. (a).......................................    11.13%       08/15/19         3,639,750
     2,000,000  inVentiv Health, Inc. (b)...............................     9.00%       01/15/18         2,093,750
       245,920  inVentiv Health, Inc. (b) (c)...........................    10.00%       08/15/18           259,446
       500,000  inVentiv Health, Inc. (b)...............................    11.00%       08/15/18           482,500
       168,000  inVentiv Health, Inc. (b)...............................    11.00%       08/15/18           160,440
                                                                                                     --------------
                                                                                                         11,029,636
                                                                                                     --------------

                MOVIES & ENTERTAINMENT -- 0.7%
     1,625,000  Cinemark USA, Inc. (a)..................................     4.88%       06/01/23         1,604,688
     1,100,000  Live Nation Entertainment, Inc. (a) (b).................     5.38%       06/15/22         1,108,250
       500,000  Regal Entertainment Group...............................     5.75%       03/15/22           514,375
                                                                                                     --------------
                                                                                                          3,227,313
                                                                                                     --------------

                OIL & GAS EXPLORATION & PRODUCTION -- 0.4%
       500,000  American Energy-Permian Basin LLC / AEPB Finance
                   Corp. (b)............................................     7.13%       11/01/20           305,000
       250,000  American Energy-Permian Basin LLC / AEPB Finance
                   Corp. (b)............................................     7.38%       11/01/21           148,125
     1,000,000  Rice Energy, Inc. (b)...................................     7.25%       05/01/23           987,500
       250,000  Sanchez Energy Corp.....................................     7.75%       06/15/21           226,250
       125,000  Sanchez Energy Corp.....................................     6.13%       01/15/23           101,875
                                                                                                     --------------
                                                                                                          1,768,750
                                                                                                     --------------

                OIL & GAS REFINING & MARKETING -- 0.1%
       250,000  CITGO Petroleum Corp. (b)...............................     6.25%       08/15/22           246,250
       187,500  Murphy Oil USA, Inc.....................................     6.00%       08/15/23           195,469
                                                                                                     --------------
                                                                                                            441,719
                                                                                                     --------------

                OIL & GAS STORAGE & TRANSPORTATION -- 0.7%
       875,000  Crestwood Midstream Partners LP / Crestwood Midstream
                   Finance Corp. (a)....................................     6.13%       03/01/22           868,438
       100,000  Crestwood Midstream Partners LP / Crestwood Midstream
                   Finance Corp. (b)....................................     6.25%       04/01/23           101,000
     1,750,000  Holly Energy Partners LP,/ Holly Energy Finance
                   Corp. (a)............................................     6.50%       03/01/20         1,771,700


                     See Notes to Portfolio of Investments

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

JULY 31, 2015 (UNAUDITED)

  PRINCIPAL                                                                 STATED       STATED
    VALUE                             DESCRIPTION                           COUPON      MATURITY         VALUE
--------------  --------------------------------------------------------  ----------  -------------  --------------
CORPORATE BONDS (CONTINUED)

                OIL & GAS STORAGE & TRANSPORTATION (CONTINUED)
$      312,000  Summit Midstream Holdings LLC / Summit Midstream
                   Finance Corp.........................................     5.50%       08/15/22    $      297,960
       196,000  Tesoro Logistics LP / Tesoro Logistics Finance Corp.....     5.88%       10/01/20           202,860
                                                                                                     --------------
                                                                                                          3,241,958
                                                                                                     --------------

                OTHER DIVERSIFIED FINANCIAL SERVICES -- 0.3%
     1,500,000  First Data Corp. (a) (b)................................     8.25%       01/15/21         1,591,875
                                                                                                     --------------

                PACKAGED FOODS & MEATS -- 2.7%
     5,795,000  JBS USA LLC / JBS USA Finance, Inc. (b).................     5.88%       07/15/24         5,896,412
       500,000  JBS USA LLC / JBS USA Finance, Inc. (b).................     5.75%       06/15/25           496,722
     1,600,000  Pilgrim's Pride Corp. (b)...............................     5.75%       03/15/25         1,640,000
     2,125,000  Post Holdings, Inc. (b).................................     6.75%       12/01/21         2,146,250
     2,000,000  Post Holdings, Inc......................................     7.38%       02/15/22         2,052,500
       800,000  Post Holdings, Inc. (b).................................     6.00%       12/15/22           779,000
                                                                                                     --------------
                                                                                                         13,010,884
                                                                                                     --------------

                PAPER PACKAGING -- 0.6%
     2,250,000  Reynolds Group Issuer, Inc. / Reynolds Group Issuer
                   LLC / Reynolds Group Issuer Lu (a)...................     5.75%       10/15/20         2,334,375
       500,000  Sealed Air Corp. (b)....................................     5.50%       09/15/25           511,875
                                                                                                     --------------
                                                                                                          2,846,250
                                                                                                     --------------

                PHARMACEUTICALS -- 2.9%
     2,200,000  Endo Finance LLC (b)....................................     5.75%       01/15/22         2,271,500
     1,000,000  Endo Finance LLC / Endo Finco, Inc. (a) (b).............     7.75%       01/15/22         1,068,750
     4,000,000  Par Pharmaceutical Cos., Inc. (a).......................     7.38%       10/15/20         4,255,000
     6,075,000  Valeant Pharmaceuticals International (a) (b)...........     6.75%       08/15/21         6,340,780
                                                                                                     --------------
                                                                                                         13,936,030
                                                                                                     --------------

                REAL ESTATE DEVELOPMENT -- 1.2%
     5,635,000  TRI Pointe Holdings, Inc. (a)...........................     5.88%       06/15/24         5,578,650
                                                                                                     --------------

                RESEARCH & CONSULTING SERVICES -- 0.0%
       125,000  Nielsen Finance LLC / Nielsen Finance Co. (b)...........     5.00%       04/15/22           124,375
                                                                                                     --------------

                RESTAURANTS -- 0.2%
       750,000  Seminole Hard Rock Entertainment, Inc. / Seminole Hard
                   Rock International LLC (b)...........................     5.88%       05/15/21           766,875
                                                                                                     --------------

                SEMICONDUCTORS -- 0.3%
       850,000  Freescale Semiconductor, Inc. (b).......................     6.00%       01/15/22           890,375
       500,000  Micron Technology, Inc..................................     5.88%       02/15/22           511,875
                                                                                                     --------------
                                                                                                          1,402,250
                                                                                                     --------------

                SPECIALIZED FINANCE -- 0.0%
       250,000  MSCI, Inc. (b)..........................................     5.25%       11/15/24           255,550
                                                                                                     --------------

                SPECIALIZED REITS (REAL ESTATE INVESTMENT TRUSTS) -- 0.4%
       375,000  DuPont Fabros Technology LP.............................     5.88%       09/15/21           387,188
       250,000  DuPont Fabros Technology LP.............................     5.63%       06/15/23           248,125
       400,000  GEO Group (The), Inc....................................     5.88%       01/15/22           420,000
       750,000  GEO Group (The), Inc....................................     5.88%       10/15/24           780,000
                                                                                                     --------------
                                                                                                          1,835,313
                                                                                                     --------------

                SPECIALTY CHEMICALS -- 1.3%
     2,450,000  Hexion U.S. Finance Corp. (a)...........................     6.63%       04/15/20         2,257,063


                     See Notes to Portfolio of Investments

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

JULY 31, 2015 (UNAUDITED)

  PRINCIPAL                                                                 STATED       STATED
    VALUE                             DESCRIPTION                           COUPON      MATURITY         VALUE
--------------  --------------------------------------------------------  ----------  -------------  --------------
CORPORATE BONDS (CONTINUED)

                SPECIALTY CHEMICALS (CONTINUED)
$      400,000  OMNOVA Solutions, Inc...................................     7.88%       11/01/18    $      407,500
     3,250,000  Platform Specialty Products Corp. (a) (b)...............     6.50%       02/01/22         3,380,000
                                                                                                     --------------
                                                                                                          6,044,563
                                                                                                     --------------

                SPECIALTY STORES -- 1.4%
     4,575,000  Argos Merger Sub, Inc. (b)..............................     7.13%       03/15/23         4,849,500
       375,000  Dollar Tree, Inc. (b)...................................     5.25%       03/01/20           397,500
       375,000  Dollar Tree, Inc. (b)...................................     5.75%       03/01/23           397,500
     1,000,000  Rite Aid Corp. (b)......................................     6.13%       04/01/23         1,042,500
                                                                                                     --------------
                                                                                                          6,687,000
                                                                                                     --------------

                SYSTEMS SOFTWARE -- 0.2%
       975,000  BMC Software Finance, Inc. (a) (b)......................     8.13%       07/15/21           730,031
       500,000  BMC Software, Inc.......................................     7.25%       06/01/18           439,375
                                                                                                     --------------
                                                                                                          1,169,406
                                                                                                     --------------

                TECHNOLOGY DISTRIBUTORS -- 0.0%
       250,000  CDW LLC / CDW Finance Corp..............................     5.00%       09/01/23           248,905
                                                                                                     --------------

                TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS -- 0.4%
     2,000,000  Equinix, Inc............................................     5.38%       01/01/22         2,040,000
                                                                                                     --------------

                TIRES & RUBBER -- 0.1%
       250,000  Goodyear Tire & Rubber (The) Co. (a)....................     8.25%       08/15/20           262,188
       450,000  Goodyear Tire & Rubber (The) Co. (a)....................     6.50%       03/01/21           478,125
                                                                                                     --------------
                                                                                                            740,313
                                                                                                     --------------

                TRADING COMPANIES & DISTRIBUTORS -- 1.2%
       500,000  Ashtead Capital, Inc. (a) (b)...........................     6.50%       07/15/22           528,130
     3,100,000  BlueLine Rental Finance Corp. (a) (b)...................     7.00%       02/01/19         3,100,000
       850,000  United Rentals North America, Inc. (a)..................     7.63%       04/15/22           927,563
       250,000  United Rentals North America, Inc.......................     5.50%       07/15/25           240,000
     1,250,000  Vander Intermediate Holding II Corp. (a) (b) (d)........     9.75%       02/01/19         1,146,875
                                                                                                     --------------
                                                                                                          5,942,568
                                                                                                     --------------

                TRUCKING -- 0.3%
       300,000  Avis Budget Car Rental LLC / Avis Budget Finance,
                   Inc. (b).............................................     5.13%       06/01/22           299,625
       875,000  Avis Budget Car Rental LLC / Avis Budget Finance,
                   Inc. (a).............................................     5.50%       04/01/23           882,656
       250,000  Hertz (The) Corp........................................     7.38%       01/15/21           261,875
                                                                                                     --------------
                                                                                                          1,444,156
                                                                                                     --------------

                WIRELESS TELECOMMUNICATION SERVICES -- 2.8%
     3,000,000  Sprint Capital Corp.....................................     6.90%       05/01/19         2,947,500
     2,250,000  Sprint Communications, Inc. (a).........................     7.00%       08/15/20         2,168,438
     1,750,000  Sprint Corp. (a)........................................     7.25%       09/15/21         1,677,813
     1,560,000  T-Mobile USA, Inc.......................................     6.73%       04/28/22         1,657,500
       150,000  T-Mobile USA, Inc.......................................     6.00%       03/01/23           156,750
     2,500,000  T-Mobile USA, Inc.......................................     6.63%       04/01/23         2,668,750
     2,000,000  T-Mobile USA, Inc.......................................     6.84%       04/28/23         2,145,000
                                                                                                     --------------
                                                                                                         13,421,751
                                                                                                     --------------

                TOTAL CORPORATE BONDS..............................................................     309,741,034
                (Cost $308,262,155)                                                                  --------------


                     See Notes to Portfolio of Investments

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

JULY 31, 2015 (UNAUDITED)

  PRINCIPAL                                                                 STATED       STATED
    VALUE                             DESCRIPTION                           COUPON      MATURITY         VALUE
--------------  --------------------------------------------------------  ----------  -------------  --------------
FOREIGN CORPORATE BONDS -- 12.4%

                AEROSPACE & DEFENSE -- 0.9%
$      750,000  Bombardier, Inc. (b)....................................     5.50%       09/15/18    $      708,750
     2,000,000  Bombardier, Inc. (b)....................................     7.75%       03/15/20         1,865,000
     1,833,000  Bombardier, Inc. (a) (b)................................     6.00%       10/15/22         1,500,769
                                                                                                     --------------
                                                                                                          4,074,519
                                                                                                     --------------

                ALTERNATIVE CARRIERS -- 0.8%
     2,000,000  Intelsat Luxembourg SA..................................     6.75%       06/01/18         1,877,500
     2,650,000  Intelsat Luxembourg SA (a)..............................     7.75%       06/01/21         2,116,687
                                                                                                     --------------
                                                                                                          3,994,187
                                                                                                     --------------

                AUTOMOBILE MANUFACTURERS -- 0.2%
       500,000  Fiat Chrysler Automobiles NV............................     5.25%       04/15/23           505,625
       500,000  Jaguar Land Rover Automotive PLC (a) (b)................     5.63%       02/01/23           506,875
                                                                                                     --------------
                                                                                                          1,012,500
                                                                                                     --------------

                BIOTECHNOLOGY -- 0.1%
       500,000  Grifols Worldwide Operations Ltd........................     5.25%       04/01/22           506,250
                                                                                                     --------------

                BUILDING PRODUCTS -- 0.9%
     2,880,000  Cemex SAB de CV (b).....................................     7.25%       01/15/21         3,074,400
     1,100,000  Masonite International Corp. (b)........................     5.63%       03/15/23         1,138,500
                                                                                                     --------------
                                                                                                          4,212,900
                                                                                                     --------------

                CABLE & SATELLITE -- 0.0%
       200,000  Virgin Media Finance PLC (b)............................     5.75%       01/15/25           201,100
                                                                                                     --------------

                CASINOS & GAMING -- 0.7%
       250,000  International Game Technology PLC (b)...................     5.63%       02/15/20           249,500
     2,000,000  MCE Finance Ltd. (b)....................................     5.00%       02/15/21         1,910,000
     1,000,000  Wynn Macau Ltd. (b).....................................     5.25%       10/15/21           956,250
                                                                                                     --------------
                                                                                                          3,115,750
                                                                                                     --------------

                DIVERSIFIED CHEMICALS -- 0.4%
     1,600,000  INEOS Group Holdings SA (a) (b).........................     6.13%       08/15/18         1,634,000
       250,000  INEOS Group Holdings SA (b).............................     5.88%       02/15/19           253,125
                                                                                                     --------------
                                                                                                          1,887,125
                                                                                                     --------------

                HEALTH CARE SUPPLIES -- 0.1%
       400,000  ConvaTec Healthcare E SA (a) (b)........................    10.50%       12/15/18           421,500
                                                                                                     --------------

                INTEGRATED TELECOMMUNICATION SERVICES -- 1.9%
     9,000,000  Numericable-SFR (a) (b).................................     6.00%       05/15/22         9,180,000
                                                                                                     --------------

                METAL & GLASS CONTAINERS -- 1.0%
     1,088,858  Ardagh Finance Holdings SA (b) (e)......................     8.63%       06/15/19         1,143,301
     2,126,000  Ardagh Packaging Finance PLC / Ardagh Holdings USA,
                   Inc. (b).............................................     6.25%       01/31/19         2,195,095
     1,188,177  Ardagh Packaging Finance PLC / Ardagh Holdings USA,
                   Inc. (a) (b).........................................     7.00%       11/15/20         1,205,999
       250,000  Ardagh Packaging Finance PLC / Ardagh Holdings USA,
                   Inc. (b).............................................     6.75%       01/31/21           257,500
                                                                                                     --------------
                                                                                                          4,801,895
                                                                                                     --------------

                PAPER PACKAGING -- 0.8%
     1,000,000  Cascades, Inc. (b)......................................     5.50%       07/15/22           971,250
     3,000,000  Coveris Holdings SA (a) (b).............................     7.88%       11/01/19         2,976,570
                                                                                                     --------------
                                                                                                          3,947,820
                                                                                                     --------------


                     See Notes to Portfolio of Investments

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

JULY 31, 2015 (UNAUDITED)

  PRINCIPAL                                                                 STATED       STATED
    VALUE                             DESCRIPTION                           COUPON      MATURITY         VALUE
--------------  --------------------------------------------------------  ----------  -------------  --------------
FOREIGN CORPORATE BONDS (CONTINUED)

                PHARMACEUTICALS -- 2.9%
$    5,300,000  Capsugel SA (a) (b) (f).................................     7.00%       05/15/19    $    5,376,187
       830,000  Endo Ltd. / Endo Finance LLC / Endo Finco, Inc. (b).....     6.00%       07/15/23           865,275
       385,000  Endo Ltd. / Endo Finance LLC / Endo Finco, Inc. (b).....     6.00%       02/01/25           398,475
     1,000,000  Mallinckrodt International Finance SA/Mallinckrodt CB
                   LLC (b)..............................................     5.75%       08/01/22         1,046,250
     1,000,000  Mallinckrodt International Finance SA/Mallinckrodt CB
                   LLC (b)..............................................     5.50%       04/15/25         1,011,250
     1,040,000  Valeant Pharmaceuticals International, Inc. (b).........     5.38%       03/15/20         1,071,200
     2,000,000  Valeant Pharmaceuticals International, Inc. (b).........     5.88%       05/15/23         2,084,800
     2,000,000  Valeant Pharmaceuticals International, Inc. (b).........     6.13%       04/15/25         2,095,000
                                                                                                     --------------
                                                                                                         13,948,437
                                                                                                     --------------

                RESEARCH & CONSULTING SERVICES -- 0.2%
       825,000  Nielsen Co. Luxembourg S.A.R.L. (The) (b)...............     5.50%       10/01/21           848,719
                                                                                                     --------------

                RESTAURANTS -- 0.8%
     3,650,000  Burger King Corp. (a) (b)...............................     6.00%       04/01/22         3,777,020
                                                                                                     --------------

                SECURITY & ALARM SERVICES -- 0.7%
     1,000,000  Garda World Security Corp. (b)..........................     7.25%       11/15/21           940,000
     2,500,000  Garda World Security Corp. (a) (b)......................     7.25%       11/15/21         2,350,000
                                                                                                     --------------
                                                                                                          3,290,000
                                                                                                     --------------

                TOTAL FOREIGN CORPORATE BONDS......................................................      59,219,722
                (Cost $60,160,250)                                                                   --------------


  PRINCIPAL                                                                              STATED
    VALUE                             DESCRIPTION                          RATE (g)    MATURITY (h)      VALUE
--------------  --------------------------------------------------------  ----------  -------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS -- 24.1%

                AEROSPACE & DEFENSE -- 0.1%
       316,507  DynCorp International, Inc., Term Loan..................     6.25%       07/07/16           309,385
        99,750  Science Applications International Corp. (SAIC),
                   Tranche B Incremental Loan...........................     3.75%       04/21/22           100,024
                                                                                                     --------------
                                                                                                            409,409
                                                                                                     --------------

                ALTERNATIVE CARRIERS -- 0.2%
     1,000,000  Level 3 Financing, Inc., Tranche B-II 2022 Term Loan....     3.50%       05/31/22           996,880
                                                                                                     --------------

                APPLICATION SOFTWARE -- 0.1%
       410,256  Informatica Corp. (Italic Merger Sub., Inc.), Term
                   Loan B...............................................     4.50%       06/03/22           410,051
       267,579  Triple Point Technologies, Inc., Term Loan B............     5.25%       07/10/20           240,152
                                                                                                     --------------
                                                                                                            650,203
                                                                                                     --------------

                BROADCASTING -- 0.2%
     1,000,000  Clear Channel Communications, Inc., Tranche E Term
                   Loan.................................................     7.69%       07/30/19           926,960
                                                                                                     --------------

                BUILDING PRODUCTS -- 0.6%
     2,800,000  Quikrete Holdings, Inc., Initial Loan (Second Lien).....     7.00%       03/26/21         2,810,500
                                                                                                     --------------

                CABLE & SATELLITE -- 0.2%
       380,435  Charter Communications Operating LLC, Bridge Loan -
                   Unsecured (i) (j)....................................     5.63%       05/21/16           378,057
       467,391  Charter Communications Operating LLC, Bridge Loan -
                   Unsecured 1 Year (i) (j).............................     3.75%       05/21/16           464,470
                                                                                                     --------------
                                                                                                            842,527
                                                                                                     --------------


                     See Notes to Portfolio of Investments

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

JULY 31, 2015 (UNAUDITED)

  PRINCIPAL                                                                              STATED
    VALUE                             DESCRIPTION                          RATE (g)    MATURITY (h)      VALUE
--------------  --------------------------------------------------------  ----------  -------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                CASINOS & GAMING -- 2.6%
$    5,000,000  Amaya Holdings B.V., 2nd Lien Term Loan.................     8.00%       07/31/22    $    5,045,001
     4,719,362  Amaya Holdings B.V., Initial,Term B Loan (First Lien)...     5.00%       08/01/21         4,708,319
     3,262,545  Caesars Growth Partners LLC, Term B Loan (First Lien)...     6.25%       05/08/21         2,707,912
        92,053  ROC Finance LLC, Funded Term B Loan.....................     5.00%       06/20/19            89,752
                                                                                                     --------------
                                                                                                         12,550,984
                                                                                                     --------------

                COMPUTER HARDWARE -- 0.6%
     2,644,950  Dell, Inc., Term B-2 Loan...............................     4.00%       04/29/20         2,655,133
                                                                                                     --------------

                CONSTRUCTION MACHINERY & HEAVY TRUCKS -- 0.0%
       231,229  Navistar, Inc., Tranche B Term Loan.....................     6.75%       08/17/17           230,554
                                                                                                     --------------

                CONSUMER FINANCE -- 0.1%
       508,732  Walter Investment Management Corp., Tranche B Term
                   Loan.................................................     4.75%       12/18/20           486,261
                                                                                                     --------------

                DATA PROCESSING & OUTSOURCED SERVICES -- 0.1%
       441,341  Sungard Availability Services Capital, Inc., Term
                   Loan B...............................................     6.00%       03/29/19           399,414
                                                                                                     --------------

                DIVERSIFIED SUPPORT SERVICES -- 0.2%
     1,050,000  Brickman Group Holdings, Inc, Second Lien Term Loan.....     7.50%       12/31/21         1,047,375
                                                                                                     --------------


                ELECTRIC UTILITIES -- 0.0%
       100,000  TXU (Texas Competitive Electric Holdings Co. LLC), 2014
                   Term Loan (Non-Extending) (k) (l)....................     4.67%       10/10/14            50,050
                                                                                                     --------------

                ENVIRONMENTAL & FACILITIES SERVICES -- 0.0%
       149,250  PSSI (Packers Holdings LLC), Term B Loan................     5.00%       12/02/21           149,996
                                                                                                     --------------

                FOOD RETAIL -- 1.6%
     3,709,370  Albertsons LLC, Term B-4 Loan...........................     5.50%       08/25/21         3,719,274
     3,950,000  Albertsons LLC, Term Loan B3............................     5.00%       08/25/19         3,959,243
                                                                                                     --------------
                                                                                                          7,678,517
                                                                                                     --------------
                HEALTH CARE FACILITIES -- 0.8%
     1,466,667  21st Century Oncology, Inc., Tranche B Term Loan........     6.50%       04/30/22         1,406,166
       274,483  Acadia Healthcare Co., Inc., Tranche B Term Loan........     4.25%       02/11/22           277,000
     1,984,962  Kindred Healthcare, Inc., New Term Loan.................     4.25%       04/09/21         1,991,791
                                                                                                     --------------
                                                                                                          3,674,957
                                                                                                     --------------

                HEALTH CARE SERVICES -- 2.4%
       750,000  Air Medical Group Holdings, Inc., Initial Term Loan.....     4.50%       04/28/22           744,000
     2,036,432  CareCore National LLC, Term Loan........................     5.50%       03/05/21         2,024,988
     2,992,500  Curo Health Services Holdings, Inc., Term B Loan (First
                   Lien)................................................     6.50%       02/07/22         3,014,944
     3,541,160  Healogics, Inc. (CDRH Parent, Inc.), Initial Term Loan
                   (First Lien).........................................     5.25%       07/01/21         3,538,965
     2,288,500  Surgery Centers Holdings, Inc., Initial Term Loan
                   (First Lien).........................................     5.25%       11/03/20         2,294,221
                                                                                                     --------------
                                                                                                         11,617,118
                                                                                                     --------------

                HEALTH CARE SUPPLIES -- 0.0%
       108,108  Convatec, Inc., Term Loan B.............................     4.25%       06/30/20           108,210
                                                                                                     --------------

                HEALTH CARE TECHNOLOGY -- 0.4%
       224,250  Healthport Technologies LLC (CT Technologies
                   Intermediate Holdings, Inc.), Term Loan B............     5.25%       12/01/21           224,741
     1,486,066  Truven Health Analytics, Inc. (VCPH Holding Corp.),
                   Term Loan B..........................................     4.50%       05/31/19         1,478,636
                                                                                                     --------------
                                                                                                          1,703,377
                                                                                                     --------------


                     See Notes to Portfolio of Investments

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

JULY 31, 2015 (UNAUDITED)

  PRINCIPAL                                                                              STATED
    VALUE                             DESCRIPTION                          RATE (g)    MATURITY (h)      VALUE
--------------  --------------------------------------------------------  ----------  -------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                HYPERMARKETS & SUPER CENTERS -- 1.8%
$    8,561,594  BJ's Wholesale Club, Inc., 2013 (November) Replacement
                   Loan (Second Lien)...................................     8.50%       03/26/20    $    8,622,724
                                                                                                     --------------

                INDUSTRIAL MACHINERY -- 0.0%
       157,122  Filtration Group Corp., Initial Term Loan (Second
                   Lien)................................................     8.25%       11/22/21           157,414
                                                                                                     --------------

                INSURANCE BROKERS -- 0.7%
     1,500,000  Amwins Group LLC, Term Loan (Second Lien)...............     9.50%       09/06/20         1,511,250
     1,893,690  Confie Seguros Holding II Co., Term B Loan (First
                   Lien)................................................     5.75%       11/09/18         1,912,626
                                                                                                     --------------
                                                                                                          3,423,876
                                                                                                     --------------

                LEISURE FACILITIES -- 0.3%
       307,692  Life Time Fitness, Inc., Closing Date Term Loan.........     4.25%       06/10/22           306,732
       992,468  Planet Fitness Holdings LLC, Term Loan..................     4.75%       03/31/21           992,468
                                                                                                     --------------
                                                                                                          1,299,200
                                                                                                     --------------

                LIFE SCIENCES TOOLS & SERVICES -- 1.1%
     3,188,472  inVentiv Health, Inc., Term B-4 Loan....................     7.75%       05/15/18         3,192,458
     1,989,950  Ortho-Clinical Diagnostics, Inc., Initial Term Loan.....     4.75%       06/30/21         1,974,408
                                                                                                     --------------
                                                                                                          5,166,866
                                                                                                     --------------

                METAL & GLASS CONTAINERS -- 0.1%
       315,000  PODS, Inc., Initial Term Loan (First Lien)..............     5.25%       02/02/22           316,575
                                                                                                     --------------


                MOVIES & ENTERTAINMENT -- 2.0%
       796,000  Creative Artists Agency LLC (CAA Holdings LLC), Initial
                   Term Loan............................................     5.50%       12/17/21           804,557
     7,500,000  Formula One (Delta 2 Lux S.A.R.L.), Facility B3.........     4.75%       07/30/21         7,482,825
     1,482,906  WME IMG Worldwide, Inc., Term Loan (First Lien).........     5.25%       05/06/21         1,482,446
                                                                                                     --------------
                                                                                                          9,769,828
                                                                                                     --------------

                OIL & GAS EXPLORATION & PRODUCTION -- 0.1%
     1,027,778  American Energy Marcellus Holdings LLC, Initial Loan
                   (Second Lien)........................................     8.50%       08/04/21           385,417
                                                                                                     --------------

                OIL & GAS STORAGE & TRANSPORTATION -- 0.1%
     1,000,000  Fieldwood Energy LLC, Closing Date Loan (Second Lien)...     8.38%       09/30/20           541,880
                                                                                                     --------------

                PACKAGED FOODS & MEATS -- 1.4%
       926,680  Del Monte Foods, Inc., Initial Loan (First Lien)........ 4.25% - 5.50%   02/18/21           899,649
     1,982,146  Ferrara Candy Co. (Candy Intermediate Holdings, Inc.),
                   Initial Term Loan....................................     7.50%       06/18/18         1,972,235
     4,075,940  New HB Acquisition LLC, 2nd Lien Term Loan..............     8.50%       07/31/23         4,086,129
                                                                                                     --------------
                                                                                                          6,958,013
                                                                                                     --------------

                PHARMACEUTICALS -- 0.1%
       300,000  Concordia Healthcare Corp., Initial Term Loan...........     4.75%       04/21/22           301,125
                                                                                                     --------------

                PROPERTY & CASUALTY INSURANCE -- 0.1%
       600,000  Sedgwick Claims Management Services, Inc., Initial Loan
                   (Second Lien)........................................     6.75%       02/28/22           591,750
                                                                                                     --------------

                PUBLISHING -- 0.2%
       865,785  Cengage Learning Acquisitions, Inc., Term Loan..........     7.00%       03/15/20           867,949
                                                                                                     --------------

                RESEARCH & CONSULTING SERVICES -- 1.9%
     6,821,869  Acosta, Inc., Term Loan B...............................     4.25%       09/26/21         6,810,477
     2,481,250  Advantage Sales & Marketing, Inc., Initial Term Loan
                   (First Lien).........................................     4.25%       07/23/21         2,466,511
                                                                                                     --------------
                                                                                                          9,276,988
                                                                                                     --------------


                     See Notes to Portfolio of Investments

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

JULY 31, 2015 (UNAUDITED)

  PRINCIPAL                                                                              STATED
    VALUE                             DESCRIPTION                          RATE (g)    MATURITY (h)      VALUE
--------------  --------------------------------------------------------  ----------  -------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                RESTAURANTS -- 1.0%
$    4,135,417  Portillo's Holdings LLC, Term B Loan (First Lien).......     4.75%       08/02/21    $    4,142,323
       425,357  Red Lobster Management LLC, Initial Term Loan (First
                   Lien)................................................     6.25%       07/28/21           426,952
                                                                                                     --------------
                                                                                                          4,569,275
                                                                                                     --------------

                RETAIL REITS (REAL ESTATE INVESTMENT TRUSTS) -- 0.5%
     2,250,000  Capital Automotive LLC, Term Loan (Second Lien).........     6.00%       04/30/20         2,281,635
                                                                                                     --------------

                SPECIALIZED CONSUMER SERVICES -- 0.6%
     2,205,882  Asurion LLC, Term Loan (Second Lien)....................     8.50%       03/03/21         2,216,912
       535,144  Asurion LLC, Term Loan B-4..............................     5.00%       07/31/22           534,641
                                                                                                     --------------
                                                                                                          2,751,553
                                                                                                     --------------

                SPECIALTY CHEMICALS -- 0.1%
       518,998  NuSil Technology LLC, Term Loan.........................     5.25%       04/07/17           515,755
                                                                                                     --------------

                SPECIALTY STORES -- 0.6%
       448,108  PetSmart, Inc., Tranche B-1 Loan........................     4.25%       03/11/22           449,510
       334,821  Toys "R" US-Delaware, Inc., Canadian FILO Term Loan.....     8.25%       10/24/19           333,984
       415,179  Toys "R" US-Delaware, Inc., FILO Term Loan..............     8.25%       10/24/19           414,141
     1,170,512  Toys "R" US-Delaware, Inc., Term B-2 Loan...............     5.25%       05/25/18           929,094
     1,018,709  Toys "R" US-Delaware, Inc., Term B-4 Loan...............     9.75%       04/25/20           932,404
                                                                                                     --------------
                                                                                                          3,059,133
                                                                                                     --------------

                SYSTEMS SOFTWARE -- 1.2%
       490,141  Applied Systems, Inc., Initial Term Loan (Second
                   Lien)................................................     7.50%       01/24/22           491,215
     4,685,194  BMC Software Finance, Inc., Initial US Term Loan........     5.00%       09/10/20         4,272,897
       975,000  Compuware Corp., Term Loan B............................     6.25%       12/31/19           956,309
                                                                                                     --------------
                                                                                                          5,720,421
                                                                                                     --------------

                TRUCKING -- 0.0%
       142,369  SIRVA Worldwide, Inc., Loan.............................     7.50%       03/27/19           142,369
                                                                                                     --------------

                WIRELESS TELECOMMUNICATION SERVICES -- 0.0%
        79,063  Lightower Fiber Networks (LTS Buyer LLC or Sidera
                   Networks, Inc.), Term Loan (Second Lien).............     8.00%       04/12/21            78,489
                                                                                                     --------------

                TOTAL SENIOR FLOATING-RATE LOAN INTERESTS..........................................     115,786,660
                (Cost $117,311,231)                                                                  --------------

                TOTAL INVESTMENTS -- 101.0%........................................................     484,747,416
                (Cost $485,733,636) (m)                                                              --------------

  PRINCIPAL                                                                 STATED       STATED
    VALUE                             DESCRIPTION                           COUPON      MATURITY         VALUE
--------------  --------------------------------------------------------  ----------  -------------  --------------
U.S. GOVERNMENT NOTES SOLD SHORT -- (13.6%)

    (4,700,000) United States Treasury Note.............................     0.38%       10/31/16        (4,695,963)
    (2,000,000) United States Treasury Note.............................     0.50%       04/30/17        (1,996,876)
    (8,400,000) United States Treasury Note.............................     0.88%       11/15/17        (8,421,000)
   (17,000,000) United States Treasury Note.............................     1.00%       03/15/18       (17,057,102)
    (3,650,000) United States Treasury Note.............................     1.25%       11/30/18        (3,663,688)
    (4,775,000) United States Treasury Note.............................     1.50%       10/31/19        (4,795,518)
    (2,000,000) United States Treasury Note.............................     1.63%       12/31/19        (2,016,250)
      (500,000) United States Treasury Note.............................     2.00%       11/30/20          (508,633)
      (700,000) United States Treasury Note.............................     2.25%       04/30/21          (719,141)
   (15,750,000) United States Treasury Note.............................     2.75%       11/15/23       (16,548,572)
    (5,000,000) United States Treasury Note.............................     2.13%       05/15/25        (4,966,015)
                                                                                                     --------------
                TOTAL U.S. GOVERNMENT NOTES SOLD SHORT.............................................     (65,388,758)
                (Proceeds $64,569,865)                                                               --------------


                     See Notes to Portfolio of Investments

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

JULY 31, 2015 (UNAUDITED)

                                                                                                          VALUE
                                                                                                     --------------

                NET OTHER ASSETS AND LIABILITIES -- 12.6%..........................................  $   60,606,203
                                                                                                     --------------
                NET ASSETS -- 100.0%...............................................................  $  479,964,861
                                                                                                     ==============


-----------------------------

(a) This security or a portion of this security is segregated as collateral for investments sold short.

(b) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund's advisor (the "Advisor"). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. At July 31, 2015, securities noted as such amounted to $176,320,481 or 36.7% of net assets.

(c) These notes are Senior Payment-in-Kind ("PIK") Toggle Notes whereby the issuer may, at its option, elect to pay interest on the notes (1) entirely in cash or (2) entirely in PIK Interest. Interest paid in cash will accrue at the rate of 10.000% per annum ("Cash Interest Rate") and PIK Interest will accrue on the notes at a rate per annum equal to the Cash Interest Rate plus 200 basis points. For the fiscal year-to-date period (November 1, 2014 through July 31, 2015), the Fund received $13,920 in PIK interest.

(d) These notes are PIK Notes whereby the issuer may, at its option, elect to pay interest on the notes (1) entirely in cash or (2) entirely in PIK Interest. Interest paid in cash will accrue at the rate of 9.750% per annum ("Cash Interest Rate") and PIK Interest will accrue on the notes at a rate per annum equal to the Cash Interest Rate plus 75 basis points. For the fiscal year-to-date period (November 1, 2014 through July 31, 2015), this security paid all of its interest in cash.

(e) These notes are PIK Notes. PIK interest will accrue on the notes at the rate of 8.625% per annum. For the fiscal year-to-date period (November 1, 2014 through July 31, 2015), the Fund received $88,858 in PIK interest.

(f) These notes are PIK Notes whereby the issuer may, at its option, elect to pay interest on the notes (1) entirely in cash or (2) entirely in PIK interest. Interest paid in cash will accrue at the rate of 7.000% per annum ("Cash Interest Rate") and PIK interest will accrue on the notes at a rate per annum equal to the Cash Interest Rate plus 75 basis points. For the fiscal year-to-date period (November 1, 2014 through July 31, 2015), this security paid all of its interest in cash.

(g) Senior Floating-Rate Loan Interests ("Senior Loans") in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. The interest rate shown reflects the rate in effect at July 31, 2015. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche at varying rates.

(h) Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.

(i) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At July 31, 2015, securities noted as such are valued at $842,527 or 0.18% of net assets.

(j) Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be illiquid by the Advisor.

(k)   This issuer has filed for protection in federal bankruptcy court.

(l) This issuer is in default but interest is still being accrued by the Fund and paid by the issuer.

(m) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of July 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $6,805,468 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $7,791,688.


                     See Notes to Portfolio of Investments

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

JULY 31, 2015 (UNAUDITED)

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                              ASSETS TABLE
                                                                             LEVEL 2         LEVEL 3
                                              TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                             VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
INVESTMENTS                                 7/31/2015         PRICES          INPUTS          INPUTS
----------------------------------------  --------------  --------------  --------------  --------------
Corporate Bonds*........................  $  309,741,034  $           --  $  309,741,034 $            --
Foreign Corporate Bonds*................      59,219,722              --      59,219,722              --
Senior Floating-Rate Loan Interests:
     Cable & Satellite..................         842,527              --              --         842,527
     Other Industry Categories*.........     114,944,133              --     114,944,133              --
                                          --------------  --------------  --------------  --------------
Total Investments.......................  $  484,747,416  $           --  $  483,904,889  $      842,527
                                          ==============  ==============  ==============  ==============

                                           LIABILITIES TABLE

                                                                             LEVEL 2         LEVEL 3
                                              TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                             VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
                                            7/31/2015         PRICES          INPUTS          INPUTS
                                          --------------  --------------  --------------  --------------
U.S. Government Notes Sold Short........  $  (65,388,758) $           --  $  (65,388,758) $           --
                                          ==============  ==============  ==============  ==============

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at July 31, 2015.

Level 3 Senior Floating-Rate Loan Interests are fair valued by the Advisor's Pricing Committee. Level 3 securities are valued using broker quotes. The values are based on unobservable and non-quantitative inputs. The Trust's Board of Trustees has adopted valuation procedures that are utilized by the Pricing Committee to oversee the day-to-day valuation of the Fund's investments. The Advisor's Pricing Committee, through the Fund's fund accounting agent, monitors the daily pricing via tolerance checks and stale and unchanged price reviews. The Advisor's Pricing Committee also reviews monthly back testing of pricing service prices by comparing sales prices of Fund investments to prior day pricing service prices. Additionally, the Advisor's Pricing Committee reviews periodic information from the Fund's third-party pricing service that compares secondary market trade prices to their daily valuations.

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

JULY 31, 2015 (UNAUDITED)

The following table presents the activity of the Fund's investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.

BEGINNING BALANCE AT OCTOBER 31, 2014
Senior Floating-Rate Loan Interests                     $       --
Net Realized Gain (Loss)                                        --
Change in Unrealized Appreciation / Depreciation                --
Purchases                                                  842,527
Sales                                                           --
Transfers In                                                    --
Transfers Out                                                   --
                                                        ----------
ENDING BALANCE AT JULY 31, 2015
Senior Floating-Rate Loan Interests                        842,527
                                                        ----------
Total Level 3 holdings                                  $  842,527
                                                        ==========


                     See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS

                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                           JULY 31, 2015 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund IV (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on September 15, 2010, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of six funds that are offering shares. This report covers the First Trust Tactical High Yield ETF (the "Fund"), which trades under the ticker "HYLS" on The NASDAQ(R) Stock Market LLC ("NASDAQ").

The Fund, which is an investment company within the scope of Financial Accounting Standards Board ("FASB") Accounting Standards Update 2013-08, follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, "Financial Services-Investment Companies."

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION
The Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Corporate bonds, corporate notes, U.S. government securities and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by an independent pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

            1)    benchmark yields;

            2)    reported trades;

            3)    broker/dealer quotes;

            4)    issuer spreads;

            5)    benchmark securities;

            6)    bids and offers; and

            7)    reference data including market research publications.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      The senior floating-rate loan interests ("Senior Loans")1 held in the Fund are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially since its inception, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in


(1) The terms "security" and "securities" used throughout the Notes to Portfolio of Investments includes Senior Loans.

                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                           JULY 31, 2015 (UNAUDITED)

      valuation of Senior Loans than for other types of securities. Typically, Senior Loans are fair valued using information provided by a third-party pricing service. The third-party pricing service primarily uses over-the-counter pricing from dealer runs and broker quotes from indicative sheets to value the Senior Loans.

      Fixed income and other debt securities having a remaining maturity of 60 days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

            1) the credit conditions in the relevant market and changes thereto;

            2) the liquidity conditions in the relevant market and changes thereto;

            3) the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);

            4) issuer-specific conditions (such as significant credit deterioration); and

            5) any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

       1)   the fundamental business data relating to the borrower/issuer;

       2) an evaluation of the forces which influence the market in which these securities are purchased and sold;

       3)   the type, size and cost of a security;

       4)   the financial statements of the borrower/issuer;

       5) the credit quality and cash flow of the borrower/issuer, based on the Advisor's or external analysis;

       6) the information as to any transactions in or offers for the security;

       7) the price and extent of public trading in similar securities of the issuer/borrower, or comparable companies;

       8)   the coupon payments;

       9) the quality, value and salability of collateral, if any, securing the security;

      10) the business prospects of the borrower/issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the borrower's/issuer's management;

      11) the prospects for the borrower's/issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry;

      12)   borrower's/issuer's competitive position within the industry;

      13) borrower's/issuer's ability to access additional liquidity through public and/or private markets; and

      14)   other relevant factors.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which

                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                           JULY 31, 2015 (UNAUDITED)

            transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of July 31, 2015, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. Due to the nature of the Senior Loan market, the actual settlement date may not be certain at the time of the purchase or sale for some of the Senior Loans. Interest income on such Senior Loans is not accrued until settlement date. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments. The Fund did not have any when-issued, delayed-delivery or forward purchase commitments as of July 31, 2015.

C. SHORT SALES

Short sales are utilized for investment and risk management purposes and are transactions in which securities or other instruments (such as options, forwards, futures or other derivative contracts) are sold that are not currently owned in the Fund's portfolio. When the Fund engages in a short sale, the Fund must borrow the security sold short and deliver the security to the counterparty. Short selling allows the Fund to profit from a decline in a market price to the extent such decline exceeds the transaction costs and the costs of borrowing the securities. The Fund will pay a fee or premium to borrow the securities sold short and is obligated to repay the lenders of the securities. Any dividends or interest that accrues on the securities during the period of the loan are due to the lenders. A gain, limited to the price at which the security was sold short, or a loss, unlimited in size, will be recognized upon the termination of the short sale; which is effected by the Fund purchasing the security sold short and delivering the security to the lender. Any such gain or loss may be offset, completely or in part, by the change in the value of the long portion of the Fund's portfolio. The Fund is subject to the risk it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to the Fund.

D. UNFUNDED LOAN COMMITMENTS

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrower's discretion. The Fund had no unfunded loan commitments as of July 31, 2015.

FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS
JULY 31, 2015 (UNAUDITED)

                                                                           ANNUALIZED
  PRINCIPAL                                                               YIELD ON DATE     STATED
    VALUE                             DESCRIPTION                          OF PURCHASE     MATURITY         VALUE
--------------  --------------------------------------------------------  -------------  -------------  --------------
COMMERCIAL PAPER -- 52.8%

                ADVERTISING -- 2.0%
$      660,000  Omnicom Capital, Inc....................................       0.46%        08/04/15    $      659,975
     1,220,000  WPP CP LLC..............................................       0.45%        08/04/15         1,219,956
       500,000  WPP CP LLC..............................................       0.46%        08/05/15           499,975
                                                                                                        --------------
                                                                                                             2,379,906
                                                                                                        --------------

                CHEMICALS -- 5.4%
     2,000,000  Agrium, Inc.............................................       0.38%        08/04/15         1,999,938
       500,000  Albemarle Corp..........................................       0.79%        08/03/15           499,979
       500,000  Albemarle Corp..........................................       0.75%        08/11/15           499,897
       500,000  Excel Paralubes Funding.................................       0.51%        08/11/15           499,931
     3,000,000  PPG Industries, Inc.....................................       0.42%        08/04/15         2,999,897
                                                                                                        --------------
                                                                                                             6,499,642
                                                                                                        --------------

                COMPUTERS -- 0.4%
       500,000  Hewlett-Packard Co......................................       0.74%        08/17/15           499,838
                                                                                                        --------------

                ELECTRIC -- 9.6%
     1,000,000  Empire District Electric (The) Co.......................       0.50%        08/04/15           999,959
       500,000  Entergy Corp............................................       0.81%        08/17/15           499,822
     1,500,000  Hawaiian Electric Co, Inc...............................       0.57%        08/04/15         1,499,930
       500,000  Hawaiian Electric Co, Inc...............................       0.58%        08/05/15           499,968
     2,000,000  Integrys Holding, Inc...................................       0.41%        08/04/15         1,999,933
     2,000,000  Interstate Power & Light Co.............................       0.38%        08/04/15         1,999,938
     3,000,000  Louisville Gas & Electric Co............................       0.43%        08/04/15         2,999,896
       500,000  NorthWestern Corp.......................................       0.51%        08/17/15           499,889
       500,000  SCANA Corp..............................................       0.53%        08/19/15           499,870
                                                                                                        --------------
                                                                                                            11,499,205
                                                                                                        --------------

                ELECTRONICS -- 2.1%
     1,500,000  Arrow Electronics, Inc..................................       0.64%        08/03/15         1,499,947
       500,000  Arrow Electronics, Inc..................................       0.76%        08/04/15           499,969
       500,000  Thermo Fisher Scientific, Inc...........................       0.63%        08/21/15           499,828
                                                                                                        --------------
                                                                                                             2,499,744
                                                                                                        --------------

                FOOD -- 2.9%
     1,550,000  American Crystal Sugar Co...............................       0.40%        08/04/15         1,549,950
     2,000,000  ConAgra Foods, Inc......................................       0.59%        08/03/15         1,999,935
                                                                                                        --------------
                                                                                                             3,549,885
                                                                                                        --------------

                HOLDING COMPANIES-DIVERS -- 1.7%
     2,000,000  Shiseido Americas Corp..................................       0.37%        08/04/15         1,999,940
                                                                                                        --------------

                HOUSEWARES -- 0.4%
       500,000  Newell Rubbermaid, Inc..................................       0.66%        08/20/15           499,828
                                                                                                        --------------

                LODGING -- 1.6%
     1,500,000  Wyndham Worldwide Corp..................................  0.71% - 0.78%     08/03/15         1,499,938
       500,000  Wyndham Worldwide Corp..................................       0.94%        08/10/15           499,885
                                                                                                        --------------
                                                                                                             1,999,823
                                                                                                        --------------

                MEDIA -- 1.7%
     2,000,000  Pearson Holdings, Inc...................................       0.42%        08/03/15         1,999,954
                                                                                                        --------------

                MINING -- 1.2%
     1,500,000  Alcoa, Inc..............................................       0.54%        08/03/15         1,499,956
                                                                                                        --------------

                MISCELLANEOUS MANUFACTURING -- 4.2%
       500,000  Ingersoll-Rand Luxembourg Finance S.A...................       0.42%        08/04/15           499,982


                     See Notes to Portfolio of Investments

FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

JULY 31, 2015 (UNAUDITED)

                                                                           ANNUALIZED
  PRINCIPAL                                                               YIELD ON DATE     STATED
    VALUE                             DESCRIPTION                          OF PURCHASE     MATURITY         VALUE
--------------  --------------------------------------------------------  -------------  -------------  --------------
COMMERCIAL PAPER (CONTINUED)

                MISCELLANEOUS MANUFACTURING (CONTINUED)
$      500,000  Ingersoll-Rand Luxembourg Finance S.A...................       0.46%        08/11/15    $      499,938
     3,000,000  ITT Corp................................................       0.53%        08/03/15         2,999,914
     1,000,000  Pall Corp...............................................       0.45%        08/17/15           999,804
                                                                                                        --------------
                                                                                                             4,999,638
                                                                                                        --------------

                OIL & GAS -- 3.7%
     1,500,000  Diamond Offshore Drilling, Inc..........................       0.41%        08/03/15         1,499,967
       500,000  Encana Corp.............................................       0.59%        08/10/15           499,927
       500,000  Nabors Industries, Inc..................................       0.45%        08/05/15           499,976
     1,500,000  Southwestern Energy Co..................................       0.81%        08/03/15         1,499,933
       500,000  Southwestern Energy Co..................................       0.87%        08/04/15           499,965
                                                                                                        --------------
                                                                                                             4,499,768
                                                                                                        --------------

                OIL & GAS SERVICES -- 1.6%
     1,000,000  Weatherford International Ltd...........................       0.92%        08/05/15           999,900
       900,000  Weatherford International Ltd...........................       0.92%        08/07/15           899,865
                                                                                                        --------------
                                                                                                             1,899,765
                                                                                                        --------------

                PIPELINES -- 9.2%
     1,100,000  Enable Midstream Partners, L.P..........................       1.06%        08/04/15         1,099,904
       900,000  Enable Midstream Partners, L.P..........................       1.07%        08/06/15           899,869
       500,000  Enbridge Energy Partners, L.P...........................       0.90%        08/10/15           499,890
     1,000,000  Kinder Morgan, Inc......................................  0.71% - 0.81%     08/04/15           999,938
     1,000,000  Kinder Morgan, Inc......................................       0.78%        08/06/15           999,893
     2,000,000  ONEOK Partners, L.P.....................................       0.64%        08/05/15         1,999,860
     2,000,000  Plains All American Pipeline, L.P.......................       0.39%        08/03/15         1,999,958
     1,000,000  Spectra Energy Capital LLC..............................       0.46%        08/03/15           999,975
       500,000  Williams Partners, L.P..................................       0.43%        08/03/15           499,988
     1,000,000  Williams Partners, L.P..................................       0.52%        08/06/15           999,929
                                                                                                        --------------
                                                                                                            10,999,204
                                                                                                        --------------

                RETAIL -- 1.7%
     1,000,000  AutoNation, Inc.........................................       0.74%        08/04/15           999,939
     1,000,000  AutoNation, Inc.........................................       0.74%        08/06/15           999,899
                                                                                                        --------------
                                                                                                             1,999,838
                                                                                                        --------------

                TEXTILES -- 1.7%
     2,000,000  Mohawk Industries, Inc..................................  0.39% - 0.40%     08/03/15         1,999,957
                                                                                                        --------------

                TRANSPORTATION -- 1.7%
     2,000,000  Canadian Pacific Railway Co.............................       0.36%        08/03/15         1,999,961
                                                                                                        --------------

                TOTAL COMMERCIAL PAPER................................................................      63,325,852
                (Cost $63,325,852)                                                                      --------------

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY         VALUE
--------------  --------------------------------------------------------  -------------  -------------  --------------
CORPORATE BONDS -- 24.9%

                AUTO MANUFACTURERS -- 2.6%
     1,000,000  Daimler Finance North America LLC (a) (b)...............       0.98%        08/01/16         1,003,497
     1,050,000  Ford Motor Credit Co. LLC, Medium-Term Note (b).........       1.07%        01/17/17         1,048,555
     1,000,000  Volkswagen Group of America Finance LLC (a) (b).........       0.65%        05/23/17           998,263
                                                                                                        --------------
                                                                                                             3,050,315
                                                                                                        --------------


                     See Notes to Portfolio of Investments

FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

JULY 31, 2015 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY         VALUE
--------------  --------------------------------------------------------  -------------  -------------  --------------
CORPORATE BONDS (CONTINUED)

                BANKS -- 7.6%
$    1,000,000  Bank of America N.A. (b)................................       0.75%        02/14/17    $      999,152
        75,000  BB&T Corp., Medium-Term Note (b)........................       1.15%        06/15/18            75,516
       525,000  Capital One N.A./Mclean VA,(b)..........................       0.98%        02/05/18           525,454
     1,000,000  Citigroup, Inc. (b).....................................       0.55%        06/09/16           995,491
     1,000,000  Fifth Third Bank/Cincinnati OH (b)......................       0.79%        11/18/16         1,000,335
     1,000,000  Goldman Sachs Group, (The), Inc., Medium-Term Note (b)..       0.90%        06/04/17           998,714
       750,000  JPMorgan Chase & Co. (b)................................       0.79%        02/15/17           749,358
       980,000  Morgan Stanley, Medium-Term Note (b)....................       0.74%        10/18/16           978,261
        25,000  National City Bank/Cleveland OH (b).....................       0.65%        06/07/17            24,893
       800,000  PNC Bank N.A. (b).......................................       0.60%        08/01/17           799,605
     1,000,000  US Bank N.A./Cincinnati OH (b)..........................       0.77%        10/28/19           995,897
     1,005,000  Wachovia Corp. (b)......................................       0.56%        06/15/17         1,001,359
                                                                                                        --------------
                                                                                                             9,144,035
                                                                                                        --------------

                BEVERAGES -- 0.4%
       500,000  Anheuser-Busch InBev Finance, Inc. (b)..................       0.49%        01/27/17           499,234
                                                                                                        --------------

                BIOTECHNOLOGY -- 0.8%
     1,000,000  Amgen, Inc. (b).........................................       0.66%        05/22/17           999,164
                                                                                                        --------------

                COMPUTERS -- 0.9%
     1,000,000  Apple, Inc. (b).........................................       0.55%        05/03/18         1,001,771
                                                                                                        --------------

                DIVERSIFIED FINANCIAL SERVICES -- 2.5%
     1,000,000  American Express Co. (b)................................       0.87%        05/22/18           996,823
     1,000,000  General Electric Capital Corp. (b)......................       0.99%        04/02/18         1,009,580
     1,000,000  HSBC Finance Corp. (b)..................................       0.71%        06/01/16           998,721
                                                                                                        --------------
                                                                                                             3,005,124
                                                                                                        --------------

                ELECTRIC -- 0.5%
       525,000  Duke Energy Corp. (b)...................................       0.66%        04/03/17           524,204
                                                                                                        --------------

                FOOD -- 0.8%
       983,000  Kroger (The) Co. (b)....................................       0.82%        10/17/16           983,331
                                                                                                        --------------

                HEALTH CARE PRODUCTS -- 0.8%
     1,000,000  Becton Dickinson and Co. (b)............................       0.74%        06/15/16         1,000,308
                                                                                                        --------------

                INSURANCE -- 2.4%
     1,000,000  Berkshire Hathaway Finance Corp. (b)....................       0.59%        01/12/18         1,000,507
       800,000  Metropolitan Life Global Funding I (a) (b)..............       0.41%        06/23/16           799,948
     1,051,000  Prudential Financial, Inc., Medium-Term Note (b)........       1.05%        08/15/18         1,056,160
                                                                                                        --------------
                                                                                                             2,856,615
                                                                                                        --------------

                MEDIA -- 0.7%
       825,000  NBCUniversal Enterprise, Inc. (a) (b)...................       0.83%        04/15/16           826,648
                                                                                                        --------------

                OIL & GAS -- 0.8%
     1,000,000  Devon Energy Corp. (b)..................................       0.74%        12/15/15           999,440
                                                                                                        --------------

                PHARMACEUTICALS -- 0.8%
     1,000,000  AbbVie, Inc. (b)........................................       1.06%        11/06/15         1,001,274
                                                                                                        --------------

                SOFTWARE -- 0.8%
     1,000,000  Oracle Corp. (b)........................................       0.48%        07/07/17         1,000,547
                                                                                                        --------------

                TELECOMMUNICATIONS -- 2.5%
     1,000,000  AT&T, Inc. (b)..........................................       0.70%        03/30/17           995,062
     1,000,000  Cisco Systems, Inc. (b).................................       0.56%        03/03/17         1,001,909


                     See Notes to Portfolio of Investments

FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

JULY 31, 2015 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY         VALUE
--------------  --------------------------------------------------------  -------------  -------------  --------------
CORPORATE BONDS (CONTINUED)

                TELECOMMUNICATIONS (CONTINUED)
$      975,000  Verizon Communications, Inc. (b)........................       0.68%        06/09/17    $      971,279
                                                                                                        --------------
                                                                                                             2,968,250
                                                                                                        --------------

                TOTAL CORPORATE BONDS.................................................................      29,860,260
                (Cost $29,867,759)                                                                      --------------


FOREIGN CORPORATE BONDS -- 8.6%

                BANKS -- 5.9%
     1,000,000  Australia & New Zealand Banking Group Ltd./New York,
                   NY (b)...............................................       0.88%        05/15/18         1,003,425
       900,000  Bank of Montreal, Medium-Term Note (b)..................       0.88%        04/09/18           902,468
     1,000,000  Bank of Nova Scotia (The) (b)...........................       0.76%        06/11/18         1,001,530
     1,025,000  BNP Paribas S.A., Medium-Term Note (b)..................       0.88%        12/12/16         1,028,051
        25,000  Credit Agricole S.A. (a) (b)............................       1.13%        10/03/16            25,106
     1,000,000  Credit Agricole S.A./London (a) (b).....................       1.45%        04/15/16         1,005,602
     1,000,000  Credit Suisse/New York, NY, Global Medium-Term
                   Note (b).............................................       0.77%        05/26/17           997,537
        65,000  Deutsche Bank AG/London (b).............................       0.89%        02/13/17            64,896
     1,000,000  Toronto-Dominion Bank (The), Medium-Term Note,
                   Series 1 (b).........................................       0.85%        04/30/18         1,000,899
                                                                                                        --------------
                                                                                                             7,029,514
                                                                                                        --------------

                OIL & GAS -- 0.2%
       300,000  Canadian Natural Resources Ltd. (b).....................       0.66%        03/30/16           299,540
                                                                                                        --------------

                PHARMACEUTICALS -- 0.8%
       950,000  Actavis Funding SCS (b).................................       1.37%        03/12/18           951,294
                                                                                                        --------------

                PIPELINES -- 0.9%
     1,025,000  Enbridge, Inc. (b)......................................       0.93%        10/01/16         1,021,689
        50,000  Enbridge, Inc. (b)......................................       0.73%        06/02/17            49,453
                                                                                                        --------------
                                                                                                             1,071,142
                                                                                                        --------------

                TELECOMMUNICATIONS -- 0.8%
     1,000,000  Vodafone Group PLC (b)..................................       0.66%        02/19/16           998,977
                                                                                                        --------------

                TOTAL FOREIGN CORPORATE BONDS.........................................................      10,350,467
                (Cost $10,370,090)                                                                      --------------

U.S. GOVERNMENT NOTES -- 5.1%

       250,000  U.S. Treasury Note......................................       0.63%        12/31/16           250,547
       200,000  U.S. Treasury Note......................................       0.50%        01/31/17           199,969
     2,600,000  U.S. Treasury Note......................................       0.63%        06/30/17         2,598,983
     3,100,000  U.S. Treasury Note......................................       0.88%        07/15/18         3,090,313
                                                                                                        --------------
                TOTAL U.S. GOVERNMENT NOTES...........................................................       6,139,812
                (Cost $6,132,305)                                                                       --------------


                     See Notes to Portfolio of Investments

FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

JULY 31, 2015 (UNAUDITED)

    SHARES                                           DESCRIPTION                                             VALUE
--------------  --------------------------------------------------------------------------------------  --------------
EXCHANGE-TRADED FUNDS -- 4.5%

                CAPITAL MARKETS -- 4.5%
       110,585  First Trust Senior Loan Fund (c)......................................................  $    5,425,300
                                                                                                        --------------
                TOTAL EXCHANGE-TRADED FUNDS...........................................................       5,425,300
                (Cost $5,395,466)                                                                       --------------

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY         VALUE
--------------  --------------------------------------------------------  -------------  -------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES -- 3.0%

                COLLATERALIZED MORTGAGE OBLIGATIONS -- 2.5%
                Federal Home Loan Banks
$       47,382        Series 2008-1372, Class 1.........................       4.75%        05/18/18            50,674
                Federal Home Loan Mortgage Corporation
        16,196        Series 1998-2038, Class PC........................       5.50%        02/15/28            16,422
           676        Series 2005-3057, Class LE........................       5.00%        02/15/34               676
         1,287        Series 2007-3345, Class FP (b)....................       0.40%        11/15/36             1,288
         1,353        Series 2007-3345, Class PF (b)....................       0.38%        05/15/36             1,354
        38,000        Series 2010-3728, Class EL........................       1.50%        09/15/20            38,130
        53,550        Series 2010-3757, Class DP........................       2.00%        03/15/34            53,621
                Federal National Mortgage Association
         5,078        Series 2001-69, Class OG..........................       5.50%        12/25/16             5,194
        33,646        Series 2010-104, Class BJ.........................       2.00%        02/25/24            33,820
     1,617,676        Series 2011-3, Class EG...........................       2.00%        05/25/20         1,638,541
       839,565        Series 2011-13, Class AD..........................       2.00%        07/25/21           853,416
        14,829        Series 2011-15, Class AB..........................       9.75%        08/25/19            16,188
                Government National Mortgage Association
        69,397        Series 2000-9, Class FG (b).......................       0.80%        02/16/30            69,942
        22,626        Series 2009-43, Class JP..........................       5.00%        10/20/36            22,606
       179,349        Series 2009-118, Class AW.........................       3.00%        05/20/37           181,786
         7,887        Series 2010-58, Class VW..........................       4.50%        03/20/38             7,904
                                                                                                        --------------
                                                                                                             2,991,562
                                                                                                        --------------
                PASS-THROUGH SECURITIES -- 0.5%
                Federal Home Loan Mortgage Corporation
        26,530        Pool B18688.......................................       5.00%        02/01/20            27,871
        20,042        Pool E99249.......................................       5.50%        09/01/18            21,092
        26,181        Pool G12255.......................................       5.50%        07/01/21            28,553
        28,676        Pool G12631.......................................       5.50%        04/01/17            29,465
                Federal National Mortgage Association
       116,684        Pool 256889.......................................       5.50%        09/01/17           120,539
        49,473        Pool 723399.......................................       4.50%        09/01/18            51,614
        94,212        Pool 739798.......................................       4.50%        09/01/18            98,288
        50,949        Pool 775019.......................................       4.50%        05/01/19            53,249
        43,528        Pool 889191.......................................       4.50%        04/01/21            45,519
        65,944        Pool 889847.......................................       4.50%        04/01/21            69,308
                                                                                                        --------------
                                                                                                               545,498
                                                                                                        --------------
                TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES...............................       3,537,060
                (Cost $3,540,582)                                                                       --------------


                     See Notes to Portfolio of Investments

FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

JULY 31, 2015 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY         VALUE
--------------  --------------------------------------------------------  -------------  -------------  --------------
MORTGAGE-BACKED SECURITIES -- 0.9%

                COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.0%
                Residential Asset Securitization Trust
$       29,601        Series 2003-A4, Class A1..........................       4.25%        05/25/33    $       29,898
                                                                                                        --------------
                COLLATERALIZED MORTGAGE-BACKED SECURITIES -- 0.9%
                Credit Suisse Commercial Mortgage Trust
     1,008,835        Series 2006-C2, Class A3 (b)......................       5.86%        03/15/39         1,019,190
                                                                                                        --------------
                TOTAL MORTGAGE-BACKED SECURITIES......................................................       1,049,088
                (Cost $1,049,307)                                                                       --------------

ASSET-BACKED SECURITIES -- 0.1%

                Ally Auto Receivables Trust
        11,407        Series 2012-5, Class A3...........................       0.62%        03/15/17            11,408
                Bear Stearns Asset Backed Securities I Trust
        64,433        Series 2006-HE1, Class 1A3 (b)....................       0.52%        12/25/35            64,235
                                                                                                        --------------
                TOTAL ASSET-BACKED SECURITIES.........................................................          75,643
                (Cost $75,120)                                                                          --------------

                TOTAL INVESTMENTS -- 99.9%............................................................     119,763,482
                (Cost $119,756,481) (d)
                NET OTHER ASSETS AND LIABILITIES -- 0.1%..............................................         138,008
                                                                                                        --------------
                NET ASSETS -- 100.0%..................................................................  $  119,901,490
                                                                                                        ==============

-----------------------------

(a) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund's advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2015, securities noted as such amounted to $4,659,064 or 3.9% of net assets.

(b) Floating or variable rate security. The interest rate shown reflects the rate in effect at July 31, 2015.

(c)   Investment in affiliated fund.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of July 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $53,383 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $46,382.


                     See Notes to Portfolio of Investments

FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

JULY 31, 2015 (UNAUDITED)

-----------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of July 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                         LEVEL 2          LEVEL 3
                                                          TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                         VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
INVESTMENTS                                             7/31/2015         PRICES          INPUTS           INPUTS
----------------------------------------------------  --------------   ------------   --------------   --------------
Commercial Paper*...................................  $   63,325,852   $         --   $   63,325,852   $           --
Corporate Bonds*....................................      29,860,260             --       29,860,260               --
Foreign Corporate Bonds*............................      10,350,467             --       10,350,467               --
U.S. Government Notes...............................       6,139,812             --        6,139,812               --
Exchange-Traded Funds*..............................       5,425,300      5,425,300               --               --
U.S. Government Agency Mortgage-Backed Securities...       3,537,060             --        3,537,060               --
Mortgage-Backed Securities..........................       1,049,088             --        1,049,088               --
Asset-Backed Securities.............................          75,643             --           75,643               --
                                                      --------------   ------------   --------------   --------------
Total Investments...................................  $  119,763,482   $  5,425,300   $  114,338,182   $           --
                                                      ==============   ============   ==============   ==============

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at July 31, 2015.


                     See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS

                 FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
                           JULY 31, 2015 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund IV (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on September 15, 2010, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of six funds that are offering shares. This report covers the First Trust Enhanced Short Maturity ETF (the "Fund"), which trades under the ticker "FTSM" on The NASDAQ(R) Stock Market LLC ("NASDAQ").

The Fund, which is an investment company within the scope of Financial Accounting Standards Board ("FASB") Accounting Standards Update 2013-08, follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, "Financial Services-Investment Companies."

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

The Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Corporate bonds, corporate notes, municipal securities, U.S. government securities, mortgage-backed securities, asset-backed securities and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by an independent pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

            1)    benchmark yields;

            2)    reported trades;

            3)    broker/dealer quotes;

            4)    issuer spreads;

            5)    benchmark securities;

            6)    bids and offers; and

            7)    reference data including market research publications.

      Common stocks and other equity securities listed on any national or foreign exchange (excluding NASDAQ and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Commercial paper, fixed income and other debt securities having a remaining maturity of 60 days or less when purchased are fair valued at

                 FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
                           JULY 31, 2015 (UNAUDITED)

      cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

            1) the credit conditions in the relevant market and changes thereto;

            2) the liquidity conditions in the relevant market and changes thereto;

            3) the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);

            4) issuer-specific conditions (such as significant credit deterioration); and

            5) any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

       1)   the fundamental business data relating to the borrower/issuer;

       2) an evaluation of the forces which influence the market in which these securities are purchased and sold;

       3)   the type, size and cost of a security;

       4)   the financial statements of the borrower/issuer;

       5) the credit quality and cash flow of the borrower/issuer, based on the Advisor's or external analysis;

       6) the information as to any transactions in or offers for the security;

       7) the price and extent of public trading in similar securities of the borrower/issuer, or comparable companies;

       8)   the coupon payments;

       9) the quality, value and salability of collateral, if any, securing the security;

      10) the business prospects of the borrower/issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the borrower's/issuer's management (for corporate debt only);

      11) the prospects for the borrower/issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only);

      12)   the borrower's/issuer's competitive position within the industry;

      13) the borrowers's/issuer's ability to access additional liquidity through public and/or private markets; and

      14)   other relevant factors.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

                 FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
                           JULY 31, 2015 (UNAUDITED)

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of July 31, 2015, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. AFFILIATED TRANSACTIONS

The Fund invests in securities of an affiliated fund. The Fund's investment performance and risks are directly related to the investment performance and risks of the affiliated fund.

Amounts related to this instrument in the Fund's Portfolio of Investments at July 31, 2015, and for the fiscal year-to-date period (November 1, 2014 through July 31, 2015) are as follows:

                                                               SHARE ACTIVITY
                                      -----------------------------------------------------------------
                                       BALANCE AT                             BALANCE AT    VALUE AT
           SECURITY NAME                10/31/14     PURCHASES     SALES       7/31/15       7/31/15
------------------------------------- ------------- ------------ ----------- ------------- ------------
   First Trust Senior Loan Fund           6,000      1,064,015    (959,430)     110,585     $5,425,300

FIRST TRUST STRATEGIC INCOME ETF (FDIV)

PORTFOLIO OF INVESTMENTS
JULY 31, 2015 (UNAUDITED)

    SHARES                                           DESCRIPTION                                            VALUE
--------------  --------------------------------------------------------------------------------------  --------------
EXCHANGE-TRADED FUNDS -- 46.9%

                CAPITAL MARKETS -- 46.9%
         6,600  First Trust Emerging Markets Local Currency Bond ETF (a)..............................  $      283,866
       222,460  First Trust Preferred Securities and Income ETF (a)...................................       4,250,500
        64,971  First Trust Tactical High Yield ETF (a)...............................................       3,240,753
           500  iShares 20+ Year Treasury Bond ETF ...................................................          61,265
         2,320  iShares 7-10 Year Treasury Bond ETF ..................................................         246,941
         8,350  iShares J.P. Morgan USD Emerging Markets Bond ETF ....................................         915,661
         1,406  iShares MBS ETF ......................................................................         153,816
            76  Vanguard Mortgage-Backed Securities ETF ..............................................           4,043
                                                                                                        --------------
                TOTAL EXCHANGE-TRADED FUNDS...........................................................       9,156,845
                (Cost $9,171,502)                                                                       --------------

COMMON STOCKS -- 24.6%

                AEROSPACE & DEFENSE -- 0.2%
           426  Raytheon Co. .........................................................................          46,472
                                                                                                        --------------
                BANKS -- 3.1%
         1,288  Bank of Hawaii Corp. .................................................................          86,901
         2,131  BB&T Corp. ...........................................................................          85,815
           936  Community Bank System, Inc. ..........................................................          35,783
         1,091  Cullen/Frost Bankers, Inc. ...........................................................          79,043
         4,114  FirstMerit Corp. .....................................................................          77,096
         2,690  Hancock Holding Co. ..................................................................          78,602
         2,861  Trustmark Corp.  .....................................................................          68,778
         2,185  United Bankshares, Inc. ..............................................................          88,559
                                                                                                        --------------
                                                                                                               600,577
                                                                                                        --------------
                CAPITAL MARKETS -- 1.3%
         2,287  Invesco Ltd. .........................................................................          88,278
         1,106  T. Rowe Price Group, Inc. ............................................................          85,306
         1,811  Waddell & Reed Financial, Inc., Class A ..............................................          81,332
                                                                                                        --------------
                                                                                                               254,916
                                                                                                        --------------
                COMMERCIAL SERVICES & SUPPLIES -- 0.5%
         2,201  Republic Services, Inc. ..............................................................          93,609
                                                                                                        --------------
                COMMUNICATIONS EQUIPMENT -- 0.9%
         3,110  Cisco Systems, Inc. ..................................................................          88,386
         1,372  QUALCOMM, Inc. .......................................................................          88,343
                                                                                                        --------------
                                                                                                               176,729
                                                                                                        --------------
                CONTAINERS & PACKAGING -- 0.4%
         1,983  Sonoco Products Co. ..................................................................          81,858
                                                                                                        --------------
                DISTRIBUTORS -- 0.4%
           958  Genuine Parts Co. ....................................................................          85,214
                                                                                                        --------------
                DIVERSIFIED CONSUMER SERVICES -- 0.3%
         1,056  Capella Education Co. ................................................................          54,395
                                                                                                        --------------


                     See Notes to Portfolio of Investments

FIRST TRUST STRATEGIC INCOME ETF (FDIV)

JULY 31, 2015 (UNAUDITED)

    SHARES                                           DESCRIPTION                                            VALUE
--------------  --------------------------------------------------------------------------------------  --------------
COMMON STOCKS (CONTINUED)

                ELECTRIC UTILITIES -- 3.8%
         1,820  ALLETE, Inc. .........................................................................  $       87,888
         2,625  American Electric Power Co., Inc. ....................................................         148,495
         1,360  El Paso Electric Co. .................................................................          49,545
           869  Eversource Energy ....................................................................          43,207
         2,702  Exelon Corp. .........................................................................          86,707
         1,523  IDACORP, Inc. ........................................................................          94,594
         1,642  ITC Holdings Corp. ...................................................................          55,467
           537  NextEra Energy, Inc. .................................................................          56,492
         2,679  Southern (The) Co. ...................................................................         119,831
                                                                                                        --------------
                                                                                                               742,226
                                                                                                        --------------
                ELECTRICAL EQUIPMENT -- 0.4%
         1,542  Emerson Electric Co. .................................................................          79,799
                                                                                                        --------------
                ENERGY EQUIPMENT & SERVICES -- 0.4%
         3,230  Atwood Oceanics, Inc. ................................................................          67,184
                                                                                                        --------------
                FOOD & STAPLES RETAILING -- 0.5%
         1,203  Wal-Mart Stores, Inc. ................................................................          86,592
                                                                                                        --------------
                GAS UTILITIES -- 1.7%
           930  Atmos Energy Corp. ...................................................................          51,429
           244  Chesapeake Utilities Corp. ...........................................................          12,546
           936  ONE Gas, Inc. ........................................................................          42,148
           743  Piedmont Natural Gas Co., Inc. .......................................................          28,241
         4,039  Questar Corp. ........................................................................          89,423
           527  South Jersey Industries, Inc. ........................................................          12,774
         1,272  Southwest Gas Corp. ..................................................................          71,665
           762  UGI Corp. ............................................................................          27,843
                                                                                                        --------------
                                                                                                               336,069
                                                                                                        --------------
                HOTELS, RESTAURANTS & LEISURE -- 0.5%
           581  Cracker Barrel Old Country Store, Inc. ...............................................          88,248
                                                                                                        --------------
                INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS -- 0.1%
           295  NRG Yield, Inc., Class A .............................................................           5,814
           295  NRG Yield, Inc., Class C .............................................................           5,691
                                                                                                        --------------
                                                                                                                11,505
                                                                                                        --------------
                INDUSTRIAL CONGLOMERATES -- 0.4%
           558  3M Co. ...............................................................................          84,448
                                                                                                        --------------
                INSURANCE -- 0.5%
         1,684  Principal Financial Group, Inc. ......................................................          93,479
                                                                                                        --------------
                IT SERVICES -- 0.4%
         1,829  Paychex, Inc. ........................................................................          84,866
                                                                                                        --------------
                LEISURE PRODUCTS -- 0.1%
           288  Hasbro, Inc. .........................................................................          22,677
                                                                                                        --------------


                     See Notes to Portfolio of Investments

FIRST TRUST STRATEGIC INCOME ETF (FDIV)

JULY 31, 2015 (UNAUDITED)

    SHARES                                           DESCRIPTION                                            VALUE
--------------  --------------------------------------------------------------------------------------  --------------
COMMON STOCKS (CONTINUED)

                METALS & MINING -- 0.4%
         1,035  Compass Minerals International, Inc. .................................................  $       82,800
                                                                                                        --------------

                MULTILINE RETAIL -- 0.8%
         1,253  Kohl's Corp. .........................................................................          76,834
         1,047  Target Corp. .........................................................................          85,697
                                                                                                        --------------
                                                                                                               162,531
                                                                                                        --------------

                MULTI-UTILITIES -- 2.9%
           229  Alliant Energy Corp. .................................................................          14,086
         1,670  CMS Energy Corp. .....................................................................          57,214
           196  Dominion Resources, Inc. .............................................................          14,053
         1,151  DTE Energy Co. .......................................................................          92,609
           608  National Grid PLC, ADR ...............................................................          40,505
           286  NiSource, Inc. .......................................................................           4,994
         1,725  PG&E Corp. ...........................................................................          90,580
         2,506  Public Service Enterprise Group, Inc. ................................................         104,425
           265  Sempra Energy ........................................................................          26,972
         2,190  Vectren Corp. ........................................................................          92,200
           588  WEC Energy Group, Inc. ...............................................................          28,812
                                                                                                        --------------
                                                                                                               566,450
                                                                                                        --------------

                OIL, GAS & CONSUMABLE FUELS -- 2.1%
           286  Columbia Pipeline Group, Inc. ........................................................           8,345
         1,884  Enbridge Income Fund Holdings, Inc. (CAD) ............................................          49,670
         1,134  Enbridge, Inc. .......................................................................          49,397
         2,254  Inter Pipeline Ltd. (CAD) ............................................................          47,153
         4,147  Kinder Morgan, Inc. ..................................................................         143,652
         1,231  Spectra Energy Corp. .................................................................          37,250
         1,287  TransCanada Corp. ....................................................................          50,077
           472  Williams (The) Cos., Inc. ............................................................          24,771
                                                                                                        --------------
                                                                                                               410,315
                                                                                                        --------------

                PHARMACEUTICALS -- 1.4%
           879  Johnson & Johnson ....................................................................          88,085
           867  Novartis AG, ADR .....................................................................          89,951
         1,714  Sanofi, ADR ..........................................................................          92,539
                                                                                                        --------------
                                                                                                               270,575
                                                                                                        --------------

                SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 0.4%
         1,924  Linear Technology Corp. ..............................................................          78,884
                                                                                                        --------------

                SPECIALTY RETAIL -- 0.3%
         1,360  Cato (The) Corp., Class A ............................................................          52,238
                                                                                                        --------------


                     See Notes to Portfolio of Investments

FIRST TRUST STRATEGIC INCOME ETF (FDIV)

JULY 31, 2015 (UNAUDITED)

    SHARES                                           DESCRIPTION                                            VALUE
--------------  --------------------------------------------------------------------------------------  --------------
COMMON STOCKS (CONTINUED)

                TRADING COMPANIES & DISTRIBUTORS -- 0.4%
         2,030  Fastenal Co. .........................................................................  $       84,976
                                                                                                        --------------
                TOTAL COMMON STOCKS...................................................................       4,799,632
                (Cost $4,741,444)                                                                       --------------

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY         VALUE
--------------  --------------------------------------------------------  -------------  -------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES -- 10.0%

                COLLATERALIZED MORTGAGE OBLIGATIONS -- 1.5%
                Federal Home Loan Mortgage Corporation
$        2,183       Series 2002-2495, Class UJ ........................       3.50%        07/15/32             2,231
         3,308       Series 2003-2637, Class F (b)......................       0.59%        06/15/18             3,315
        75,049       Series 2005-3031, Class AG ........................       5.00%        02/15/34            75,781
        74,613       Series 2006-3174, Class PY ........................       5.00%        08/15/19            74,700
       390,534       Series 2007-3380, Class SI, IO (b).................       6.18%        10/15/37            78,935
        45,732       Series 2011-3917, Class AI, IO ....................       4.50%        07/15/26             5,088
                Federal National Mortgage Association
         1,541       Series 2002-19, Class PE ..........................       6.00%        04/25/17             1,559
         2,123       Series 2003-28, Class GA ..........................       4.00%        10/25/32             2,138
        23,634       Series 2003-W2, Class 1A1 .........................       6.50%        07/25/42            27,249
                Government National Mortgage Association
         3,185       Series 2005-91, Class PC ..........................       5.50%        01/20/35             3,313
        96,125       Series 2013-20, Class KI, IO ......................       5.00%        01/20/43            18,908
        87,965       Series 2013-67, Class PI, IO ......................       4.00%        12/16/42            11,303
                                                                                                        --------------
                                                                                                               304,520
                                                                                                        --------------
                PASS-THROUGH SECURITIES -- 8.5%
                Federal Home Loan Mortgage Corporation
       110,229       Pool A47829 .......................................       4.00%        08/01/35           117,504
        93,285       Pool A94951 .......................................       4.00%        11/01/40            99,864
        64,236       Pool A95134 .......................................       4.50%        11/01/40            70,147
        58,485       Pool A97601 .......................................       4.50%        03/01/41            64,454
        71,417       Pool G06501 .......................................       4.00%        04/01/41            76,208
        92,356       Pool G07412 .......................................       3.50%        06/01/43            96,004
        63,494       Pool Q05201 .......................................       4.00%        12/01/41            67,762
        88,869       Pool Q20014 .......................................       3.50%        07/01/43            92,468
                Federal National Mortgage Association
        53,097       Pool AB2265 .......................................       4.00%        02/01/41            57,134
       100,041       Pool AH1568 .......................................       4.50%        12/01/40           109,441
        19,836       Pool AI1191 .......................................       4.50%        04/01/41            21,689
        73,109       Pool AI7800 .......................................       4.50%        07/01/41            80,355
        44,931       Pool AJ5299 .......................................       4.00%        11/01/41            48,349
        57,985       Pool AJ5300 .......................................       4.00%        11/01/41            62,163
        69,516       Pool AK3103 .......................................       4.00%        02/01/42            74,330
        90,793       Pool AL3484 .......................................       4.50%        10/01/42            99,305
        34,684       Pool AO4133 .......................................       3.50%        06/01/42            36,139
        27,012       Pool AP4795 .......................................       3.50%        09/01/42            28,106
        29,399       Pool AQ7081 .......................................       3.50%        12/01/42            30,645
        30,710       Pool AR3315 .......................................       3.50%        02/01/43            32,097


                     See Notes to Portfolio of Investments

FIRST TRUST STRATEGIC INCOME ETF (FDIV)

JULY 31, 2015 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY         VALUE
--------------  --------------------------------------------------------  -------------  -------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                PASS-THROUGH SECURITIES (CONTINUED)
                Federal National Mortgage Association (Continued)
$       24,399       Pool AT2887 .......................................       3.50%        04/01/43    $       25,376
        34,009       Pool AU3741 .......................................       3.50%        08/01/43            35,438
        94,807       Pool AU4726 .......................................       4.00%        09/01/43           101,602
                Government National Mortgage Association
        27,822       Pool 3500 .........................................       5.50%        01/20/34            31,560
        17,903       Pool 3513 .........................................       5.00%        02/20/34            19,907
        67,706       Pool 609116 .......................................       4.50%        02/15/44            74,725
                                                                                                        --------------
                                                                                                             1,652,772
                                                                                                        --------------
                TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES...............................       1,957,292
                (Cost $1,937,344)                                                                       --------------

     UNITS                                           DESCRIPTION                                            VALUE
--------------  --------------------------------------------------------------------------------------  --------------
MASTER LIMITED PARTNERSHIPS -- 7.9%

                CHEMICALS -- 0.1%
           627  Westlake Chemical Partners, L.P. .....................................................          13,418
                                                                                                        --------------
                GAS UTILITIES -- 0.6%
         2,324  AmeriGas Partners, L.P. ..............................................................         106,695
                                                                                                        --------------
                INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS -- 0.2%
           978  NextEra Energy Partners, L.P.  .......................................................          34,895
                                                                                                        --------------
                OIL, GAS & CONSUMABLE FUELS -- 7.0%
         1,330  Alliance Holdings GP, L.P. ...........................................................          50,327
         3,242  Alliance Resource Partners, L.P. .....................................................          79,818
           517  Columbia Pipeline Partners, L.P.  ....................................................          12,118
         3,103  Enbridge Energy Partners, L.P. .......................................................          97,527
         1,432  Energy Transfer Partners, L.P.  ......................................................          73,318
         5,736  Enterprise Products Partners, L.P.  ..................................................         162,501
           974  EQT Midstream Partners, L.P.  ........................................................          76,732
           664  Hoegh LNG Partners, L.P.  ............................................................          13,028
         2,249  Holly Energy Partners, L.P.  .........................................................          69,989
         1,412  Magellan Midstream Partners, L.P.  ...................................................          99,405
         2,261  NGL Energy Partners, L.P.  ...........................................................          62,584
           759  ONEOK Partners, L.P.  ................................................................          24,584
         3,644  Plains All American Pipeline, L.P. ...................................................         152,137
           283  Rose Rock Midstream, L.P.  ...........................................................          11,278
         1,734  Spectra Energy Partners, L.P. ........................................................          84,168
           548  Tallgrass Energy Partners, L.P. ......................................................          25,345
         1,688  Targa Resources Partners, L.P. .......................................................          63,199
           949  TC PipeLines, L.P.  ..................................................................          54,378
         1,653  Teekay LNG Partners, L.P.  ...........................................................          45,474
           674  TransMontaigne Partners, L.P. ........................................................          22,121
         2,165  Williams Partners, L.P. ..............................................................          99,871
                                                                                                        --------------
                                                                                                             1,379,902
                                                                                                        --------------
                TOTAL MASTER LIMITED PARTNERSHIPS.....................................................       1,534,910
                (Cost $1,816,286)                                                                       --------------


                     See Notes to Portfolio of Investments

FIRST TRUST STRATEGIC INCOME ETF (FDIV)

JULY 31, 2015 (UNAUDITED)

  PRINCIPAL
    VALUE
    (LOCAL                                                                   STATED         STATED          VALUE
  CURRENCY)                           DESCRIPTION                            COUPON        MATURITY     (U.S. DOLLAR)
--------------  --------------------------------------------------------  -------------  -------------  --------------
FOREIGN SOVEREIGN BONDS -- 3.0%

                AUSTRALIA -- 0.1%
        20,000  Australia Government Bond, Series 137 (AUD).............       2.75%        04/21/24    $       14,711
                                                                                                        --------------
                BRAZIL -- 0.3%
       235,000  Brazil Notas Do Tesouro Nacional, Series NTNF (BRL).....      10.00%        01/01/17            65,980
                                                                                                        --------------
                COLOMBIA -- 0.3%
   165,000,000  Colombian TES, Series B (COP)...........................       5.00%        11/21/18            56,718
                                                                                                        --------------
                INDONESIA -- 0.6%
 1,250,000,000  Indonesia Treasury Bond, Series FR70 (IDR)..............       8.38%        03/15/24            91,364
                                                                                                        --------------
                MALAYSIA -- 0.4%
       265,000  Malaysia Government Bond, Series 0902 (MYR).............       4.38%        11/29/19            71,095
                                                                                                        --------------
                MEXICO -- 0.3%
       800,000  Mexican Bonos, Series M 20 (MXN)........................      10.00%        12/05/24            63,760
                                                                                                        --------------
                PERU -- 0.1%
        80,000  Peru Government Bond (PEN)..............................       7.84%        08/12/20            27,663
                                                                                                        --------------
                POLAND -- 0.3%
       220,000  Poland Government Bond, Series 1019 (PLN)...............       5.50%        10/25/19            65,882
                                                                                                        --------------
                SOUTH AFRICA -- 0.3%
       490,000  South Africa Government Bond, Series R186 (ZAR).........      10.50%        12/21/26            45,126
       300,000  South Africa Government Bond, Series R209 (ZAR).........       6.25%        03/31/36            18,083
                                                                                                        --------------
                                                                                                                63,209
                                                                                                        --------------
                TURKEY -- 0.3%
       160,000  Turkey Government Bond (TRY)............................      10.50%        01/15/20            60,106
                                                                                                        --------------

                TOTAL FOREIGN SOVEREIGN BONDS.........................................................         580,488
                (Cost $716,756)                                                                         --------------

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY         VALUE
--------------  --------------------------------------------------------  -------------  -------------  --------------
MORTGAGE-BACKED SECURITIES -- 2.9%
                COLLATERALIZED MORTGAGE OBLIGATIONS -- 1.5%

                ABN AMRO Mortgage Corp.
$       43,858       Series 2003-6, Class 2A2 ..........................       4.50%        05/25/18            44,406
                Banc of America Mortgage Trust
        98,327       Series 2004-11, Class 1A5 .........................       5.50%        01/25/35            99,340
                Citicorp Mortgage Securities Trust
        22,675       Series 2006-1, Class 1A2 ..........................       6.00%        02/25/36            22,822
                 Credit Suisse First Boston Mortgage Securities Corp.
         2,171       Series 2004-8, Class 1A5...........................       5.50%        12/25/34             2,183


                     See Notes to Portfolio of Investments

FIRST TRUST STRATEGIC INCOME ETF (FDIV)

JULY 31, 2015 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY         VALUE
--------------  --------------------------------------------------------  -------------  -------------  --------------
MORTGAGE-BACKED SECURITIES (CONTINUED)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                JPMorgan ReRemic
$       37,119       Series 2009-7, Class 5A1 (b) (c)...................       6.00%        02/27/37    $       38,227
                Residential Accredit Loans, Inc.
        62,669       Series 2003-QS5, Class A2 (b)......................      14.41%        03/25/18            67,199
                Wells Fargo Alternative Loan Trust
        13,574       Series 2007-PA5, Class 2A1 ........................       6.00%        11/25/22            13,938
                                                                                                        --------------
                                                                                                               288,115
                                                                                                        --------------
                COMMERCIAL MORTGAGE-BACKED SECURITIES -- 1.4%
                Banc of America Commercial Mortgage Trust
        28,928       Series 2005-5, Class A4 (b)........................       5.12%        10/10/45            28,928
        60,445       Series 2006-4, Class A4 ...........................       5.63%        07/10/46            61,858
                Bear Stearns Commercial Mortgage Securities Trust
        50,788       Series 2006-T22, Class A4 (b)......................       5.78%        04/12/38            51,360
                JPMorgan Chase Commercial Mortgage Securities Trust
        76,828       Series 2006-CB14, Class A4 (b).....................       5.48%        12/12/44            77,402
                Wachovia Bank Commercial Mortgage Trust
        57,238       Series 2006-C27, Class A3 (b)......................       5.77%        07/15/45            58,577
                                                                                                        --------------
                                                                                                               278,125
                                                                                                        --------------
                TOTAL MORTGAGE-BACKED SECURITIES......................................................         566,240
                (Cost $566,693)                                                                         --------------

     SHARES                                          DESCRIPTION                                            VALUE
--------------  --------------------------------------------------------------------------------------  --------------
REAL ESTATE INVESTMENT TRUSTS -- 2.6%

                HEALTH CARE REITS -- 0.9%
         1,949  LTC Properties, Inc.  ................................................................          85,503
         1,371  National Health Investors, Inc. ......................................................          89,458
                                                                                                        --------------
                                                                                                               174,961
                                                                                                        --------------
                OFFICE REITS -- 0.2%
         2,572  Franklin Street Properties Corp. .....................................................          30,272
                                                                                                        --------------
                RETAIL REITS -- 0.5%
         1,925  Realty Income Corp. ..................................................................          92,958
                                                                                                        --------------
                SPECIALIZED REITS -- 1.0%
           461  InfraREIT, Inc. ......................................................................          15,457
           465  Public Storage .......................................................................          95,409
           994  Sovran Self Storage, Inc. ............................................................          94,639
                                                                                                        --------------
                                                                                                               205,505
                                                                                                        --------------
                TOTAL REAL ESTATE INVESTMENT TRUSTS...................................................         503,696
                (Cost $471,185)                                                                         --------------


                     See Notes to Portfolio of Investments

FIRST TRUST STRATEGIC INCOME ETF (FDIV)

JULY 31, 2015 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY         VALUE
--------------  --------------------------------------------------------  -------------  -------------  --------------
ASSET-BACKED SECURITIES -- 0.4%

                First Alliance Mortgage Loan Trust
$       59,596       Series 1999-1, Class A1 ...........................       7.18%        06/20/30    $       60,002
                Lehman XS Trust
        25,661       Series 2005-2, Class 1A2 (b).......................       0.89%        08/25/35            24,476
                                                                                                        --------------
                TOTAL ASSET-BACKED SECURITIES.........................................................          84,478
                (Cost $83,720)                                                                          --------------

  PRINCIPAL
    VALUE
    (LOCAL                                                                   STATED         STATED          VALUE
  CURRENCY)                           DESCRIPTION                            COUPON        MATURITY     (U.S. DOLLAR)
--------------  --------------------------------------------------------  -------------  -------------  --------------
FOREIGN CORPORATE BONDS -- 0.2%

                MULTI-NATIONAL -- 0.2%
                European Bank For Reconstruction & Development, Global
     3,000,000     Medium-Term Note (INR) ..............................       6.00%        03/03/16            46,662
                                                                                                        --------------
                TOTAL FOREIGN CORPORATE BONDS.........................................................          46,662
                (Cost $49,088)                                                                          --------------


   NUMBER OF
   CONTRACTS                                         DESCRIPTION                                            VALUE
--------------  --------------------------------------------------------------------------------------  --------------
PUT OPTIONS PURCHASED -- 0.0%

                10-Year U.S. Treasury Note Futures Put
             1  @ $127.00 due September 2015 (d)......................................................             453
                                                                                                        --------------
                TOTAL OPTIONS PURCHASED...............................................................             453
                (Cost $1,177)                                                                           --------------

                TOTAL INVESTMENTS -- 98.5%............................................................      19,230,696
                (Cost $19,555,195) (e)
                NET OTHER ASSETS AND LIABILITIES -- 1.5%..............................................         300,787
                                                                                                        --------------
                NET ASSETS -- 100.0%..................................................................  $   19,531,483
                                                                                                        ==============

-----------------------------

(a)   Investment in affiliated fund.

(b) Floating or variable rate security. The interest rate shown reflects the rate in effect at July 31, 2015.

(c) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund's advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2015, securities noted as such amounted to $38,227 or 0.2% of net assets.

(d)   Non-income producing security.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of July 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $340,599 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $665,098.

ADR   - American Depositary Receipt

IO    - Interest-Only Security- Principal amount shown represents par value on which interest payments are based.


                     See Notes to Portfolio of Investments

FIRST TRUST STRATEGIC INCOME ETF (FDIV)

JULY 31, 2015 (UNAUDITED)

Currency Abbreviations:
AUD      Australian Dollar
BRL      Brazilian Real
CAD      Canadian Dollar
COP      Colombian Peso
IDR      Indonesian Rupiah
INR      Indian Rupee
MYR      Malaysian Ringgit
MXN      Mexican Peso
PEN      Peruvian Nuevo Sol
PLN      Polish Zloty
TRY      Turkish Lira
ZAR      South African Rand


-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                         LEVEL 2         LEVEL 3
                                                          TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                        VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
                                                        7/31/2015        PRICES          INPUTS          INPUTS
                                                      -------------   -------------   -------------   -------------
Exchange-Traded Funds*..............................  $   9,156,845   $   9,156,845   $          --   $          --
Common Stocks*......................................      4,799,632       4,799,632              --              --
U.S. Government Agency Mortgage-Backed
   Securities.......................................      1,957,292              --       1,957,292              --
Master Limited Partnerships*........................      1,534,910       1,534,910              --              --
Foreign Sovereign Bonds**...........................        580,488              --         580,488              --
Mortgage-Backed Securities..........................        566,240              --         566,240              --
Real Estate Investment Trusts*......................        503,696         503,696              --              --
Asset-Backed Securities.............................         84,478              --          84,478              --
Foreign Corporate Bonds**...........................         46,662              --          46,662              --
Put Options Purchased...............................            453             453              --              --
                                                      -------------   -------------   -------------   -------------
Total Investments...................................     19,230,696      15,995,536       3,235,160              --
Forward Foreign Currency Contracts***...............            330              --             330              --
                                                      -------------   -------------   -------------   -------------
Total...............................................  $  19,231,026   $  15,995,536   $   3,235,490   $          --
                                                      =============   =============   =============   =============

*   See Portfolio of Investments for industry breakout.
**  See Portfolio of Investments for country breakout.
*** See the table of Forward Foreign Currency Contracts for contract and currency detail.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at July 31, 2015.


                     See Notes to Portfolio of Investments

FIRST TRUST STRATEGIC INCOME ETF (FDIV)

JULY 31, 2015 (UNAUDITED)


                                              FORWARD FOREIGN CURRENCY CONTRACTS
                                       --------------------------------------------------
                                                                         PURCHASE VALUE       SALE VALUE         UNREALIZED
  SETTLEMENT                           AMOUNT                                 AS OF              AS OF          APPRECIATION/
     DATE         COUNTERPARTY      PURCHASED (a)     AMOUNT SOLD (a)   JULY 31, 2015      JULY 31, 2015       (DEPRECIATION)
--------------  ----------------  -----------------  -----------------  -----------------  -----------------  -----------------
   8/31/15            BNYM          USD    30,509     TRY      85,000     $      30,509      $      30,394      $          115
   8/31/15            BNYM          USD    32,443     ZAR     410,000            32,443             32,228                 215
                                                                                                                --------------
Net Unrealized Appreciation (Depreciation) .................................................................    $          330
                                                                                                                ==============

(a)   Please see Portfolio of Investments for currency descriptions.

Counterparty Abbreviations:
BNYM  Bank of New York Mellon (The)


                     See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                           JULY 31, 2015 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund IV (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on September 15, 2010, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of six funds that are offering shares. This report covers the First Trust Strategic Income ETF (the "Fund"), which trades under the ticker "FDIV" on The NASDAQ(R) Stock Market LLC ("NASDAQ").

The Fund, which is an investment company within the scope of Financial Accounting Standards Board ("FASB") Accounting Standards Update 2013-08, follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, "Financial Services-Investment Companies."

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

The Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. All securities and other assets of the Fund initially expressed in foreign currencies will be converted to U.S. dollars using exchange rates in effect at the time of valuation. The Fund's investments are valued as follows:

      Corporate bonds, corporate notes, U.S. government securities, mortgage-backed securities, asset-backed securities and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by an independent pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

            1)    benchmark yields;

            2)    reported trades;

            3)    broker/dealer quotes;

            4)    issuer spreads;

            5)    benchmark securities;

            6)    bids and offers; and

            7)    reference data including market research publications.

      Common stocks, preferred stocks, master limited partnerships and other equity securities listed on any national or foreign exchange (excluding NASDAQ and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                           JULY 31, 2015 (UNAUDITED)

      Forward foreign currency contracts are fair valued at the current day's interpolated foreign exchange rate, as calculated using the current day's spot rate, and the thirty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent pricing service.

      Exchange-traded options contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Fixed income and other debt securities having a remaining maturity of 60 days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

            1) the credit conditions in the relevant market and changes thereto;

            2) the liquidity conditions in the relevant market and changes thereto;

            3) the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);

            4) issuer-specific conditions (such as significant credit deterioration); and

            5) any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities.

Fair valuation of a debt security will be based on the consideration of all available information, including, but not limited to, the following:

       1)   the fundamental business data relating to the issuer;

       2) an evaluation of the forces which influence the market in which these securities are purchased and sold;

       3)   the type, size and cost of a security;

       4)   the financial statements of the issuer;

       5) the credit quality and cash flow of the issuer, based on the Advisor's or external analysis;

       6) the information as to any transactions in or offers for the security;

       7) the price and extent of public trading in similar securities of the issuer/borrower, or comparable companies;

       8)   the coupon payments;

       9) the quality, value and salability of collateral, if any, securing the security;

      10) the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer's management (for corporate debt only);

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                           JULY 31, 2015 (UNAUDITED)

      11) the economic, political and social prospects/developments of the country of issue and the assessment of the country's government leaders/officials (for sovereign debt only)

      12) the prospects for the issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only); and

      13)   other relevant factors.

Fair valuation of an equity security will be based on the consideration of all available information, including, but not limited to, the following:

       1)   the type of security;

       2)   the size of the holding;

       3)   the initial cost of the security;

       4)   transactions in comparable securities;

       5)   price quotes from dealers and/or pricing services;

       6)   relationships among various securities;

       7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

       8)   an analysis of the issuer's financial statements; and

       9) the existence of merger proposals or tender offers that might affect the value of the security

Because foreign markets may be open on different days than the days during which investors may transact in the shares of the Fund, the value of the Fund's securities may change on the days when investors are not able to transact in the shares of the Fund. The value of the securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investments.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of July 31, 2015, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                           JULY 31, 2015 (UNAUDITED)

C. FORWARD FOREIGN CURRENCY CONTRACTS

The Fund is subject to foreign currency risk in the normal course of pursuing its investment objectives. Forward foreign currency contracts are agreements between two parties ("Counterparties") to exchange one currency for another at a future date and at a specified price. The Fund uses forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Fund's foreign currency exposure. These contracts are valued daily, and the Fund's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included on the Forward Foreign Currency Contracts table in the Portfolio of Investments. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Due to the risks, the Fund could incur losses in excess of the net unrealized value shown on the Forward Foreign Currency Contracts table in the Portfolio of Investments. In the event of default by the Counterparty, the Fund will provide notice to the Counterparty of the Fund's intent to convert the currency held by the Fund into the currency that the Counterparty agreed to exchange with the Fund. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances.

D. OPTIONS CONTRACTS

In the normal course of pursuing its investment objective, the Fund may invest up to 20% of its net assets in derivative instruments in connection with hedging strategies. The Fund may invest in exchange-listed futures contracts, exchange-listed options, exchange-listed options on futures contracts, and exchange-listed stock index options.

The Fund may purchase (buy) or write (sell) put and call options on futures contracts and enter into closing transactions with respect to such options to terminate an existing position. A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position
(put) in a futures contract at a specified exercise price prior to the expiration of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. Prior to exercise or expiration, a futures contract may be closed out by an offsetting purchase or sale of a futures option of the same series. Options are marked-to-market daily and their value is affected by changes in the value of the underlying security, changes in interest rates, changes in the actual or perceived volatility of the securities markets and the underlying securities, and the remaining time to the option's expiration. The value of options may also be adversely affected if the market for the options becomes less liquid or the trading volume diminishes.

The Fund uses options on futures contracts in connection with hedging strategies. Generally, these strategies are applied under the same market and market sector conditions in which the Fund uses put and call options on securities or indices. The purchase of put options on futures contracts is analogous to the purchase of puts on securities or indices so as to hedge the Fund's securities holdings against the risk of declining market prices. The writing of a call option or the purchasing of a put option on a futures contract constitutes a partial hedge against declining prices of securities which are deliverable upon exercise of the futures contract. If the price at expiration of a written call option is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's holdings of securities. If the price when the option is exercised is above the exercise price, however, the Fund will incur a loss, which may be offset, in whole or in part, by the increase in the value of the securities held by the Fund that were being hedged. Writing a put option or purchasing a call option on a futures contract serves as a partial hedge against an increase in the value of the securities the Fund intends to acquire.

The Fund is required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund. The Fund will pledge in a segregated account at the Fund's custodian, liquid assets, such as cash, U.S. government securities or other high-grade liquid debt obligations equal in value to the amount due on the underlying obligation. Such segregated assets will be marked-to-market daily, and additional assets will be pledged in the segregated account whenever the total value of the pledged assets falls below the amount due on the underlying obligation.

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                           JULY 31, 2015 (UNAUDITED)

The risks associated with the use of options on future contracts include the risk that the Fund may close out its position as a writer of an option only if a liquid secondary market exists for such options, which cannot be assured. The Fund's successful use of options on futures contracts depends on the Advisor's ability to correctly predict the movement in prices on futures contracts and the underlying instruments, which may prove to be incorrect. In addition, there may be imperfect correlation between the instruments being hedged and the futures contract subject to option.

E. FOREIGN CURRENCY

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions.

F. INTEREST-ONLY SECURITIES

An interest-only security ("IO Security") is the interest-only portion of a mortgage-backed security that receives some or all of the interest portion of the underlying mortgage-backed security and little or no principal. A reference principal value called a notional value is used to calculate the amount of interest due to the IO Security. IO Securities are sold at a deep discount to their notional principal amount. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of an IO Security will fall. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of an IO Security will rise. These securities, if any, are identified on the Portfolio of Investments.

G. AFFILIATED TRANSACTIONS

The Fund invests in securities of affiliated funds. The Fund's investment performance and risks are directly related to the investment performance and risks of the affiliated funds.

Amounts related to these instruments in the Fund's Portfolio of Investments at July 31, 2015, and for the fiscal year-to-date period (November 1, 2014 through July 31, 2015) are:

                                                  ------------------------------------------------
                                                                   SHARE ACTIVITY
                                                  ------------------------------------------------  -----------
                                                  BALANCE AT                           BALANCE AT    VALUE AT
                 SECURITY NAME                     10/31/14    PURCHASES   SALES         7/31/15      7/31/15
------------------------------------------------  -----------  ---------  -----------  -----------  -----------
First Trust Emerging Markets Local Currency              --        6,600          --        6,600   $   283,866
   Bond ETF
First Trust Preferred Securities and Income
   ETF                                               48,933      173,527          --      222,460     4,250,500
First Trust Senior Loan Fund                         25,733           --     (25,733)          --            --
First Trust Tactical High Yield  ETF                 24,718       46,089      (5,836)      64,971     3,240,753
                                                                                                    -----------
                                                                                                    $ 7,775,119
                                                                                                    ===========

                           3. DERIVATIVE TRANSACTIONS

For the fiscal year-to-date period (November 1, 2014 through July 31, 2015), the notional values of forward foreign currency contracts opened and closed were $1,152,929 and $1,089,977, respectively.

FIRST TRUST LOW DURATION MORTGAGE OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS
JULY 31, 2015 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY         VALUE
--------------  --------------------------------------------------------  -------------  -------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES -- 73.2%

                COLLATERALIZED MORTGAGE OBLIGATIONS -- 19.4%
                Federal Home Loan Mortgage Corporation
$        3,323       Series 1989-74, Class F ...........................       6.00%        10/15/20    $        3,522
           830       Series 1990-147, Class G ..........................       7.50%        04/15/21               861
           117       Series 1990-172, Class J ..........................       7.00%        07/15/21               122
           195       Series 1990-186, Class E ..........................       6.00%        08/15/21               205
           359       Series 1990-188, Class H ..........................       7.00%        09/15/21               390
         1,726       Series 1993-1577, Class PK ........................       6.50%        09/15/23             1,895
         5,153       Series 1998-2089, Class PJ, IO ....................       7.00%        10/15/28               694
         3,655       Series 2003-2586, Class ND ........................       4.50%        03/15/18             3,806
         8,015       Series 2003-2643, Class ME ........................       3.50%        03/15/18             8,040
         7,729       Series 2005-2987, Class KG ........................       5.00%        12/15/34             7,769
        18,503       Series 2005-3028, Class BA ........................       5.00%        04/15/34            18,586
           988       Series 2010-3634, Class BA ........................       4.50%        08/15/27               988
         5,019       Series 2011-3795, Class ED ........................       3.00%        10/15/39             5,217
       145,847       Series 2012-4097, Class ES, IO (a).................       5.91%        08/15/42            28,869
       146,699       Series 2012-4116, Class AS, IO (a).................       5.96%        10/15/42            32,581
                Federal National Mortgage Association
           750       Series 1990-11, Class G ...........................       6.50%        02/25/20               790
        47,886       Series 1990-13, Class E ...........................       9.00%        02/25/20            53,385
         2,927       Series 1990-109, Class J ..........................       7.00%        09/25/20             3,139
        47,823       Series 1990-112, Class G ..........................       8.50%        09/25/20            53,175
         1,358       Series 1992-44, Class ZQ ..........................       8.00%        07/25/22             1,425
         5,421       Series 1993-46, Class FH (a).......................       1.86%        04/25/23             5,339
           808       Series 1994-24, Class H, PO .......................        (b)         11/25/23               764
       146,500       Series 1999-49, Class SC, IO (a)...................       7.71%        10/25/17             8,337
       115,084       Series 2001-8, Class SE, IO (a)....................       8.41%        02/17/31             7,670
         3,562       Series 2002-22, Class G ...........................       6.50%        04/25/32             3,995
         2,050       Series 2002-74, Class LE ..........................       5.00%        11/25/17             2,121
        59,006       Series 2003-W1, Class 1A1 (a)......................       5.77%        12/25/42            67,281
         6,275       Series 2005-110, Class CA .........................       5.50%        01/25/35             6,418
       197,898       Series 2006-15, Class IS, IO (a)...................       6.39%        03/25/36            39,033
        17,395       Series 2006-31, Class PZ ..........................       6.00%        05/25/36            22,989
        30,000       Series 2006-46, Class UD ..........................       5.50%        06/25/36            35,221
        63,735       Series 2006-377, Class 1, PO, STRIPS ..............        (b)         10/25/36            58,133
       161,000       Series 2007-67, Class SA, IO (a)...................       6.56%        04/25/37            15,060
       374,901       Series 2009-14, Class BS, IO (a)...................       6.06%        03/25/24            38,599
       946,956       Series 2010-106, Class BI, IO .....................       3.50%        09/25/20            55,228
         5,214       Series 2010-145, Class PE .........................       3.25%        10/25/24             5,398
        88,679       Series 2011-90, Class QI, IO ......................       5.00%        05/25/34            10,078
       458,033       Series 2012-101, Class AI, IO .....................       3.00%        06/25/27            48,824
         7,000       Series 2013-35, Class LP ..........................       3.00%        01/25/43             7,044
       678,386       Series 2014-29, Class GI, IO ......................       3.00%        05/25/29            80,336
                Government National Mortgage Association
       185,917       Series 2003-42, Class SA, IO (a)...................       6.41%        07/16/31            34,373
        29,119       Series 2004-49, Class MZ ..........................       6.00%        06/20/34            35,838
        30,300       Series 2009-81, Class TZ...........................       5.50%        09/20/39            38,088
         7,245       Series 2010-19, Class HT...........................       4.50%        08/20/34             7,265
       200,783       Series 2011-151, Class TB, IO (a)..................       3.50%        04/20/41            35,045
       316,130       Series 2013-5, Class IA, IO .......................       3.50%        10/16/42            43,899
       192,249       Series 2013-20, Class KI, IO ......................       5.00%        01/20/43            37,815
                                                                                                        --------------
                                                                                                               975,650
                                                                                                        --------------


                     See Notes to Portfolio of Investments

FIRST TRUST LOW DURATION MORTGAGE OPPORTUNITIES ETF (LMBS)

JULY 31, 2015 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY         VALUE
--------------  --------------------------------------------------------  -------------  -------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                PASS-THROUGH SECURITIES -- 53.8%
                Federal Home Loan Mortgage Corporation
$      115,740       Pool A47829 .......................................       4.00%        08/01/35    $      123,377
        28,719       Pool A93093 .......................................       4.50%        07/01/40            31,423
        81,346       Pool A96380 .......................................       4.00%        01/01/41            86,812
       115,909       Pool C03949 .......................................       3.50%        05/01/42           120,563
        12,666       Pool G01443 .......................................       6.50%        08/01/32            14,717
        92,094       Pool G05792 .......................................       4.50%        02/01/40           100,574
         9,061       Pool G08113 .......................................       6.50%        02/01/36            10,355
        27,914       Pool G11880 .......................................       5.00%        12/01/20            29,764
        17,421       Pool J03523 .......................................       5.00%        09/01/21            18,461
        76,212       Pool Q07479 .......................................       3.50%        04/01/42            79,300
        95,484       Pool Q11791 .......................................       3.50%        10/01/42            99,353
                Federal National Mortgage Association
        26,990       Pool 545759 .......................................       6.50%        07/01/32            31,522
        14,463       Pool 555528 .......................................       6.00%        04/01/33            16,562
        48,808       Pool 555851 .......................................       6.50%        01/01/33            56,528
        16,140       Pool 745875 .......................................       6.50%        09/01/36            18,660
        60,999       Pool AB2092 .......................................       4.00%        01/01/41            65,315
        62,094       Pool AB2467 .......................................       4.50%        03/01/41            68,284
        91,798       Pool AB4937 .......................................       3.50%        04/01/42            95,511
        81,571       Pool AB9382 .......................................       4.00%        05/01/43            87,468
       114,032       Pool AB9683 .......................................       4.00%        06/01/43           121,866
        91,561       Pool AB9959 .......................................       4.00%        07/01/43            98,124
        80,656       Pool AD8526 .......................................       4.50%        08/01/40            88,616
        41,953       Pool AH1568 .......................................       4.50%        12/01/40            45,895
       109,047       Pool AI1191 .......................................       4.50%        04/01/41           119,236
        74,392       Pool AI7800 .......................................       4.50%        07/01/41            81,765
        86,670       Pool AI8448 .......................................       4.50%        08/01/41            94,817
        73,361       Pool AJ5301 .......................................       4.00%        11/01/41            78,461
        32,134       Pool AK3103 .......................................       4.00%        02/01/42            34,359
        75,454       Pool AL0802 .......................................       4.50%        04/01/25            81,368
        67,008       Pool AO2976 .......................................       3.50%        05/01/42            69,715
        91,805       Pool AO4133 .......................................       3.50%        06/01/42            95,655
        40,132       Pool AP4795 .......................................       3.50%        09/01/42            41,758
        66,749       Pool AT6306 .......................................       4.00%        06/01/43            71,799
       109,403       Pool AT9657 .......................................       4.00%        07/01/43           116,887
        91,810       Pool AU3751 .......................................       4.00%        08/01/43            98,138
        55,435       Pool AU4386 .......................................       4.00%        10/01/43            59,256
                Government National Mortgage Association
        26,824       Pool 3390 .........................................       5.50%        05/20/33            30,435
        29,638       Pool 627123 .......................................       5.50%        03/15/34            34,108
        80,587       Pool 706840 .......................................       4.50%        05/15/40            88,930
                                                                                                        --------------
                                                                                                             2,705,737
                                                                                                        --------------
                TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES...............................       3,681,387
                (Cost $3,619,410)                                                                       --------------


                     See Notes to Portfolio of Investments

FIRST TRUST LOW DURATION MORTGAGE OPPORTUNITIES ETF (LMBS)

JULY 31, 2015 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY         VALUE
--------------  --------------------------------------------------------  -------------  -------------  --------------
MORTGAGE-BACKED SECURITIES -- 10.8%

                COLLATERALIZED MORTGAGE OBLIGATIONS -- 10.2%
                Alternative Loan Trust
$        1,730       Series 2004-J8, Class 4A1 .........................       6.00%        02/25/17    $        1,742
                Chase Mortgage Finance Trust
         4,366       Series 2005-S1, Class 1A10 ........................       5.50%        05/25/35             4,413
                CHL Mortgage Pass-Through Trust
        30,714       Series 2004-4, Class A13 ..........................       5.25%        05/25/34            31,227
        11,858       Series 2004-8, Class 2A1 ..........................       4.50%        06/25/19            12,237
                Citicorp Mortgage Securities REMIC Pass-Through
                   Certificates Trust
         3,135       Series 2005-5, Class 1A7 ..........................       5.50%        08/25/35             3,157
                Citicorp Mortgage Securities Trust
         4,452       Series 2006-2, Class 1A12 .........................       6.00%        04/25/36             4,471
        36,471       Series 2006-3, Class 1A2 ..........................       6.25%        06/25/36            37,614
           458       Series 2007-6, Class 1A5 ..........................       6.00%        07/25/37               461
         1,338       Series 2007-6, Class 1A10 .........................       6.00%        07/25/37             1,344
                Citigroup Mortgage Loan Trust
        24,319       Series 2010-8, Class 5A6 (c).......................       4.00%        11/25/36            24,704
        42,171       Series 2010-8, Class 6A6 (c).......................       4.50%        12/25/36            43,122
                Credit Suisse Mortgage Capital Certificates
        44,675       Series 2009-3R, Class 28A1 (a) (c).................       2.62%        08/27/37            44,701
                GMACM Mortgage Loan Trust
        21,469       Series 2003-J10, Class A1 .........................       4.75%        01/25/19            21,530
                GSR Mortgage Loan Trust
         1,593       Series 2005-AR5, Class 2A4 (a).....................       2.74%        10/25/35             1,592
                JPMorgan Resecuritization Trust
        81,477       Series 2009-7, Class 5A1 (a) (c)...................       6.00%        02/27/37            83,911
                Merrill Lynch Mortgage Investors Trust MLCC
        11,205       Series 2003-H, Class A3A (a).......................       1.93%        01/25/29            11,093
                Merrill Lynch Mortgage Investors Trust MLMI
         3,213       Series 2005-A5, Class A2 (a).......................       2.57%        06/25/35             3,211
                National Mortgage Securities, Inc.
        19,864       Series 1998-2, Class B4 (a) (d)....................       6.75%        06/25/28            19,140
                Residential Accredit Loans, Inc.
         9,581       Series 2003-QS6, Class A7 (a)......................       0.59%        03/25/33             9,503
                Residential Funding Securities Corp.
        16,974       Series 2003-RM2, Class AII ........................       5.00%        05/25/18            17,284
                WaMu Mortgage Pass-Through Certificates Trust
        51,026       Series 2004-CB2, Class 5A .........................       5.00%        07/25/19            52,144
        24,232       Series 2004-CB3, Class 3A .........................       5.50%        10/25/19            25,167
                Washington Mutual MSC Mortgage Pass-Through
                   Certificates Trust
        13,493       Series 2003-MS1, Class CB4 (a) (c).................       5.13%        02/25/18            13,085
                Wells Fargo Alternative Loan Trust
        27,087       Series 2007-PA5, Class 2A1 ........................       6.00%        11/25/22            27,813
                Wells Fargo Mortgage Loan Trust
        20,429       Series 2012-RR1, Class A1 (a) (c)..................       2.85%        08/27/37            20,123
                                                                                                        --------------
                                                                                                               514,789
                                                                                                        --------------
                COMMERCIAL MORTGAGE-BACKED SECURITIES -- 0.6%
                Banc of America Commercial Mortgage Trust
        28,892       Series 2007-2, Class A2 (a)........................       5.63%        04/10/49            28,919
                                                                                                        --------------
                TOTAL MORTGAGE-BACKED SECURITIES......................................................         543,708
                (Cost $533,756)                                                                         --------------


                     See Notes to Portfolio of Investments

FIRST TRUST LOW DURATION MORTGAGE OPPORTUNITIES ETF (LMBS)

JULY 31, 2015 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY         VALUE
--------------  --------------------------------------------------------  -------------  -------------  --------------
ASSET-BACKED SECURITIES -- 6.2%

                ACE Securities Corp. Home Equity Loan Trust
$        3,023       Series 2006-SD1, Class A1B (a).....................       0.54%        02/25/36    $        3,025
                Bear Stearns Asset-Backed Securities Trust
        50,856       Series 2002-1, Class 1A5 (e) ......................       6.89%        12/25/34            52,118
                BNC Mortgage Loan Trust
        63,228       Series 2007-2, Class A2 (a)........................       0.29%        05/25/37            60,948
                Conseco Financial Corp.
         8,552       Series 1993-3, Class A7 ...........................       6.40%        10/15/18             8,714
                Equity One Mortgage Pass-Through Trust
         6,253       Series 2004-1, Class AF4 (a).......................       4.15%        04/25/34             6,336
                First Alliance Mortgage Loan Trust
        99,327       Series 1999-1, Class A1 (e) .......................       7.18%        06/20/30           100,003
                Morgan Stanley ABS Capital I, Inc. Trust
         8,076       Series 2004-SD3, Class A (a) (c)...................       0.65%        06/25/34             8,110
                New Century Home Equity Loan Trust
        20,575       Series 2001-NC1, Class M2 (a)......................       1.84%        06/20/31            20,367
         2,328       Series 2003-5, Class AI7 (a).......................       5.15%        11/25/33             2,392
                Park Place Securities, Inc. Asset-Backed Pass-Through
                   Certificates
        10,119       Series 2005-WCH1, Class M2 (a).....................       0.97%        01/25/36            10,083
                Popular ABS Mortgage Pass-Through Trust
        28,899       Series 2007-A, Class A1 (a)........................       0.28%        06/25/47            28,452
                Residential Asset Mortgage Products, Inc. Trust
        13,305       Series 2003-RZ4, Class A7 (e)......................       4.79%        06/25/33            13,674
                                                                                                        --------------
                TOTAL ASSET-BACKED SECURITIES.........................................................         314,222
                (Cost $307,722)                                                                         --------------

    SHARES                                           DESCRIPTION                                            VALUE
--------------  --------------------------------------------------------------------------------------  --------------
EXCHANGE-TRADED FUNDS -- 4.0%

                CAPITAL MARKETS -- 4.0%
         1,600  iShares 20+ Year Treasury Bond ETF ...................................................         196,048
            30  iShares 7-10 Year Treasury Bond ETF ..................................................           3,193
                                                                                                        --------------

                TOTAL EXCHANGE-TRADED FUNDS...........................................................         199,241
                (Cost $198,948)                                                                         --------------

  NUMBER OF
  CONTRACTS                                          DESCRIPTION                                            VALUE
--------------  --------------------------------------------------------------------------------------  --------------
CALL OPTIONS PURCHASED -- 0.1%
                U.S. Treasury Long Bond Futures Call
             1  @   $152.00 due August 2015...........................................................           4,345
                                                                                                        --------------
                TOTAL CALL OPTIONS PURCHASED..........................................................           4,345
                (Cost $2,067)                                                                           --------------


                     See Notes to Portfolio of Investments

FIRST TRUST LOW DURATION MORTGAGE OPPORTUNITIES ETF (LMBS)

JULY 31, 2015 (UNAUDITED)

  NUMBER OF
  CONTRACTS                                          DESCRIPTION                                            VALUE
--------------  --------------------------------------------------------------------------------------  --------------
PUT OPTIONS PURCHASED -- 0.1%
                10-Year U.S. Treasury Note Futures Put
             2  @ $126.50 due September 2015 .........................................................  $        1,906

                U.S. Treasury Long Bond Futures Put
             1  @ $153.00 due September 2015..........................................................           2,078
                                                                                                        --------------
                TOTAL PUT OPTIONS PURCHASED...........................................................           3,984
                (Cost $4,357)                                                                           --------------

                TOTAL INVESTMENTS -- 94.4%............................................................       4,746,887
                (Cost $4,666,260) (f)                                                                   --------------

CALL OPTIONS WRITTEN -- (0.0%)
                U.S. Treasury Long Bond Futures Call
             1  @ $157.00 due August 2015.............................................................          (1,188)
                                                                                                        --------------
                TOTAL CALL OPTIONS WRITTEN ...........................................................          (1,188)
                (Premiums received $1,027)                                                              --------------

                NET OTHER ASSETS AND LIABILITIES -- 5.6%..............................................         281,123
                                                                                                        --------------
                NET ASSETS -- 100.0%..................................................................  $    5,026,822
                                                                                                        ==============

-----------------------------

(a) Floating or variable rate security. The interest rate shown reflects the rate in effect at July 31, 2015.

(b)   Zero coupon security.

(c) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund's advisor (the "Advisor"). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2015, securities noted as such amounted to $237,756 or 4.7% of net assets.

(d) Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be illiquid by the Advisor.

(e) Step-up security. A security where the coupon increases or steps up at a predetermined date. The interest rate shown reflects the rate in effect at July 31, 2015.

(f) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of July 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $85,410 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $4,783.

IO     - Interest-Only Security - Principal amount shown represents par value on which interest payments are based.

PO     - Principal-Only Security

STRIPS - Separate Trading of Registered Interest and Principal of Securities.


                     See Notes to Portfolio of Investments

FIRST TRUST LOW DURATION MORTGAGE OPPORTUNITIES ETF (LMBS)

JULY 31, 2015 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                   ASSETS TABLE
                                                                                         LEVEL 2         LEVEL 3
                                                          TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                        VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
                                                        7/31/2015        PRICES          INPUTS          INPUTS
                                                      -------------   -------------   -------------   -------------
U.S. Government Agency Mortgage-Backed
   Securities.......................................  $   3,681,387   $          --   $   3,681,387   $          --
Mortgage-Backed Securities..........................        543,708              --         543,708              --
Asset-Backed Securities.............................        314,222              --         314,222              --
Exchange-Traded Funds*..............................        199,241         199,241              --              --
Call Options Purchased..............................          4,345           4,345              --              --
Put Options Purchased...............................          3,984           3,984              --              --
                                                      -------------   -------------   -------------   -------------
Total Investments...................................  $   4,746,887   $     207,570   $   4,539,317   $          --
                                                      =============   =============   =============   =============

                                                 LIABILITIES TABLE
                                                                                         LEVEL 2         LEVEL 3
                                                          TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                        VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
                                                        7/31/2015        PRICES          INPUTS          INPUTS
                                                      -------------   -------------   -------------   -------------
Call Options Written................................  $      (1,188)  $      (1,188)  $          --   $          --
Futures Contracts...................................         (7,328)         (7,328)             --              --
                                                      -------------   -------------   -------------   -------------
Total...............................................  $      (8,516)  $      (8,516)  $          --   $          --
                                                      =============   =============   =============   =============

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at July 31, 2015.

OPEN FUTURES CONTRACTS AT JULY 31, 2015 (see Note 2C - Futures Contracts in the Notes to Portfolio of Investments):

                                                                                                    UNREALIZED
                                                    NUMBER OF        EXPIRATION       NOTIONAL     APPRECIATION/
            SHORT FUTURES CONTRACTS                 CONTRACTS           MONTH           VALUE     (DEPRECIATION)
-----------------------------------------------  ----------------  ---------------  -------------  -------------
U.S. 5-Year Treasury Notes                               9            Sep-2015      $   1,071,463  $      (7,131)
U.S. 10-Year Treasury Notes                              6            Sep-2015            764,428           (197)
                                                                                    -------------  -------------
                                                                                    $   1,835,891  $      (7,328)
                                                                                    =============  =============


                     See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS

           FIRST TRUST LOW DURATION MORTGAGE OPPORTUNITIES ETF (LMBS)
                           JULY 31, 2015 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund IV (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on September 15, 2010, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of six funds that are offering shares. This report covers the First Trust Low Duration Mortgage Opportunities ETF (the "Fund"), which trades under the ticker "LMBS" on The NASDAQ(R) Stock Market LLC ("NASDAQ").

The Fund, which is an investment company within the scope of Financial Accounting Standards Board ("FASB") Accounting Standards Update 2013-08, follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, "Financial Services-Investment Companies."

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

The Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid) by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Corporate bonds, corporate notes, U.S. government securities, mortgage-backed securities, asset-backed securities and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by an independent pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

            1)    benchmark yields;

            2)    reported trades;

            3)    broker/dealer quotes;

            4)    issuer spreads;

            5)    benchmark securities;

            6)    bids and offers; and

            7)    reference data including market research publications.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Common stocks and other equity securities listed on any national or foreign exchange (excluding NASDAQ and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

           FIRST TRUST LOW DURATION MORTGAGE OPPORTUNITIES ETF (LMBS)
                           JULY 31, 2015 (UNAUDITED)

      Exchange-traded futures contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded futures contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Exchange-traded options contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Fixed income and other debt securities having a remaining maturity of 60 days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

            1) the credit conditions in the relevant market and changes thereto;

            2) the liquidity conditions in the relevant market and changes thereto;

            3) the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);

            4) issuer-specific conditions (such as significant credit deterioration); and

            5) any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the fundamental business data relating to the issuer;

      2) an evaluation of the forces which influence the market in which these securities are purchased and sold;

      3)    the type, size and cost of a security;

      4)    the financial statements of the issuer;

      5) the credit quality and cash flow of the issuer, based on the Advisor's or external analysis;

      6) the information as to any transactions in or offers for the security;

      7) the price and extent of public trading in similar securities of the issuer/borrower, or comparable companies;

      8)    the coupon payments;

      9) the quality, value and salability of collateral, if any, securing the security;

      10) the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer's management (for corporate debt only);

      11) the prospects for the issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only); and

      12)   other relevant factors.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which

           FIRST TRUST LOW DURATION MORTGAGE OPPORTUNITIES ETF (LMBS)
                           JULY 31, 2015 (UNAUDITED)

            transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of July 31, 2015, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. FUTURES CONTRACTS

The Fund purchases or sells (i.e., is long or short) exchange-listed futures contracts to hedge against changes in interest rates (interest rate risk). Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Open futures contracts can also be closed out prior to settlement by entering into an offsetting transaction in a matching futures contract. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain margin deposits on the futures contract. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired.

Upon entering into a futures contract, the Fund must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contacts are marked to market daily. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin.

If market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, interest rates and the underlying instruments.

D. OPTIONS CONTRACTS

In the normal course of pursuing its investment objective, the Fund may invest up to 20% of its net assets in derivative instruments in connection with hedging strategies. The Fund may invest in exchange-listed options on U.S. Treasury securities, exchange-listed options on U.S. Treasury futures contracts and exchange-listed U.S. Treasury futures contracts. The Fund uses derivative instruments primarily to hedge interest rate risk, actively manage interest rate exposure, hedge foreign currency risk and actively manage foreign currency exposure. The primary risk exposure is interest rate risk.

The Fund may purchase (buy) or write (sell) put and call options on futures contracts and enter into closing transactions with respect to such options to terminate an existing position. A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position
(put) in a futures contract at a specified exercise price prior to the

           FIRST TRUST LOW DURATION MORTGAGE OPPORTUNITIES ETF (LMBS)
                           JULY 31, 2015 (UNAUDITED)

expiration of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. Prior to exercise or expiration, a futures contract may be closed out by an offsetting purchase or sale of a futures option of the same series. Options are marked-to-market daily and their value is affected by changes in the value of the underlying security, changes in interest rates, changes in the actual or perceived volatility of the securities markets and the underlying securities, and the remaining time to the option's expiration. The value of options may also be adversely affected if the market for the options becomes less liquid or the trading volume diminishes.

The Fund uses options on futures contracts in connection with hedging strategies. Generally, these strategies are applied under the same market and market sector conditions in which the Fund uses put and call options on securities or indices. The purchase of put options on futures contracts is analogous to the purchase of puts on securities or indices so as to hedge the Fund's securities holdings against the risk of declining market prices. The writing of a call option or the purchasing of a put option on a futures contract constitutes a partial hedge against declining prices of securities which are deliverable upon exercise of the futures contract. If the price at expiration of a written call option is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's holdings of securities. If the price when the option is exercised is above the exercise price, however, the Fund will incur a loss, which may be offset, in whole or in part, by the increase in the value of the securities held by the Fund that were being hedged. Writing a put option or purchasing a call option on a futures contract serves as a partial hedge against an increase in the value of the securities the Fund intends to acquire.

The Fund is required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund. The Fund will pledge in a segregated account at the Fund's custodian, liquid assets, such as cash, U.S. government securities or other high-grade liquid debt obligations equal in value to the amount due on the underlying obligation. Such segregated assets will be marked-to-market daily, and additional assets will be pledged in the segregated account whenever the total value of the pledged assets falls below the amount due on the underlying obligation.

The risks associated with the use of options on future contracts include the risk that the Fund may close out its position as a writer of an option only if a liquid secondary market exists for such options, which cannot be assured. The Fund's successful use of options on futures contracts depends on the Advisor's ability to correctly predict the movement in prices on futures contracts and the underlying instruments, which may prove to be incorrect. In addition, there may be imperfect correlation between the instruments being hedged and the futures contract subject to option.

E. INTEREST-ONLY SECURITIES

An interest-only security ("IO Security") is the interest-only portion of a mortgage-backed security that receives some or all of the interest portion of the underlying mortgage-backed security and little or no principal. A reference principal value called a notional value is used to calculate the amount of interest due to the IO Security. IO Securities are sold at a deep discount to their notional principal amount. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of an IO Security will fall. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of an IO Security will rise. These securities, if any, are identified on the Porfolio of Investments.

F. PRINCIPAL-ONLY SECURITIES

A principal-only security ("PO Security") is the principal-only portion of a mortgage-backed security that does not receive any interest, is priced at a deep discount to its redemption value and ultimately receives the redemption value. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of a PO Security will rise. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of a PO Security will fall. These securities, if any, are identified on the Portfolio of Investments.

G. STRIPPED MORTGAGE-BACKED SECURITIES

Stripped Mortgage-Backed Securities are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities, each with a specified percentage of the underlying security's principal or interest payments. Mortgage securities may be partially stripped so that each investor class receives some interest and some principal. When securities are completely stripped, however, all of the interest is distributed

           FIRST TRUST LOW DURATION MORTGAGE OPPORTUNITIES ETF (LMBS)
                           JULY 31, 2015 (UNAUDITED)

to holders of one type of security known as an IO Security and all of the principal is distributed to holders of another type of security known as a principal-only security. These securities, if any, are identified on the Portfolio of Investments.

                           3. DERIVATIVE TRANSACTIONS

Written options activity for the Fund for the fiscal year-to-date period (November 4, 2014 to July 31, 2015) was as follows:

                                                    NUMBER OF
WRITTEN OPTIONS                                     CONTRACTS        PREMIUMS
------------------------------------------------  --------------  --------------
Options outstanding at November 4, 2014                     --       $      --
Options Written                                              7           6,954
Options Expired                                             (3)         (3,924)
Options Exercised                                           --              --
Options Closed                                              (3)         (2,003)
                                                    ----------       ---------
Options outstanding at July 31, 2015                         1       $   1,027
                                                    ==========       =========

For the fiscal year-to-date period (November 4, 2014 to July 31, 2015), the notional value of futures contracts opened and closed were $17,495,833 and $15,659,942, respectively.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)          First Trust Exchange-Traded Fund IV
            --------------------------------------------------------

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: September 22, 2015
     --------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: September 22, 2015
     --------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: September 22, 2015
     --------------------

* Print the name and title of each signing officer under his or her signature.